UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	Rajib Chanda
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	One Metro Center
Milwaukee, Wisconsin 53202	700 12th Street, N.W., Suite 900
Washington, D.C. 20005-3948

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 9/30/13

Date of reporting period: 9/30/13

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Reports to Shareholders.

TABLE OF CONTENTS

MANAGEMENT’S DISCUSSION ON FUND PERFORMANCE
2	Artisan Emerging Markets Fund
4	Artisan Global Equity Fund
6	Artisan Global Opportunities Fund
8	Artisan Global Small Cap Fund
10	Artisan Global Value Fund
12	Artisan International Fund
14	Artisan International Small Cap Fund
16	Artisan International Value Fund
18	Artisan Mid Cap Fund
20	Artisan Mid Cap Value Fund
22	Artisan Small Cap Fund
24	Artisan Small Cap Value Fund
26	Artisan Value Fund

SCHEDULES OF INVESTMENTS
28	Artisan Emerging Markets Fund
32	Artisan Global Equity Fund
35	Artisan Global Opportunities Fund
37	Artisan Global Small Cap Fund
39	Artisan Global Value Fund
41	Artisan International Fund
44	Artisan International Small Cap Fund
46	Artisan International Value Fund
49	Artisan Mid Cap Fund
52	Artisan Mid Cap Value Fund
55	Artisan Small Cap Fund
57	Artisan Small Cap Value Fund
60	Artisan Value Fund

62	STATEMENTS OF ASSETS AND LIABILITIES

66	STATEMENTS OF OPERATIONS

70	STATEMENTS OF CHANGES IN NET ASSETS

78	FINANCIAL HIGHLIGHTS

86	NOTES TO FINANCIAL STATEMENTS

116	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

118	SHAREHOLDER EXPENSE EXAMPLE

122	FACTORS CONSIDERED IN APPROVING ARTISAN GLOBAL SMALL CAP FUND’S ADVISORY AGREEMENT

126	FACTORS CONSIDERED IN APPROVING THE FUNDS’ AMENDED AND RESTATED INVESTMENT ADVISORY AGREEMENT

129	NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

132	PROXY VOTING POLICIES AND PROCEDURES

132	INFORMATION ABOUT PORTFOLIO SECURITIES

133	DIRECTORS AND OFFICERS

ARTISAN FUNDS

P.O. BOX 8412

BOSTON, MA 02266-8412

This report and the audited financial statements contained herein are provided for the general information of the shareholders of Artisan Funds. Before investing, investors should consider carefully each Fund’s investment objective, risks and charges and expenses. For a prospectus, which contains that information and more information about each Fund, please call 800.344.1770 or visit our website at www.artisanfunds.com. Read it carefully before you invest or send money.

Company discussions are for illustration only and are not intended as recommendations of individual stocks. The discussions present information about the companies believed to be accurate, and the views of the portfolio managers, as of September 30, 2013. That information and those views may change, and the Funds disclaim any obligation to advise shareholders of any such changes.

Artisan Funds offered through Artisan Partners Distributors LLC, member FINRA.

ARTISAN EMERGING MARKETS FUND

INVESTMENT PROCESS HIGHLIGHTS

Artisan Emerging Markets Fund employs a fundamental research process to construct a diversified portfolio of emerging market companies. The team’s investment process focuses on identifying companies that are priced at a discount relative to the team’s estimate of their sustainable earnings.

Sustainable Earnings. The team believes that over the long term a stock’s price is directly related to the company’s ability to deliver sustainable earnings. The team determines a company’s sustainable earnings based upon financial and strategic analyses. The financial analysis of a company’s balance sheet, income statement, and statement of cash flows focuses on identifying historical drivers of return on equity. The strategic analysis examines a company’s competitive advantages and financial strength to assess sustainability.

Valuation. The team believes that investment opportunities develop when businesses with sustainable earnings are undervalued relative to peers and historical industry, country and regional valuations. The team values a business and develops a price target based on their assessment of the business’s sustainable earnings and cash flow expectations and the team’s risk analysis.

Risk Analysis. The team believes that a disciplined risk framework allows greater focus on fundamental stock selection. The team incorporates its assessment of company-specific and macroeconomic risks into its valuation analysis to develop a risk-adjusted target price. The risk-rating assessment includes a review of the currency, inflation, monetary and fiscal policy and political risks to which a company is exposed.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $1,000,000 INVESTMENT (6/26/2006 to 9/30/2013)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2013)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan Emerging Markets Fund – Institutional Shares (6/26/2006)	-1.91%	-5.71%	3.25%	4.45%
Artisan Emerging Markets Fund – Advisor Shares (6/2/2008)	-2.25	-6.00	3.02	-5.42
MSCI Emerging Markets Index	0.98	-0.33	7.22	7.38	*

*	As of Institutional Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information call 800.399.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. The Fund’s performance information reflects Artisan Partners Limited Partnership’s (the “Adviser” or “Artisan Partners”) contractual agreement to limit the Fund’s expenses to no more than 1.50%, which has been in effect since the Fund’s inception and has had a material impact on the Fund’s performance, which would have been lower in its absence. See page 130 for a description of the index.

2	Artisan Funds

INVESTING ENVIRONMENT

Emerging markets equities substantially underperformed their developed market counterparts over the one-year period ended September 30, 2013. While developed market equities raced ahead in tandem with further accommodative policies from central banks and a gradually improving macroeconomic backdrop, emerging markets equities remained roughly flat. Weak commodity prices and a stronger U.S. dollar contributed to the weakness in emerging market economies over the period as investors showed a preference for dollar-denominated assets.

SECTOR DIVERSIFICATION

Sector	9/30/2012	9/30/2013
Consumer Discretionary	12.2%	14.0%
Consumer Staples	3.6	4.0
Energy	11.8	10.1
Financials	21.1	22.7
Healthcare	2.2	3.5
Industrials	9.0	8.6
Information Technology	18.1	16.9
Materials	11.0	9.5
Telecommunication Services	6.7	5.0
Utilities	2.6	2.8
Other assets less liabilities	1.7	2.9
	100.0%	100.0%

PERFORMANCE DISCUSSION

During the twelve-month period ended September 30, 2013, Artisan Emerging Markets Fund – Advisor Shares declined 2.25% and Artisan Emerging Markets Fund – Institutional Shares declined 1.91%, underperforming the MSCI Emerging Markets Index, which returned 0.98% over the same period.

Performance of the following stocks had a positive impact on the portfolio during the period: Chinese wealth management product distributor Noah Holdings Ltd.; South African media company Naspers Limited; United Arab Emirates budget airline company Air Arabia; Taiwanese integrated circuit manufacturer Taiwan Semiconductor Manufacturing Company Ltd.; and Mexican infrastructure company OHL Mexico SAB de CV.

Notable detractors included: Brazilian oil company Petroleo Brasilerio S.A.; South African gold miner Harmony Gold Mining Company Limited; South African financial services provider African Bank Investments Limited; Mexican wireless communications provider America Movil SAB de C.V.; and Indonesian automobile manufacturer PT Astra International Tbk.

REGION ALLOCATION

Region	9/30/2012	9/30/2013
Emerging Asia	51.3%	53.6%
Latin America	24.0	22.1
Europe, Middle East & Africa	19.7	16.3
Developed Markets	3.3	5.1

FUND CHANGES

We identified several new investment opportunities for the portfolio during the period, including Korean auto manufacturer Kia Motors Corporation; Chinese oil company China Petroleum and Chemical Corporation (Sinopec); Chinese power generation company China Resources Power Holdings Company Limited; Indian petrochemical manufacturer Reliance Industries Ltd.; and United Arab Emirates healthcare services company Al Noor Hospitals Group Plc. We funded these purchases in part by selling our positions in CNOOC Limited, Infosys Limited, Hyundai Mobis, MOL Hungarian Oil and Gas PLC and African Bank Investments Limited.

Artisan Funds	3

ARTISAN GLOBAL EQUITY FUND

INVESTMENT PROCESS HIGHLIGHTS

Artisan Global Equity Fund employs a fundamental stock selection process focused on identifying long-term growth opportunities to build a global (i.e., U.S. and non-U.S.) portfolio of companies of all market capitalizations. The investment team seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential.

Themes. The team identifies long-term secular (as opposed to cyclical) growth trends with the objective of investing in companies that have meaningful exposure to these trends. The team’s fundamental analysis focuses on those industry leaders with attractive growth and valuation characteristics that will be long-term beneficiaries of any structural change and/or trend.

Sustainable Growth. The team applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. The team seeks high-quality companies that typically have a sustainable competitive advantage, a superior business model and a high-quality management team.

Valuation. The team uses multiple valuation metrics to establish a target price range. The team assesses the relationship between its estimate of a company’s sustainable growth prospects and its current valuation.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/29/2010 to 9/30/2013)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2013)

Fund / Index	1-Year	3-Year	Since Inception
Artisan Global Equity Fund – Investor Shares (3/29/2010)	25.51%	18.28%	16.19%
MSCI ACWI Index	17.73	10.21	8.85

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The Fund’s investments in initial public offerings (IPOs) made a material contribution to the Fund’s performance. IPO investments are not an integral component of the Fund’s investment process and may not be available in the future. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. The Fund’s performance information reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses to no more than 1.50%, which has been in effect since the Fund’s inception and has had a material impact on the Fund’s performance, which would have been lower in its absence. See page 130 for a description of the index.

4	Artisan Funds

INVESTING ENVIRONMENT

Global equity markets posted strong gains over the one-year period ended September 30, 2013, as central banks around the globe poured liquidity into the global financial system. Throughout the year, politicians and banks worked to ease the burden, if only temporarily, of the fiscal problems facing Western economies. Yet, long-term fiscally sustainable solutions to the problems facing global equity markets remain outstanding.

SECTOR DIVERSIFICATION

Sector	9/30/2012	9/30/2013
Consumer Discretionary	13.1%	29.3%
Consumer Staples	25.8	16.6
Energy	5.0	1.3
Financials	11.9	10.6
Healthcare	6.4	13.1
Industrials	12.0	9.9
Information Technology	15.1	8.1
Materials	6.8	5.8
Telecommunication Services	1.2	—
Utilities	—	3.0
Other assets less liabilities	2.7	2.3
	100.0%	100.0%

PERFORMANCE DISCUSSION

During the twelve-month period ended September 30, 2013, Artisan Global Equity Fund – Investor Shares returned 25.51%, outperforming the MSCI ACWI Index, which returned 17.73% over the same period.

Performance of the following stocks had a positive impact on the portfolio during the period: Chinese Internet data center company 21Vianet Group, Inc.; U.S. nutrition retailer GNC Holdings, Inc.; New Zealand-based online accounting provider Xero Limited; U.S. interior aircraft manufacturer B/E Aerospace, Inc.; and Irish dairy company Glanbia plc.

Notable detractors included: Filipino wine product producer LT Group Inc; Indonesian media holding company PT Global Mediacom Tbk; U.S. technology designer and manufacturer Apple Inc.; Chinese energy business China Oil and Gas Group Ltd.; and Indonesian subscription-based broadcaster PT MNC Sky Vision Tbk.

REGION ALLOCATION

Region	9/30/2012	9/30/2013
Americas	40.0%	42.7%
Europe	37.1	25.4
Emerging Markets	6.3	23.2
Pacific Basin	13.9	6.4

FUND CHANGES

We identified several new investment opportunities for the portfolio during the period, including U.S. biopharmaceutical company Gilead Sciences, Inc.; U.S. luxury retailer Michael Kors Holdings Limited; U.S. oncology company ARIAD Pharmaceuticals, Inc.; U.S. discount retailer The TJX Companies, Inc.; and Filipino wine product producer LT Group Inc. We funded these purchases in part by selling our positions in CALBEE, Inc., Japan Tobacco, Inc., Apple Inc., Pernod Ricard SA and Housing Development Finance Corporation Ltd.

Artisan Funds	5

ARTISAN GLOBAL OPPORTUNITIES FUND

INVESTMENT PROCESS HIGHLIGHTS

Artisan Global Opportunities Fund employs a fundamental investment process to construct a diversified portfolio of U.S. and non-U.S. growth companies across a broad capitalization range. The Fund’s investment process focuses on two distinct areas – security selection and capital allocation.

The Fund’s investment team attempts to identify companies that possess franchise characteristics that are selling at attractive valuations and benefiting from an accelerating profit cycle.

Franchise Characteristics. These are characteristics that the team believes help to protect a company’s stream of cash flow from the effects of competition. The team looks for companies with at least two of the following characteristics: low cost production capability, possession of a proprietary asset, dominant market share, or a defensible brand name.

Attractive Valuations. Through its own fundamental research, the team estimates the amount a private market buyer would pay to buy the entire company (the company’s “intrinsic value” or “private market value”) and considers whether to purchase a stock if it sells at a discount to that estimate.

Accelerating Profit Cycle. The team tries to invest in companies that are well positioned for long-term growth, at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the emerging profit cycle.

Based on the investment team’s fundamental analysis of a company’s profit cycle, portfolio holdings develop through three stages. GardenSM investments are small positions in the early part of their profit cycle that will warrant a more sizeable allocation once their profit cycle accelerates. CropSM investments are positions that are being increased to a full weight because they are moving through the strongest part of their profit cycle. HarvestSM investments are positions that are being reduced as they near the team’s estimate of full valuation or their profit cycle begins to decelerate.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (9/22/2008 to 9/30/2013)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2013)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan Global Opportunities Fund – Investor Shares (9/22/2008)	21.16%	17.11%	13.62%	11.98%
Artisan Global Opportunities Fund – Institutional Shares (7/26/2011)	21.41	n/a	n/a	13.18
MSCI ACWI Index	17.73	10.21	7.71	6.23	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. The Fund’s performance information reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses to no more than 1.50%, which has been in effect since the Fund’s inception and has had a material impact on the Fund’s performance, which would have been lower in its absence. See page 130 for a description of the index.

6	Artisan Funds

INVESTING ENVIRONMENT

In the one-year period ended September 30, 2013, global stocks, as represented by the MSCI ACWI Index, posted strong positive returns. Corporate profit growth continued, and economic data, though still tepid, improved and outpaced modest expectations. Conversely, markets were preoccupied with the timing of the cessation of the U.S. Federal Reserve Bank’s long-term bond buying program, as well as concerns over slowed economic growth in emerging markets.

SECTOR DIVERSIFICATION

Sector	9/30/2012	9/30/2013
Consumer Discretionary	9.5%	10.5%
Consumer Staples	2.0	2.7
Energy	6.3	4.5
Financials	8.6	13.9
Healthcare	17.9	19.7
Industrials	10.7	12.4
Information Technology	33.6	28.3
Materials	6.8	3.5
Utilities	—	0.4
Other assets less liabilities	4.6	4.1
	100.0%	100.0%

PERFORMANCE DISCUSSION

During the twelve-month period ended September 30, 2013, Artisan Global Opportunities Fund – Investor Shares returned 21.16% and Artisan Global Opportunities Fund – Institutional Shares returned 21.41%, outperforming the MSCI ACWI Index, which returned 17.73% over the same period.

Performance of the following stocks had a positive impact on the portfolio during the period: U.S. biopharmaceutical firm Regeneron Pharmaceuticals, Inc.; U.S. biopharmaceutical firm specializing in neurology, oncology and immunology Biogen Idec Inc.; Swedish provider of design, measurement and visualization technologies Hexagon AB; U.K. provider of intellectual property to the semiconductor market ARM Holdings plc; and U.S. biopharmaceutical firm specializing in HIV/AIDS, liver disease and cardiovascular and respiratory conditions Gilead Sciences, Inc.

Notable detractors included: U.S. technology designer and manufacturer Apple Inc.; U.S. provider of enterprise storage systems, software, network and services EMC Corporation; Brazilian shopping malls operator BR Malls Participacoes; Brazilian retail drugstore chain Raia Drogasil S.A.; and U.S. provider of equipment and components used in oil and gas drilling and production operations National Oilwell Varco, Inc.

REGION ALLOCATION

Region	9/30/2012	9/30/2013
Americas	59.9%	56.0%
Europe	16.9	23.5
Pacific Basin	4.2	8.3
Emerging Markets	14.4	8.1

FUND CHANGES

We identified several new investment opportunities for the portfolio during the period, including U.S. biopharmaceutical firm Gilead Sciences, Inc.; U.S. diversified financial services holding company Citigroup Inc.; U.S. supplier of semiconductor equipment Applied Materials, Inc.; U.S. independent oil and gas exploration and production company Anadarko Petroleum Corporation; and Japanese search engine and e-commerce site Yahoo Japan Corporation. We funded these purchases in part by selling our positions in Apple Inc., EMC Corporation, National Oilwell Varco, Inc., Occidental Petroleum Corporation and OdontoPrev SA.

Artisan Funds	7

ARTISAN GLOBAL SMALL CAP FUND

INVESTMENT PROCESS HIGHLIGHTS

Artisan Global Small Cap Fund employs a fundamental stock selection process focused on identifying long-term growth opportunities to build a global portfolio of small-cap growth companies. The investment team seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential.

Themes. The team identifies long-term secular (as opposed to cyclical) growth trends with the objective of investing in companies that have meaningful exposure to these trends. The team’s fundamental analysis focuses on those industry leaders with attractive growth and valuation characteristics that will be long-term beneficiaries of any structural change and/or trend.

Sustainable Growth. The team applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. The team seeks high-quality companies that typically have a sustainable competitive advantage, a superior business model and a high-quality management team.

Valuation. The team uses multiple valuation metrics to establish a target price range. The team assesses the relationship between its estimate of a company’s sustainable growth prospects and its current valuation.

PERFORMANCE HISTORY

TOTAL RETURNS (as of 9/30/2013)

Fund / Index	Since Inception(1)
Artisan Global Small Cap Fund – Investor Shares (6/25/2013)	6.10%
MSCI ACWI Small Cap Index	13.15

(1)	For the period from commencement of operations 6/25/2013 through 9/30/2013; not annualized.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The Fund’s investments in initial public offerings (IPOs) made a material contribution to the Fund’s performance. IPO investments are not an integral component of the Fund’s investment process and may not be available in the future. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The table above does not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. The Fund’s performance information reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses to no more than 1.50%, which has been in effect since the Fund’s inception and has had a material impact on the Fund’s performance, which would have been lower in its absence. See page 130 for a description of the index. The growth of $10,000 chart has been omitted due to the Fund’s short performance history.

8	Artisan Funds

INVESTING ENVIRONMENT

During the period from the Fund’s inception on June 25, 2013 through September 30, 2013, global equity markets posted strong gains as market sentiment took a positive tilt. Investors responded favorably to ongoing signs of economic recovery in Europe and China. The U.K. housing market was a particularly bright spot. Meanwhile, activity in the corporate mergers and acquisitions arena picked up, a positive sign for equity markets. Market sentiment was also boosted by the U.S. Federal Reserve Bank’s decision to maintain the pace of its asset purchases.

SECTOR DIVERSIFICATION

Sector	9/30/2013
Consumer Discretionary	31.4%
Consumer Staples	18.3
Energy	2.4
Financials	2.6
Healthcare	12.7
Industrials	15.5
Information Technology	1.8
Materials	10.1
Utilities	3.4
Other assets less liabilities	1.8
100.0%

PERFORMANCE DISCUSSION

During the period June 25, 2013 through September 30, 2013, Artisan Global Small Cap Fund – Investor Shares returned 6.10%, underperforming the MSCI ACWI Small Cap Index, which returned 13.15% over the same period.

Performance of the following stocks had a positive impact on the portfolio during the period: Japanese discount store operator Don Quijote Co., Ltd.; U.K. retailer N Brown Group plc; Netherlands-based supplier of temporary employees Brunel International NV; Chinese pediatric nutrition provider Biostime International Holdings Ltd.; and U.S. financial services company First Republic Bank.

Notable detractors included: Chinese energy company China Oil and Gas Group Ltd.; Canadian natural gas engine producer Westport Innovations Inc.; Hong Kong-based oil field services provider SPT Energy Group Inc.; Indonesian broadcasting company PT MNC Sky Vision Tbk; and Indonesian media company PT Global Mediacom Tbk.

REGION ALLOCATION

Region	9/30/2013
Europe	31.7%
Americas	26.3
Emerging Markets	24.8
Pacific Basin	13.0
Middle East	2.4

FUND CHANGES

We identified several new investment opportunities for the portfolio during the period, including Portuguese television, cable and broadcasting services provider ZON OPTIMUS, SGPS, S.A.; Chinese pediatric nutrition provider Biostime International Holdings Ltd.; German advertising company Stroeer Media AG; Swiss laboratory automation component distributor Tecan AG; and U.S. online advertising company YuMe, Inc. We funded these purchases in part by selling our positions in Noodles & Company and The WhiteWave Foods Company.

Artisan Funds	9

ARTISAN GLOBAL VALUE FUND

INVESTMENT PROCESS HIGHLIGHTS

Artisan Global Value Fund employs a fundamental investment process to construct a diversified portfolio of securities of undervalued U.S. and non-U.S. companies. The Fund’s investment process focuses on identifying what the investment team considers to be high- quality, undervalued businesses that offer the potential for superior risk/reward outcomes. The team’s in-depth research process focuses on four key investment characteristics:

Undervaluation. Determining the intrinsic value of the business is the heart of the team’s research process. The team believes that intrinsic value represents the amount that a buyer would pay to own a company’s future cash flows. The team seeks to invest at a significant discount to the team’s estimate of the intrinsic value of a business.

Business Quality. The team seeks to invest in companies with histories of generating strong free cash flow, improving returns on capital and strong competitive positions in their industries.

Financial Strength. The team believes that investing in companies with strong balance sheets helps to reduce the potential for capital risk and provides company management the ability to build value when attractive opportunities are available.

Shareholder-Oriented Management. The team’s research process attempts to identify management teams with a history of building value for shareholders.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/10/2007 to 9/30/2013)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2013)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan Global Value Fund – Investor Shares (12/10/2007)	25.68%	16.75%	13.07%	7.69%
Artisan Global Value Fund – Institutional Shares (7/17/2012)	25.98	n/a	n/a	28.83
MSCI ACWI Index	17.73	10.21	7.71	0.79	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. The Fund’s performance information reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses to no more than 1.50%, which has been in effect since the Fund’s inception and has had a material impact on the Fund’s performance, which would have been lower in its absence. See page 130 for a description of the index.

10	Artisan Funds

INVESTING ENVIRONMENT

Global equity markets continued their record rise from the dark days of 2008 and 2009. The agony of daily record lows in 2009 seemed to be supplanted in investors’ collective consciousness by the enthusiasm of new highs. Stock markets rose because of – or at least in parallel with – aggressive government intervention in the global economy. Governments, specifically central banks around the world, aggressively managed interest rates, asset prices and exchange rates to try to stimulate economic growth.

SECTOR DIVERSIFICATION

Sector	9/30/2012	9/30/2013
Consumer Discretionary	12.1%	6.2%
Consumer Staples	11.6	8.8
Energy	2.1	4.3
Financials	23.2	27.9
Healthcare	6.0	10.2
Industrials	6.9	6.6
Information Technology	15.0	21.7
Materials	1.2	2.9
Other assets less liabilities	21.9	11.4
	100.0%	100.0%

PERFORMANCE DISCUSSION

During the twelve-month period ended September 30, 2013, Artisan Global Value Fund – Investor Shares returned 25.68% and Artisan Global Value Fund – Institutional Shares returned 25.98%, outperforming the MSCI ACWI Index, which returned 17.73% over the same period.

Performance of the following stocks had a positive impact on the portfolio during the period: U.S. electronic component engineer TE Connectivity Limited; U.S. insurance services company Aon PLC; U.S. payment solutions provider MasterCard Incorporated; U.K. financial services provider Lloyds Banking Group plc; and U.S. financial services provider The Bank of New York Mellon Corporation.

Notable detractors included: U.S. pharmacy health care provider CVS Caremark Corporation; Japanese lighting equipment manufacturer Stanley Electric Co., Ltd.; Indian coal producer Coal India Limited; Japanese pachinko manufacturer SANKYO CO., LTD.; and Danish brewing company Carlsberg A/S.

REGION ALLOCATION

Region	9/30/2012	9/30/2013
Americas	47.6%	53.9%
Europe	27.1	30.6
Pacific Basin	3.4	2.1
Emerging Markets	—	2.0

FUND CHANGES

We identified several new investment opportunities for the portfolio during the period, including U.S. software developer Microsoft Corporation; U.S. medical product producer Medtronic, Inc.; Canadian oil and gas operator Imperial Oil Ltd.; U.K. financial services company Royal Bank of Scotland Group plc; and Korean car manufacturer Kia Motors Corporation. We funded these purchases in part by selling our positions in Target Corporation, Signet Jewelers Ltd., Wal-Mart Stores, Inc., Fidelity National Financial, Inc. and Publicis Groupe.

Artisan Funds	11

ARTISAN INTERNATIONAL FUND

INVESTMENT PROCESS HIGHLIGHTS

Artisan International Fund employs a fundamental stock selection process focused on identifying long-term growth opportunities to build a portfolio of non-U.S. growth companies of all market capitalizations. The investment team seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential.

Themes. The team identifies long-term secular (as opposed to cyclical) growth trends with the objective of investing in companies that have meaningful exposure to these trends. The team’s fundamental analysis focuses on those industry leaders with attractive growth and valuation characteristics that will be long-term beneficiaries any structural change and/or trend.

Sustainable Growth. The team applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. The team seeks high-quality companies that typically have a sustainable competitive advantage, a superior business model and a high-quality management team.

Valuation. The team uses multiple valuation metrics to establish a target price range. The team assesses the relationship between its estimate of a company’s sustainable growth prospects and its current valuation.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/28/1995 to 9/30/2013)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2013)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan International Fund – Investor Shares (12/28/1995)	23.11%	12.97%	9.35%	9.72%	10.35%
Artisan International Fund – Institutional Shares (7/1/1997)	23.35	13.22	9.60	9.97	9.03
MSCI EAFE Index	23.77	8.47	6.35	8.01	5.01	*
MSCI ACWI Ex U.S. Index†	16.48	5.95	6.26	8.77	5.61	*
MSCI EAFE Growth Index	23.27	8.88	6.79	8.00	3.89	*

*	As of Investor Shares Inception date.
†

Effective January 31, 2013, the Fund’s secondary benchmark was changed from the MSCI EAFE Growth Index to the MSCI ACWI Ex U.S. Index, to provide an appropriate comparison in light of the Fund’s investment strategy.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. See page 130 for a description of each index.

12	Artisan Funds

INVESTING ENVIRONMENT

International equity markets posted strong gains over the one-year period ended September 30, 2013, as central banks around the globe poured liquidity into the global financial system. Throughout the year, politicians and banks worked to ease the burden, if only temporarily, of the fiscal problems facing Western economies. Yet, long-term fiscally sustainable solutions to the problems facing global equity markets remain outstanding.

SECTOR DIVERSIFICATION

Sector	9/30/2012	9/30/2013
Consumer Discretionary	12.4%	11.8%
Consumer Staples	28.5	22.3
Energy	2.6	2.2
Financials	18.4	18.8
Healthcare	6.2	11.8
Industrials	12.9	16.0
Information Technology	5.5	5.9
Materials	8.0	7.6
Telecommunication Services	3.7	0.9
Other assets less liabilities	1.8	2.7
	100.0%	100.0%

PERFORMANCE DISCUSSION

During the twelve-month period ended September 30, 2013, Artisan International Fund – Investor Shares returned 23.11% and Artisan International Fund – Institutional Shares returned 23.35%. The MSCI EAFE, MSCI EAFE Growth and MSCI ACWI Ex U.S. indices returned 23.77%, 23.27% and 16.48%, respectively, over the same period.

Performance of the following stocks had a positive impact on the portfolio during the period: Canadian freight and intermodal services provider Canadian Pacific Railway Limited; German mail and parcel delivery service company Deutsche Post AG; Japanese automobile and motorcycle manufacturer HONDA MOTOR CO., LTD.; German cable operator Kabel Deutschland Holding AG; and Chinese Internet search engine operator Baidu, Inc.

Notable detractors included: Japanese telecommunications services provider SoftBank Corp; Netherlands-based tank terminal operator Koninklijke Vopak NV; Indonesian commercial banking provider PT Bank Rakyat Indonesia (Persero) Tbk; Japanese manufacturer of household and chemical products Kao Corporation; and Indian coal producer Coal India Limited.

REGION ALLOCATION

Region	9/30/2012	9/30/2013
Europe	53.4%	64.4%
Pacific Basin	24.8	16.3
Emerging Markets	11.0	9.9
Americas	9.0	6.7

FUND CHANGES

We identified several new investment opportunities for the portfolio during the period, including U.K. turbine manufacturer Rolls-Royce Holdings PLC; Japanese car and truck manufacturer TOYOTA MOTOR CORPORATION; German aggregate manufacturer HeidelbergCement AG; Swiss financial services firm UBS AG; and diversified Chinese company Beijing Enterprises Holdings Ltd. We funded these purchases in part by selling our positions in Brenntag AG, Sun Hung Kai Properties Limited, China Mobile Limited, Kao Corporation and Wynn Macau Limited.

Artisan Funds	13

ARTISAN INTERNATIONAL SMALL CAP FUND

INVESTMENT PROCESS HIGHLIGHTS

Artisan International Small Cap Fund employs a fundamental stock selection process focused on identifying long-term growth opportunities to build a portfolio of small non-U.S. growth companies. The investment team seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential.

Themes. The team identifies long-term secular (as opposed to cyclical) growth trends with the objective of investing in companies that have meaningful exposure to these trends. The team’s fundamental analysis focuses on those industry leaders with attractive growth and valuation characteristics that will be long-term beneficiaries of any structural change and/or trend.

Sustainable Growth. The team applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. The team seeks high-quality companies that typically have a sustainable competitive advantage, a superior business model and a high-quality management team.

Valuation. The team uses multiple valuation metrics to establish a target price range. The team assesses the relationship between its estimate of a company’s sustainable growth prospects and its current valuation.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/21/2001 to 9/30/2013)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2013)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan International Small Cap Fund – Investor Shares (12/21/2001)	28.50%	12.88%	14.32%	13.82%	14.77%
MSCI EAFE Index	23.77	8.47	6.35	8.01	6.94
MSCI EAFE Small Cap Index	29.43	11.25	11.43	10.29	11.36

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. See page 130 for a description of each index.

14	Artisan Funds

INVESTING ENVIRONMENT

International equity markets posted strong gains over the one-year period ended September 30, 2013, as central banks around the globe poured liquidity into the global financial system. Throughout the year, politicians and banks worked to ease the burden, if only temporarily, of the fiscal problems facing Western economies. Yet, long-term fiscally sustainable solutions to the problems facing global equity markets remain outstanding.

SECTOR DIVERSIFICATION

Sector	9/30/2012	9/30/2013
Consumer Discretionary	23.6%	14.6%
Consumer Staples	25.1	29.4
Energy	0.7	—
Financials	2.2	3.8
Healthcare	6.2	8.1
Industrials	20.1	18.6
Information Technology	10.2	10.9
Materials	3.0	2.5
Utilities	6.9	7.9
Other assets less liabilities	2.0	4.2
	100.0%	100.0%

PERFORMANCE DISCUSSION

During the twelve-month period ended September 30, 2013, Artisan International Small Cap Fund – Investor Shares returned 28.50%, underperforming the MSCI EAFE Small Cap Index, which returned 29.43%, but outperforming the MSCI EAFE Index, which returned 23.77%, over the same period.

Performance of the following stocks had a positive impact on the portfolio during the period: German Internet payment and processing services provider Wirecard AG; Filippino conglomerate Alliance Global Group, Inc.; French laboratory testing company Eurofins Scientific; Irish nutritional products company Glanbia plc; and Chinese water treatment systems developer Beijing Enterprises Water Group Limited.

Notable detractors included: Canadian fluid management company Poseidon Concepts Corp.; Indonesian media company PT Global Mediacom Tbk; Indonesian broadcasting company PT MNC Sky Vision Tbk; Brazilian casual dining company International Meal Co Holdings SA; and Japanese automobile related products retailer AUTOBACS SEVEN CO., LTD.

REGION ALLOCATION

Region	9/30/2012	9/30/2013
Europe	58.6%	51.2%
Emerging Markets	21.3	30.9
Pacific Basin	16.9	10.4
Americas	1.2	3.3

FUND CHANGES

We identified several new investment opportunities for the portfolio during the period, including Swiss laboratory automation component manufacturer Tecan AG; Chinese pediatric nutrition company Biostime International Holdings Ltd.; Chinese carrier-neutral Internet data center provider 21Vianet Group, Inc.; U.K. property developer Barratt Developments plc; and U.K. information service provider UBM PLC. We funded these purchases in part by selling our positions in Alliance Global Group, Inc., GfK SE, L’Occitane International SA, AUTOBACS SEVEN CO., LTD. and Intime Department Store Group Company Limited.

Artisan Funds	15

ARTISAN INTERNATIONAL VALUE FUND

INVESTMENT PROCESS HIGHLIGHTS

Artisan International Value Fund employs a fundamental investment process to construct a diversified portfolio of stocks of undervalued non-U.S. companies of all sizes. The Fund’s investment process focuses on identifying what the investment team considers to be high-quality, undervalued businesses that offer the potential for superior risk/reward outcomes. The team’s in-depth research process focuses on four key investment characteristics:

Undervaluation. Determining the intrinsic value of the business is the heart of the team’s research process. The team believes that intrinsic value represents the amount that a buyer would pay to own a company’s future cash flows. The team seeks to invest at a significant discount to its estimate of the intrinsic value of a business.

Business Quality. The team seeks to invest in companies with histories of generating strong free cash flow, improving returns on capital and strong competitive positions in their industries.

Financial Strength. The team believes that investing in companies with strong balance sheets helps to reduce the potential for capital risk and provides company management the ability to build value when attractive opportunities are available.

Shareholder-Oriented Management. The team’s research process attempts to identify management teams with a history of building value for shareholders.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (9/23/2002 to 9/30/2013)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2013)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan International Value Fund – Investor Shares (9/23/2002)	30.71%	15.54%	13.16%	13.26%	15.67%
Artisan International Value Fund – Institutional Shares (10/1/2006)	30.92	15.75	13.37	n/a	8.08
MSCI EAFE Index	23.77	8.47	6.35	8.01	9.55	*
MSCI EAFE Value Index	24.27	7.99	5.86	7.94	9.79	*

*	As of Investor Shares incption date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. See page 130 for a description of each index.

16	Artisan Funds

INVESTING ENVIRONMENT

Global equity markets continued their record rise from the dark days of 2008 and 2009. The agony of daily record lows in 2009 seemed to be supplanted in investors’ collective consciousness by the enthusiasm of new highs. Stock markets rose because of – or at least in parallel with – aggressive government intervention in the global economy. Governments, specifically central banks around the world, aggressively managed interest rates, asset prices and exchange rates to try to stimulate economic growth.

SECTOR DIVERSIFICATION

Sector	9/30/2012	9/30/2013
Consumer Discretionary	20.2%	17.3%
Consumer Staples	15.4	12.4
Energy	2.5	4.2
Financials	19.7	21.2
Healthcare	8.3	8.6
Industrials	14.5	8.7
Information Technology	6.4	10.6
Materials	2.2	1.0
Telecommunications	—	2.8
Other assets less liabilities	10.8	13.2
	100.0%	100.0%

PERFORMANCE DISCUSSION

During the twelve-month period ended September 30, 2013, Artisan International Value Fund – Investor Shares returned 30.71% and Artisan International Value Fund – Institutional Shares returned 30.92%, outperforming the MSCI EAFE and MSCI EAFE Value indices, which returned 23.77% and 24.27%, respectively, over the same period.

Performance of the following stocks had a positive impact on the portfolio during the period: U.S. electronic component engineer TE Connectivity Limited; U.K. financial services provider Lloyds Banking Group plc; U.K. publisher Reed Elsevier PLC; U.K. catering company Compass Group PLC; and U.S. insurance services holding company Aon PLC.

Notable detractors included: U.K. credit and marketing services provider Experian PLC; Korean electronics manufacturer Samsung Electronics Co., Ltd.; Japanese pachinko manufacturer SANKYO CO., LTD.; Japanese transportation and logistics company SEINO HOLDINGS CO., LTD.; and U.K. carpet retailer Carpetright plc.

REGION ALLOCATION

Region	9/30/2012	9/30/2013
Europe	59.4%	55.0%
Americas	18.7	18.5
Pacific Basin	11.1	7.4
Emerging Markets	0.0	5.9

FUND CHANGES

We identified several new investment opportunities for the portfolio during the period, including Chinese Internet company Baidu, Inc.; U.K. financial services company Royal Bank of Scotland Group plc; Canadian oil and gas operator Imperial Oil Ltd.; Korean car manufacturer Kia Motors Corporation; and U.K. telecommunications company Vodafone Group PLC. We funded these purchases in part by selling our positions in Signet Jewelers Ltd., HeidelbergCement AG, HSBC Holdings plc, Koninklijke Philips N.V. and Experian PLC.

Artisan Funds	17

ARTISAN MID CAP FUND

INVESTMENT PROCESS HIGHLIGHTS

Artisan Mid Cap Fund employs a fundamental investment process to construct a diversified portfolio of U.S. mid-cap growth companies. The Fund’s investment process focuses on two distinct areas – security selection and capital allocation.

The Fund’s investment team attempts to identify companies that possess franchise characteristics that are selling at attractive valuations and benefiting from an accelerating profit cycle.

Franchise Characteristics. These are characteristics that the team believes help to protect a company’s stream of cash flow from the effects of competition. The team looks for companies with at least two of the following characteristics: low cost production capability, possession of a proprietary asset, dominant market share, or a defensible brand name.

Attractive Valuations. Through its own fundamental research, the team estimates the amount a private market buyer would pay to buy the entire company (the company’s “intrinsic value” or “private market value”) and considers whether to purchase a stock if it sells at a discount to that estimate.

Accelerating Profit Cycle. The team tries to invest in companies that are well positioned for long-term growth, at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the emerging profit cycle.

Based on the investment team’s fundamental analysis of a company’s profit cycle, portfolio holdings develop through three stages. GardenSM investments are small positions in the early part of their profit cycle that will warrant a more sizeable allocation once their profit cycle accelerates. CropSM investments are positions that are being increased to a full weight because they are moving through the strongest part of their profit cycle. HarvestSM investments are positions that are being reduced as they near the team’s estimate of full valuation or their profit cycle begins to decelerate.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (6/27/1997 to 9/30/2013)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2013)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Mid Cap Fund – Investor Shares (6/27/1997)	31.53%	19.98%	16.59%	12.01%	14.68%
Artisan Mid Cap Fund – Institutional Shares (7/1/2000)	31.89	20.31	16.90	12.30	8.06
Russell Midcap® Index	27.91	17.53	12.97	10.78	9.47	*
Russell Midcap® Growth Index	27.54	17.65	13.92	10.16	7.79	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See page 130 for a description of each index.

18	Artisan Funds

INVESTING ENVIRONMENT

In the one-year period ended September 30, 2013, mid-cap stocks, as represented by the Russell Midcap® and Russell Midcap® Growth indices, posted strong positive returns. Corporate profit growth continued, and economic data, though still tepid, improved and outpaced modest expectations. Conversely, financial markets were preoccupied with the timing of the cessation of the U.S. Federal Reserve Bank’s long-term bond buying program, as well as concerns over slowed economic growth in emerging markets.

SECTOR DIVERSIFICATION

Sector	9/30/2012	9/30/2013
Consumer Discretionary	19.5%	20.2%
Consumer Staples	1.2	—
Energy	7.7	5.6
Financials	5.3	4.7
Healthcare	23.7	23.4
Industrials	13.0	16.7
Information Technology	25.3	26.2
Other assets less liabilities	4.3	3.2
	100.0%	100.0%

PERFORMANCE DISCUSSION

During the twelve-month period ended September 30, 2013, Artisan Mid Cap Fund –Investor Shares returned 31.53% and Artisan Mid Cap Fund – Institutional Shares returned 31.89%, outperforming both the Russell Midcap® Growth and Russell Midcap® indices, which returned 27.54% and 27.91%, respectively, over the same period.

Performance of the following stocks had a positive impact on the portfolio during the period: biopharmaceutical firm Regeneron Pharmaceuticals, Inc.; professional social networking site LinkedIn Corporation; provider of intellectual property to the semiconductor market ARM Holdings plc; biopharmaceutical firm Isis Pharmaceuticals, Inc.; and group life and health insurance provider Cigna Corporation.

Notable detractors included: data-warehousing firm Teradata Corporation; virtualization software provider VMware, Inc.; open source software and services developer Red Hat, Inc.; biopharmaceutical firm specializing in oncology ARIAD Pharmaceuticals, Inc.; and cosmetics, fragrances, skin and hair products retailer Ulta Salon, Cosmetics & Fragrance, Inc.

FUND CHANGES

We identified several new investment opportunities for the portfolio during the period, including biopharmaceutical firm Isis Pharmaceuticals, Inc.; home and security products provider Fortune Brands Home & Security, Inc.; online travel agency Ctrip.com International, Ltd.; home goods retailer Williams-Sonoma, Inc.; and contract research firm for the pharmaceutical industry Covance Inc. We funded these purchases in part by selling our positions in Agilent Technologies, Inc., Dresser-Rand Group Inc., Coach, Inc., Teradata Corporation and VMware, Inc.

Artisan Funds	19

ARTISAN MID CAP VALUE FUND

INVESTMENT PROCESS HIGHLIGHTS

Artisan Mid Cap Value Fund employs a fundamental investment process to construct a diversified portfolio of stocks of medium-sized U.S. companies that the investment team believes are undervalued, in solid financial condition and have attractive business economics. The team believes companies with these characteristics are less likely to experience eroding values over the long term.

Attractive Valuation. The team values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that the team believes would be reasonable. The team generally will purchase a security if the stock price falls below or toward the lower end of that range.

Sound Financial Condition. The team favors companies with an acceptable level of debt and positive cash flow. At a minimum, the team tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interests of the companies’ shareholders.

Attractive Business Economics. The team favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/28/2001 to 9/30/2013)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2013)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Mid Cap Value Fund – Investor Shares (3/28/2001)	31.64%	17.87%	13.01%	12.83%	11.99%
Artisan Mid Cap Value Fund – Institutional Shares (2/1/2012)	31.97	n/a	n/a	n/a	18.90
Russell Midcap® Index	27.91	17.53	12.97	10.78	9.33	*
Russell Midcap® Value Index	27.77	17.27	11.86	10.91	9.97	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See page 130 for a description of each index.

20	Artisan Funds

INVESTING ENVIRONMENT

U.S. equity markets posted strong returns during the one-year period ended September 30, 2013, helped by growth in corporate profits and steady improvement in the U.S. economy. Market sentiment benefited from continued monetary stimulus from the U.S. Federal Reserve Bank. U.S. equities also performed well compared to other asset classes, outpacing U.S. fixed income and commodities markets.

SECTOR DIVERSIFICATION

Sector	9/30/2012	9/30/2013
Consumer Discretionary	7.9%	11.8%
Consumer Staples	3.4	2.8
Energy	11.5	12.1
Financials	20.1	21.2
Healthcare	4.5	3.8
Industrials	18.0	14.4
Information Technology	25.7	24.0
Materials	—	1.2
Utilities	1.9	1.7
Other assets less liabilities	7.0	7.0
	100.0%	100.0%

PERFORMANCE DISCUSSION

During the twelve-month period ended September 30, 2013, Artisan Mid Cap Value Fund – Investor Shares returned 31.64% and Artisan Mid Cap Value Fund – Institutional Shares returned 31.97%, outperforming the Russell Midcap® and Russell Midcap® Value indices, which returned 27.91% and 27.77%, respectively, over the same period.

Performance of the following stocks had a positive impact on the portfolio during the period: supermarkets operator The Kroger Co.; professional services company Towers Watson & Co.; health insurance provider Cigna Corporation; stock exchange operator NYSE Euronext; and tax services provider H&R Block, Inc.

Notable detractors included: energy services company McDermott International, Inc.; gold mining company Kinross Gold Corporation; mortgage real estate investment trust Hatteras Financial Corp.; aerostructures manufacturer Spirit AeroSystems Holdings, Inc.; and real estate investment trust Annaly Capital Management, Inc.

FUND CHANGES

We identified several new investment opportunities for the portfolio during the period, including stock exchange operator NYSE Euronext; retail store operator Bed Bath & Beyond Inc.; semiconductor equipment manufacturing company KLA-Tencor Corporation; leather goods producer Coach, Inc.; and independent energy company SM Energy Company. We funded these purchases in part by selling our positions in Applied Materials, Inc., Flowserve Corporation, SAIC, Inc., Spirit AeroSystems Holdings, Inc. and Fidelity National Financial, Inc.

Artisan Funds	21

ARTISAN SMALL CAP FUND

INVESTMENT PROCESS HIGHLIGHTS

Artisan Small Cap Fund employs a fundamental investment process to construct a diversified portfolio of primarily U.S. small-cap growth companies. The Fund’s investment process focuses on two distinct areas – security selection and capital allocation.

The Fund’s investment team attempts to identify companies that possess franchise characteristics that are selling at attractive valuations and benefiting from an accelerating profit cycle.

Franchise Characteristics. These are characteristics that the team believes help to protect a company’s stream of cash flow from the effects of competition. The team looks for companies with at least two of the following characteristics: low cost production capability, possession of a proprietary asset, dominant market share, or a defensible brand name.

Attractive Valuations. Through its own fundamental research, the team estimates the amount a private market buyer would pay to buy the entire company (the company’s “intrinsic value” or “private market value”) and considers whether to purchase a stock if it sells at a discount to that estimate.

Accelerating Profit Cycle. The team tries to invest in companies that are well positioned for long-term growth, at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the emerging profit cycle.

Based on the investment team’s fundamental analysis of a company’s profit cycle, portfolio holdings develop through three stages. GardenSM investments are small positions in the early part of their profit cycle that will warrant a more sizeable allocation once their profit cycle accelerates. CropSM investments are positions that are being increased to a full weight because they are moving through the strongest part of their profit cycle. HarvestSM investments are positions that are being reduced as they near the team’s estimate of full valuation or their profit cycle begins to decelerate.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/28/1995 to 9/30/2013)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2013)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Small Cap Fund – Investor Shares (3/28/1995)	32.30%	24.29%	16.10%	10.33%	9.12%
Artisan Small Cap Fund – Institutional Shares (5/7/2012)	32.60	n/a	n/a	n/a	27.93
Russell 2000® Index	30.06	18.29	11.15	9.64	9.41	*
Russell 2000® Growth Index	33.07	19.96	13.17	9.85	7.37	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See page 130 for a description of each index.

22	Artisan Funds

INVESTING ENVIRONMENT

In the one-year period ended September 30, 2013, small-cap stocks, as represented by the Russell 2000® and Russell 2000® Growth indices, posted strong positive returns. Corporate profit growth continued, and economic data, though still tepid, improved and outpaced modest expectations. Conversely, financial markets were preoccupied with the timing of the cessation of the U.S. Federal Reserve Bank’s long-term bond buying program, as well as concerns over slowed economic growth in emerging markets.

SECTOR DIVERSIFICATION

Sector	9/30/2012	9/30/2013
Consumer Discretionary	14.3%	11.7%
Consumer Staples	3.9	3.1
Energy	4.9	4.5
Financials	2.5	—
Healthcare	19.5	20.0
Industrials	19.3	18.4
Information Technology	30.4	37.2
Other assets less liabilities	5.2	5.1
	100.0%	100.0%

PERFORMANCE DISCUSSION

During the twelve-month period ended September 30, 2013, Artisan Small Cap Fund – Investor Shares returned 32.30% and Artisan Small Cap Fund – Institutional Shares gained 32.60%, underperforming the Russell 2000® Growth Index, which returned 33.07%, but outperforming the Russell 2000® Index, which returned 30.06%, over the same period.

Performance of the following stocks had a positive impact on the portfolio during the period: biopharmaceutical firm Isis Pharmaceuticals, Inc.; designer of machine vision systems Cognex Corporation; data backup and recovery software provider CommVault Systems, Inc.; auto collision replacement parts provider LKQ Corporation; and provider of information to the U.S. and U.K. commercial real estate industries CoStar Group, Inc.

Notable detractors included: provider of data processing services to the health care industry HMS Holdings Corp.; supplier of hands-free communication devices in hospitals Vocera Communications, Inc.; women’s apparel and specialty retailer Francesca’s Holdings Corporation; biopharmaceutical firm specializing in oncology ARIAD Pharmaceuticals, Inc.; and network security vendor Fortinet, Inc.

FUND CHANGES

We identified several new investment opportunities for the portfolio during the period, including third-party designer of e-commerce platforms Demandware, Inc.; therapeutics firm Alnylam Pharmaceuticals, Inc.; manufacturer of climate-controlled seats for cars Gentherm Incorporated; supplier of satellite imagery DigitalGlobe, Inc.; and operator of membership-based retail warehouse clubs in Central America and Asia PriceSmart, Inc. We funded these purchases in part by selling our positions in industry HMS Holdings Corp., Ares Capital Corporation, Ulta Salon, Cosmetics & Fragrance, Inc., Woodward, Inc. and TreeHouse Foods, Inc.

Artisan Funds	23

ARTISAN SMALL CAP VALUE FUND

INVESTMENT PROCESS HIGHLIGHTS

Artisan Small Cap Value Fund employs a fundamental investment process to construct a diversified portfolio of small-cap U.S. companies that the team believes are undervalued, in solid financial condition and have attractive business economics. The team believes companies with these characteristics are less likely to experience eroding values over the long term.

Attractive Valuation. The team values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that the team believes would be reasonable. The team generally will purchase a security if the stock price falls below or toward the lower end of that range.

Sound Financial Condition. The team favors companies with an acceptable level of debt and positive cash flow. At a minimum, the team tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interest of the companies’ shareholders.

Attractive Business Economics. The team favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (9/29/1997 to 9/30/2013)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2013)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Small Cap Value Fund – Investor Shares (9/29/1997)	22.24%	11.15%	8.63%	10.57%	10.29%
Artisan Small Cap Value Fund – Institutional Shares (2/1/2012)	22.54	n/a	n/a	n/a	9.17
Russell 2000® Index	30.06	18.29	11.15	9.64	6.95	*
Russell 2000® Value Index	27.04	16.57	9.13	9.29	8.27	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See page 130 for a description of each index.

24	Artisan Funds

INVESTING ENVIRONMENT

U.S. equity markets posted strong returns during the one-year period ended September 30, 2013, helped by growth in corporate profits and steady improvement in the U.S. economy. Market sentiment benefited from continued monetary stimulus from the U.S. Federal Reserve Bank. U.S. equities also performed well compared to other asset classes, outpacing U.S. fixed income and commodities markets.

SECTOR DIVERSIFICATION

Sector	9/30/2012	9/30/2013
Consumer Discretionary	14.5%	13.1%
Consumer Staples	0.7	1.2
Energy	13.8	13.9
Financials	6.2	6.6
Healthcare	2.7	2.8
Industrials	26.2	25.6
Information Technology	24.5	21.2
Materials	5.9	6.4
Telecommunication Services	1.6	0.9
Other assets less liabilities	3.9	8.3
	100.0%	100.0%

PERFORMANCE DISCUSSION

During the twelve-month period ended September 30, 2013, Artisan Small Cap Value Fund – Investor Shares returned 22.24% and Artisan Small Cap Value Fund – Institutional Shares returned 22.54%, underperforming the Russell 2000® and Russell 2000® Value indices, which returned 30.06% and 27.04%, respectively, over the same period.

Performance of the following stocks had a positive impact on the portfolio during the period: transportation, logistics and supply chain solutions provider Ryder System, Inc.; networking and communications equipment provider ADTRAN, Inc.; industrial adhesives manufacturer H.B. Fuller Company; construction services firm EMCOR Group, Inc.; and business advisory firm FTI Consulting, Inc.

Notable detractors included: business intelligence software provider MicroStrategy Incorporated; exploration and production company Forest Oil Corporation; mortgage real estate investment trust Hatteras Financial Corp.; IT, network and communications services provider EarthLink, Inc.; and aerostructures manufacturer Spirit AeroSystems Holdings, Inc.

FUND CHANGES

We identified several new investment opportunities for the portfolio during the period, including men’s clothing manufacturer Jos. A. Bank Clothiers, Inc.; military defense equipment provider CUBIC CORPORATION; instrument provider MKS Instruments, Inc.; advanced materials company Park Electrochemical Corp.; and aerospace and industrial distribution company Kaman Corporation. We funded these purchases in part by selling our positions in The Warnaco Group, Inc., Intersil Corporation, Spirit AeroSystems Holdings, Inc., Forest Oil Corporation and Harsco Corporation.

Artisan Funds	25

ARTISAN VALUE FUND

INVESTMENT PROCESS HIGHLIGHTS

Artisan Value Fund employs a fundamental investment process to construct a diversified portfolio of equity securities across a broad capitalization range that the team believes are undervalued, in solid financial condition and have attractive business economics. The team believes companies with these characteristics are less likely to experience eroding values over the long term.

Attractive Valuation. The team values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that the team believes would be reasonable. The team generally will purchase a security if the stock price falls below or toward the lower end of that range.

Sound Financial Condition. The team favors companies with an acceptable level of debt and positive cash flow. At a minimum, the team tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interest of the companies’ shareholders.

Attractive Business Economics. The team favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/27/2006 to 9/30/2013)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2013)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan Value Fund – Investor Shares (3/27/2006)	18.97%	15.44%	10.21%	6.00%
Artisan Value Fund – Institutional Shares (7/26/2011)	19.43	n/a	n/a	12.43
Russell 1000® Index	20.91	16.64	10.53	5.98	*
Russell 1000® Value Index	22.30	16.25	8.86	4.79	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See page 130 for a description of each index.

26	Artisan Funds

INVESTING ENVIRONMENT

U.S. equity markets posted strong returns during the one-year period ended September 30, 2013, helped by growth in corporate profits and steady improvement in the U.S. economy. Market sentiment benefited from continued monetary stimulus from the U.S. Federal Reserve Bank. U.S. equities also performed well compared to other asset classes, outpacing U.S. fixed income and commodities markets.

SECTOR DIVERSIFICATION

Sector	9/30/2012	9/30/2013
Consumer Discretionary	3.8%	3.6%
Consumer Staples	4.7	2.0
Energy	14.3	17.6
Financials	23.4	17.2
Healthcare	6.4	3.4
Industrials	2.6	3.7
Information Technology	29.2	31.0
Materials	3.9	11.8
Telecommunication Services	3.1	—
Other assets less liabilities	8.6	9.7
	100.0%	100.0%

PERFORMANCE DISCUSSION

During the twelve-month period ended September 30, 2013, Artisan Value Fund – Investor Shares returned 18.97% and Artisan Value Fund – Institutional Shares returned 19.43%, underperforming the Russell 1000® and Russell 1000® Value indices, which returned 20.91% and 22.30%, respectively, over the same period.

Performance of the following stocks had a positive impact on the portfolio during the period: health insurance provider Cigna Corporation; supermarkets operator The Kroger Co.; exploration and production company Cimarex Energy Co.; tax services provider H&R Block, Inc.; and holding company Berkshire Hathaway Inc.

Notable detractors included: mineral property developer Newmont Mining Corporation; technology designer and manufacturer Apple Inc.; potash, phosphate and nitrogen producer Potash Corporation of Saskatchewan Inc.; real estate investment trust Annaly Capital Management, Inc.; and phosphate and potash producer The Mosaic Company.

REGION ALLOCATION

Region	9/30/2012	9/30/2013
Americas	80.6%	80.0%
Emerging Markets	7.0	6.7
Europe	3.8	3.6

FUND CHANGES

We identified several new investment opportunities for the portfolio during the period, including tire manufacturer Cie Generale des Etablissements Michelin; U.S. provider of equipment and components used in oil and gas drilling and production operations National Oilwell Varco, Inc.; computer solutions provider International Business Machines Corporation; freight transportation company CSX Corporation; and plastic, chemical and fuel products manufacturer LyondellBasell Industries N.V. We funded these purchases in part by selling our positions in Vodafone Group Plc, Google Inc., Royal Dutch Shell PLC, H&R Block, Inc. and Ingram Micro Inc.

Artisan Funds	27

ARTISAN EMERGING MARKETS FUND

Schedule of Investments – September 30, 2013

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.2%

BRAZIL - 11.3%
Anhanguera Educacional Participacoes S.A.	937,900	$5,611
Banco do Brasil S.A.(1)(2)	107,980	1,260
Banco do Brasil S.A.	450,100	5,250
BM&FBovespa S.A.	1,068,576	5,969
BR Properties S.A.	538,320	4,785
Cosan S.A. Industria e Comercio	200,800	3,871
Hypermarcas S.A.	1,432,838	11,559
Magazine Luiza S.A.(3)	779,400	2,655
Magnesita Refratarios S.A.	902,300	2,565
PDG Realty S.A. Empreendimentos e Participacoes(3)	2,397,451	2,661
Petroleo Brasileiro S.A.	1,781,289	13,631
Vale S.A.	963,313	14,978

		74,795
CHILE - 1.3%
SACI Falabella	470,031	4,507
Sonda S.A.	1,564,981	4,173

		8,680
CHINA - 13.8%
Ajisen China Holdings Ltd.	7,016,913	7,021
Chaoda Modern Agriculture Holdings Ltd.(2)(3)(4)	12,474,536	143
China High Precision Automation Group Ltd.(2)(4)	9,066,000	145
China Huishan Dairy Holdings Co., Ltd.(3)	8,422,000	2,715
China Life Insurance Co., Ltd., Class H	3,226,800	8,362
China Petroleum & Chemical Corp., Class H	11,205,453	8,770
China Resources Power Holdings Co., Ltd.	2,488,000	5,935
China Unicom Hong Kong Ltd.	3,867,500	6,054
Digital China Holdings Ltd.	4,200,460	5,145
GOME Electrical Appliances Holding Ltd.	39,589,881	5,053
Huabao International Holdings Ltd.	12,443,322	5,230
Mindray Medical International Ltd. (DR)	165,073	6,420
Noah Holdings Ltd. (DR)	407,635	6,950
Sino Biopharmaceutical	3,880,000	2,636
Sinopharm Group Co., Ltd., Class H	2,124,900	5,331
Springland International Holdings Ltd.	5,783,590	3,132
Zhuzhou CSR Times Electric Co., Ltd., Class H	3,870,515	12,576

		91,618
COLOMBIA - 1.0%
Grupo de Inversiones Suramericana S.A.	327,508	6,549

EGYPT - 0.3%
Egyptian Financial Group-Hermes Holding(3)	2,002,801	2,148

HONG KONG - 1.6%
AIA Group Ltd.	1,416,665	$6,658
Chow Tai Fook Jewellery Group Ltd.	2,601,400	3,723

		10,381
INDIA - 6.6%
Aurobindo Pharma Ltd.	1,041,401	3,357
Hindalco Industries Ltd.	2,530,209	4,510
ICICI Bank Ltd.	338,422	4,762
India Cements Ltd.	2,106,703	1,704
Mahindra & Mahindra Ltd.	287,441	3,815
Oil India Ltd.(1)(2)	40,080	279
Oil India Ltd.	19,067	133
Petronet LNG Ltd.	1,756,354	3,333
Power Finance Corp. Ltd.	1,362,510	2,827
Reliance Industries Ltd.	436,172	5,723
Reliance Infrastructure Ltd.	558,047	3,287
Shriram Transport Finance Co., Ltd.	336,375	3,052
Tech Mahindra Ltd.	304,756	6,489
Welspun Corp. Ltd.	1,263,311	599

		43,870
INDONESIA - 3.6%
Astra International Tbk PT	11,817,370	6,582
Bank Negara Indonesia Persero Tbk PT	20,821,018	7,327
Indofood CBP Sukses Makmur Tbk PT	7,198,000	6,371
Media Nusantara Citra Tbk PT	14,227,500	3,318

		23,598
ITALY - 1.1%
Tenaris S.A. (DR)	152,432	7,131

KAZAKHSTAN - 0.6%
KazMunaiGas Exploration Production JSC (DR)	285,888	4,245

KOREA - 14.8%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	292,554	9,419
E-Mart Co., Ltd.	26,073	5,871
KB Financial Group, Inc.	275,322	9,633
Kia Motors Corp.	219,460	13,335
Lock & Lock Co., Ltd.	142,704	3,413
Samsung Electronics Co., Ltd.	34,833	44,308
Shinhan Financial Group Co., Ltd.	302,290	12,278

		98,257
MALAYSIA - 0.5%
AirAsia BHD	4,201,800	3,300

28	Artisan Funds

	Shares Held	Value
MEXICO - 5.4%
America Movil S.A.B. de C.V., Series L	10,659,230	$10,570
Controladora Vuela Cia de Aviacion S.A.B. de C.V. (DR)(3)	161,292	2,339
Credito Real S.A.B. de C.V.(3)	2,878,829	4,548
Grupo Financiero Banorte S.A.B. de C.V.	669,508	4,172
Grupo Televisa S.A.B., Series CPO	1,188,355	6,636
Infraestructura Energetica Nova S.A.B. de C.V.(3)	1,100,858	4,255
OHL Mexico S.A.B. de C.V.(3)	1,291,592	3,399

		35,919
PERU - 1.1%
Cementos Pacasmayo SAA	114,853	268
Cementos Pacasmayo SAA (DR)	313,020	3,662
Grana y Montero S.A. (DR)(3)	178,440	3,562

		7,492
PHILIPPINES - 0.6%
Philippine Long Distance Telephone Co.	53,240	3,641

RUSSIA - 7.3%
Globaltrans Investment plc (DR)	378,841	5,493
LSR Group (DR)	1,078,913	4,580
Lukoil OAO (DR)	194,743	12,347
MMC Norilsk Nickel OJSC (DR)	312,660	4,512
Mobile Telesystems OJSC	846,047	8,434
Polymetal International plc	371,716	3,935
Sberbank of Russia	3,041,484	9,186

		48,487
SOUTH AFRICA - 4.3%
FirstRand Ltd.	1,561,074	5,209
Harmony Gold Mining Co., Ltd.	778,062	2,685
Impala Platinum Holdings Ltd.	424,426	5,236
Naspers Ltd., Class N	120,129	11,109
Truworths International Ltd.	433,095	3,882

		28,121
SWEDEN - 0.5%
Alliance Oil Co., Ltd. (DR)(3)	397,284	2,988

SWITZERLAND - 0.9%
Dufry AG(3)	40,222	6,049

TAIWAN - 10.9%
Chinatrust Financial Holding Co., Ltd.	13,871,042	9,054
E Ink Holdings, Inc.(3)	4,676,000	2,784
Far Eastern New Century Corp.	5,037,105	5,554
Hon Hai Precision Industry Co., Ltd.	6,033,534	15,488
MediaTek, Inc.	820,794	10,147
Taiwan Fertilizer Co., Ltd.	2,438,000	5,747
Taiwan Semiconductor Manufacturing Co., Ltd.	6,804,647	23,129

		71,903
THAILAND - 2.8%
Advanced Info Service PCL (DR)	554,900	$4,524
Bangkok Bank PCL (DR)	1,562,500	9,791
PTT Exploration & Production PCL(4)	136,400	713
PTT Exploration & Production PCL (DR)	685,016	3,580

		18,608
TURKEY - 2.5%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,404,012	4,600
Tekfen Holding AS	896,058	2,027
Turkiye Halk Bankasi AS	716,139	5,247
Turkiye Sinai Kalkinma Bankasi AS	5,297,725	4,695

		16,569
UNITED ARAB EMIRATES - 1.3%
Air Arabia PJSC	9,565,803	3,568
Al Noor Hospitals Group plc(3)	396,700	5,247

		8,815
UNITED KINGDOM - 0.5%
Antofagasta plc	271,307	3,595

UNITED STATES - 0.6%
CTC Media, Inc.	344,347	3,619

Total common stocks (Cost $650,342)		630,378

PREFERRED STOCKS - 1.9%

BRAZIL - 1.7%
Cia Energetica de Minas Gerais(5)	589,831	5,121
Randon Participacoes S.A.(5)	1,050,524	5,868

		10,989
COLOMBIA - 0.2%
Grupo de Inversiones Suramericana S.A.(5)	81,639	1,651

Total preferred stocks (Cost $13,174)		12,640
	Par Amount
CONVERTIBLE DEBENTURES - 0.0%†

BRAZIL - 0.0%†
PDG Realty S.A. Empreendimentos e Participacoes (0.0%, 9/19/16)(2)(3)	$372	$5

Total convertible debentures (Cost $127)		5

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 9/30/13, due 10/1/13, maturity value $26,360 (Cost $26,360)(6)	26,360	26,360

Artisan Funds	29

Value
Total investments - 101.1% (Cost $690,003)	$669,383

Other assets less liabilities - (1.1)%	(6,992)

Total net assets - 100.0%(7)	$662,391

†	Amount rounds to less than 0.1%.
(1)	Security was acquired in a private placement. The shares are freely tradable outside the United States where the Fund expects to trade them.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Oil India Ltd.	2/1/2013	$393	$279	-	%†
Banco do Brasil S.A.	7/1/2010	1,477	1,260	0.2%

†	Amount rounds to less than 0.1%.
(2)

Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds, Inc. (“Artisan Funds”). In total, the value of securities deemed illiquid was $1,832, or 0.3% of total net assets.

(3)	Non-income producing security.
(4)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $1.001, or 0.2% of total net assets. See notes 2(a) and 3 in Notes to Financial Statements for additional information.

(5)	Non-voting shares.
(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	3.875%	8/15/2040	$26,890

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2013
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$92,713	14.1%
Consumer Staples	26,659	4.0
Energy	66,744	10.0
Financials	150,543	22.7
Healthcare	22,991	3.5
Industrials	57,105	8.6
Information Technology	111,808	16.8
Materials	62,639	9.5
Telecommunication Services	33,223	5.1
Utilities	18,598	2.8
Short-term investments	26,360	4.0

Total investments	$669,383	101.1%

CURRENCY EXPOSURE - September 30, 2013
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$85,789	12.8%
British pound	12,777	1.9
Chilean peso	8,680	1.3
Colombian peso	8,200	1.2
Egyptian pound	2,148	0.3
Hong Kong dollar	88,629	13.2
Indian rupee	43,870	6.6
Indonesian rupiah	23,598	3.5
Korean won	98,257	14.7
Malaysian ringgit	3,300	0.5
Mexican peso	33,580	5.0
Peruvian nuevo sol	268	- (1)
Philippine peso	3,641	0.6
South African rand	28,121	4.2
Swedish krona	2,988	0.5
Swiss franc	6,049	0.9
Taiwan dollar	71,903	10.7
Thai baht	18,608	2.8
Turkish lira	16,569	2.5
U.S. dollar	108,840	16.3
UAE dirham	3,568	0.5

Total investments	$669,383	100.0%

(1)	Represents less than 0.1% of total investments.

30	Artisan Funds

TOP TEN HOLDINGS - September 30, 2013
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co., Ltd.	Korea	6.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	3.5
Hon Hai Precision Industry Co., Ltd.	Taiwan	2.3
Vale S.A.	Brazil	2.3
Petroleo Brasileiro S.A.	Brazil	2.1
Kia Motors Corp.	Korea	2.0
Zhuzhou CSR Times Electric Co., Ltd.	China	1.9
Lukoil OAO	Russia	1.8
Shinhan Financial Group Co., Ltd.	Korea	1.8
Hypermarcas S.A.	Brazil	1.7

Total		26.1%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	31

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments – September 30, 2013

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 97.8%

AUSTRALIA - 1.0%
Tox Free Solutions Ltd.	490,052	$1,490

BELGIUM - 1.1%
Anheuser-Busch InBev N.V.	16,826	1,675

BRAZIL - 0.8%
International Meal Co. Holdings S.A.(1)	142,800	1,289

CAMBODIA - 2.1%
NagaCorp Ltd.	3,964,000	3,348

CANADA - 1.1%
CAE, Inc.	153,851	1,685

CHINA - 8.5%
21Vianet Group, Inc. (DR)(1)	124,662	2,056
Beijing Enterprises Water Group Ltd.	4,746,000	1,970
China Everbright International Ltd.	1,614,000	1,426
China Oil & Gas Group Ltd.	19,638,000	2,785
Dukang Distillers Holdings Ltd.(1)	6,124,261	2,294
Labixiaoxin Snacks Group Ltd.	5,456,557	2,772

		13,303
FINLAND - 1.0%
Huhtamaki Oyj	72,426	1,552

FRANCE - 2.2%
Eurofins Scientific	7,352	1,853
Naturex	19,615	1,578

		3,431
GERMANY - 5.4%
Draegerwerk AG & Co. KGaA	6,642	697
Linde AG	11,679	2,313
MTU Aero Engines AG	15,378	1,437
Sky Deutschland AG(1)	168,239	1,550
Wirecard AG	70,699	2,418

		8,415
HONG KONG - 3.9%
AIA Group Ltd.	731,395	3,437
Sands China Ltd.	98,400	609
SPT Energy Group, Inc.	4,142,000	2,099

		6,145
INDIA - 0.9%
Kaveri Seed Co., Ltd., Equity-Linked Security, 144A(2)(3)(4)(5)	61,386	$1,412

INDONESIA - 3.2%
Bank Rakyat Indonesia Persero Tbk PT	2,428,500	1,521
Global Mediacom Tbk PT	16,361,500	2,727
MNC Sky Vision Tbk PT(1)	5,100,354	788

		5,036
IRELAND - 1.1%
Glanbia plc	135,590	1,776

JAPAN - 1.6%
Sugi Holdings Co., Ltd.	48,700	2,086
Toyota Motor Corp.	6,000	383

		2,469
KOREA - 0.2%
Hyundai Development Co.-Engineering & Construction	14,010	313

NETHERLANDS - 1.1%
Unilever N.V. (DR)	45,938	1,787

NIGERIA - 2.4%
Dangote Cement plc	3,128,718	3,686

PHILIPPINES - 5.0%
ABS-CBN Holdings Corp. (DR)	4,112,424	3,306
LT Group, Inc.	10,903,600	4,507

		7,813
SWITZERLAND - 6.9%
AFG Arbonia-Forster Holding AG(1)	48,479	1,654
Nestle S.A.	38,514	2,693
Tecan Group AG	21,346	2,254
UBS AG	202,269	4,138

		10,739
UNITED KINGDOM - 6.6%
AZ Electronic Materials S.A.	310,538	1,483
Intertek Group plc	29,190	1,562
Rolls-Royce Holdings plc	43,570	784
SABMiller plc	66,206	3,369
Synergy Health plc	175,980	3,123

		10,321

32	Artisan Funds

	Shares Held	Value
UNITED STATES - 41.7%
American Express Co.	54,637	$4,126
Ariad Pharmaceuticals, Inc.(1)	254,270	4,679
B/E Aerospace, Inc.(1)	48,789	3,602
Comcast Corp., Class A	123,954	5,596
Dollar Tree, Inc.(1)	60,741	3,472
EVERTEC, Inc.	65,305	1,450
Gilead Sciences, Inc.(1)	83,719	5,261
Google, Inc., Class A(1)	3,859	3,380
Interpublic Group of Cos., Inc.	178,936	3,074
Marsh & McLennan Cos., Inc.	76,262	3,321
Mastercard, Inc., Class A	5,012	3,372
Medivation, Inc.(1)	12,559	753
Michael Kors Holdings Ltd.(1)	66,648	4,967
PetSmart, Inc.	56,659	4,321
Premier, Inc., Class A(1)	55,911	1,772
TJX Cos., Inc.	82,099	4,630
Walt Disney Co.	37,222	2,400
Wesco Aircraft Holdings, Inc.(1)	74,570	1,561
Yum! Brands, Inc.	45,849	3,273

		65,010

Total common stocks and equity-linked securities (Cost $144,684)		152,695
	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 9/30/13, due 10/1/13, maturity value $1,896 (Cost $1,896)(6)	$1,896	$1,896

Total investments - 99.0% (Cost $146,580)		154,591

Other assets less liabilities - 1.0%		1,500

Total net assets - 100.0%(7)		$156,091

(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $1,412, or 0.9% of total net assets. See notes 2(a) and 3 in Notes to Financial Statements for additional information.

(3)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in note 2(g) in Notes to Financial Statements, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(4)	Non-voting shares.
(5)

Security is restricted. Kaveri Seed Co., Ltd. was acquired in a transaction under Rule 144A of the Securities Act of 1933, as amended. The shares of Kaveri Seed Co., Ltd. may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Kaveri Seed Co., Ltd.	8/14/13- 9/11/13	$1,499	$1,412	0.5%

(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.625%	2/15/2040	$1,937

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2013
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$45,733	29.3%
Consumer Staples	25,949	16.6
Energy	2,099	1.3
Financials	16,543	10.6
Healthcare	20,392	13.0
Industrials	15,514	10.0
Information Technology	12,676	8.2
Materials	9,034	5.8
Utilities	4,755	3.0
Short-term investments	1,896	1.2

Total investments	$154,591	99.0%

Artisan Funds	33

CURRENCY EXPOSURE - September 30, 2013
Dollar values in thousands
	Value	Percentage of Total Investments
Australian dollar	$1,490	1.0%
Brazilian real	1,289	0.8
British pound	10,321	6.7
Canadian dollar	1,685	1.1
Euro	18,636	12.1
Hong Kong dollar	18,446	11.9
Indonesian rupiah	5,036	3.3
Japanese yen	2,469	1.6
Korean won	313	0.2
Nigerian naira	3,686	2.4
Philippine peso	7,813	5.0
Singapore dollar	2,294	1.5
Swiss franc	10,739	6.9
U.S. dollar	70,374	45.5

Total investments	$154,591	100.0%

TOP TEN HOLDINGS - September 30, 2013
Company Name	Country	Percentage of Total Net Assets
Comcast Corp.	United States	3.6%
Gilead Sciences, Inc.	United States	3.4
Michael Kors Holdings Ltd.	United States	3.2
Ariad Pharmaceuticals, Inc.	United States	3.0
TJX Cos., Inc.	United States	3.0
LT Group, Inc.	Philippines	2.9
PetSmart, Inc.	United States	2.8
UBS AG	Switzerland	2.6
American Express Co.	United States	2.6
Dangote Cement plc	Nigeria	2.3

Total		29.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

34	Artisan Funds

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments – September 30, 2013

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.1%

AUSTRALIA - 1.1%
James Hardie Industries plc (DR)	797,162	$7,942

BRAZIL - 2.3%
Anhanguera Educacional Participacoes S.A.	891,188	5,332
BR Malls Participacoes S.A.	602,600	5,465
Raia Drogasil S.A.	791,000	6,542

		17,339
CANADA - 1.5%
Tourmaline Oil Corp.(1)	281,128	11,422

CHINA - 2.7%
Baidu, Inc. (DR)(1)	37,500	5,819
Great Wall Motor Co., Ltd., Class H	2,046,400	11,082
Tsingtao Brewery Co., Ltd., Class H	465,929	3,553

		20,454
DENMARK - 0.7%
SAP AG (DR)	75,266	5,564

FRANCE - 5.0%
Eurofins Scientific	39,500	9,956
Ingenico	103,634	7,471
Sanofi	195,980	19,877

		37,304
GERMANY - 1.2%
Adidas AG	85,700	9,296

HONG KONG - 1.2%
Hong Kong Exchanges and Clearing Ltd.	568,877	9,125

JAPAN - 6.1%
FANUC Corp.	134,702	22,214
Rakuten, Inc.	747,800	11,297
Yahoo Japan Corp.	2,220,000	12,580

		46,091
MEXICO - 1.6%
Infraestructura Energetica Nova S.A.B. de C.V.(1)	855,558	3,307
TF Administradora Industrial S de RL de C.V.	4,527,662	8,993

		12,300
PORTUGAL - 1.4%
Jeronimo Martins SGPS S.A.	498,900	10,246

SWEDEN - 5.8%
Hexagon AB, Class B	1,145,082	$34,530
Volvo AB, Class B	620,500	9,293

		43,823
TAIWAN - 1.5%
MediaTek, Inc.	907,600	11,220

UNITED KINGDOM - 9.5%
ARM Holdings plc	963,436	15,379
Direct Line Insurance Group plc	3,588,481	12,386
Intertek Group plc	267,178	14,295
Rotork plc	392,923	17,346
Standard Chartered plc	492,631	11,811

		71,217
UNITED STATES - 54.5%
Amazon.com, Inc.(1)	52,100	16,288
Anadarko Petroleum Corp.	199,200	18,524
Applied Materials, Inc.	1,245,800	21,851
Biogen Idec, Inc.(1)	81,092	19,524
Bristol-Myers Squibb Co.	83,900	3,883
Cerner Corp.(1)	345,209	18,141
Citigroup, Inc.	546,400	26,506
Discover Financial Services	605,285	30,591
eBay, Inc.(1)	545,093	30,411
EQT Corp.	40,800	3,620
Facebook, Inc., Class A(1)	290,213	14,580
Gilead Sciences, Inc.(1)	425,400	26,732
Google, Inc., Class A(1)	47,812	41,879
IHS, Inc., Class A(1)	268,357	30,641
Monsanto Co.	179,566	18,741
Ralph Lauren Corp.	72,834	11,998
Regeneron Pharmaceuticals, Inc.(1)	161,961	50,673
Salesforce.com, Inc.(1)	237,828	12,346
Starbucks Corp.	184,790	14,223

		411,152

Total common stocks (Cost $582,239)		724,495

Artisan Funds	35

	Par Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 9/30/13, due 10/1/13, maturity value $31,256 (Cost $31,256)(2)	$31,256	$31,256

Total investments - 100.2% (Cost $613,495)		755,751

Other assets less liabilities - (0.2)%		(1,602)

Total net assets - 100.0%(3)		$754,149

(1)	Non-income producing security.
(2)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	0.875%	1/31/2018	$31,882

(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2013
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$79,516	10.5%
Consumer Staples	20,341	2.8
Energy	33,566	4.5
Financials	104,877	14.0
Healthcare	148,786	19.7
Industrials	93,789	12.4
Information Technology	213,630	28.2
Materials	26,683	3.6
Utilities	3,307	0.4
Short-term investments	31,256	4.1

Total investments	$755,751	100.2%

CURRENCY EXPOSURE - September 30, 2013
Dollar values in thousands
	Value		Percentage of Total Investments
Australian dollar	$7,942		1.1%
Brazilian real	17,339		2.3
British pound	71,217		9.4
Canadian dollar	11,422		1.5
Euro	56,846		7.5
Hong Kong dollar	23,760		3.1
Japanese yen	46,091	*	6.1
Mexican peso	12,300		1.6
Swedish krona	43,823		5.8
Taiwan dollar	11,220		1.5
U.S. dollar	453,791		60.1

Total investments	$755,751		100.0%

*	Currency exposure is offset by foreign currency forward contracts noted in the table below:

Counterparty	Contract Settlement Date	Contract Amount				Unrealized Appreciation/ (Depreciation)
		Deliver		Receive
State Street Bank and Trust Company	2/14/2014	JPY	1,947,808	USD	19,858	$23
State Street Bank and Trust Company	2/14/2014	JPY	253,105	USD	2,534	(44)

						$(21)

JPY - Japanese Yen

USD - U.S. Dollar

TOP TEN HOLDINGS - September 30, 2013
Company Name	Country	Percentage of Total Net Assets
Regeneron Pharmaceuticals, Inc.	United States	6.7%
Google, Inc.	United States	5.5
Hexagon AB	Sweden	4.6
IHS, Inc.	United States	4.1
Discover Financial Services	United States	4.1
eBay, Inc.	United States	4.0
Gilead Sciences, Inc.	United States	3.5
Citigroup, Inc.	United States	3.5
FANUC Corp.	Japan	2.9
Applied Materials, Inc.	United States	2.9

Total		41.8%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

36	Artisan Funds

ARTISAN GLOBAL SMALL CAP FUND

Schedule of Investments – September 30, 2013

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 98.2%

AUSTRALIA - 2.3%
Tox Free Solutions Ltd.	301,878	$918

BELGIUM - 1.1%
Warehouses De Pauw SCA	5,960	418

CAMBODIA - 3.4%
NagaCorp Ltd.	1,578,000	1,333

CANADA - 2.1%
Westport Innovations, Inc.(1)	34,787	841

CHINA - 9.8%
Biostime International Holdings Ltd.	119,000	900
China Oil & Gas Group Ltd.	9,480,000	1,345
Dukang Distillers Holdings Ltd.(1)	1,458,000	546
Labixiaoxin Snacks Group Ltd.	2,152,000	1,093

		3,884
FINLAND - 3.9%
Huhtamaki Oyj	72,732	1,559

FRANCE - 2.7%
Naturex	13,132	1,057

GERMANY - 3.7%
Draegerwerk AG & Co. KGaA	2,154	226
Sky Deutschland AG(1)	42,339	390
Stroeer Media AG(1)	53,598	863

		1,479
HONG KONG - 2.4%
SPT Energy Group, Inc.	1,904,000	965

INDIA - 2.8%
Kaveri Seed Co., Ltd., Equity-Linked Security, 144A(2)(3)(4)(5)	48,933	1,125

INDONESIA - 3.9%
Global Mediacom Tbk PT	5,991,500	998
MNC Sky Vision Tbk PT(1)	3,512,500	543

		1,541
JAPAN - 5.8%
Don Quijote Co., Ltd.	18,900	1,183
Sugi Holdings Co., Ltd.	26,200	1,122

		2,305
MALAYSIA - 4.7%
JobStreet Corp. Bhd	783,800	$551
Oldtown Bhd	1,071,400	887
Power Root Bhd	734,500	439

		1,877
NETHERLANDS - 3.3%
Brunel International N.V.	23,984	1,290

PORTUGAL - 3.1%
ZON OPTIMUS SGPS S.A.	204,517	1,217

SINGAPORE - 4.8%
Overseas Education Ltd.	1,632,000	976
Sarin Technologies Ltd.	742,000	931

		1,907
SWITZERLAND - 2.0%
Tecan Group AG	7,417	783

THAILAND - 0.2%
Big C Supercenter PCL (DR)	11,100	71

UNITED KINGDOM - 12.0%
AZ Electronic Materials S.A.	186,521	891
N Brown Group plc	150,765	1,281
Synergy Health plc	57,895	1,027
Victrex plc	59,235	1,532

		4,731
UNITED STATES - 24.2%
Ariad Pharmaceuticals, Inc.(1)	58,226	1,072
First Republic Bank	12,743	594
Gilead Sciences, Inc.(1)	5,241	329
Interpublic Group of Cos., Inc.	70,309	1,208
PerkinElmer, Inc.	30,698	1,159
PetSmart, Inc.	19,553	1,491
Premier, Inc., Class A(1)	14,089	447
Vitamin Shoppe, Inc.(1)	21,722	950
Wesco Aircraft Holdings, Inc.(1)	76,985	1,611
YuMe, Inc.(1)	67,536	716

		9,577

Total common stocks and equity-linked securities (Cost $38,112)		38,878

Artisan Funds	37

	Par Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 9/30/13, due 10/1/13, maturity value $1,415 (Cost $1,415)(6)	$1,415	$1,415

Total investments - 101.8% (Cost $39,527)		40,293

Other assets less liabilities - (1.8)%		(715)

Total net assets - 100.0%(7)		$39,578

(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $1,125, or 2.8% of total net assets. See notes 2(a) and 3 in Notes to Financial Statements for additional information.

(3)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in note 2(g) in Notes to Financial Statements, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(4)	Non-voting shares.
(5)

Security is restricted. Kaveri Seed Co., Ltd. was acquired in a transaction under Rule 144A of the Securities Act of 1933, as amended. The shares of Kaveri Seed Co., Ltd. may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Kaveri Seed Co., Ltd.	6/26/13- 9/30/13	$1,249	$1,125	2.8%

(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	2.750%	11/15/2042	$1,445

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2013
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$12,433	31.6%
Consumer Staples	7,240	18.2
Energy	965	2.4
Financials	1,012	2.6
Healthcare	5,043	12.6
Industrials	6,142	15.5
Information Technology	716	1.8
Materials	3,982	10.1
Utilities	1,345	3.4
Short-term investments	1,415	3.6

Total investments	$40,293	101.8%

CURRENCY EXPOSURE - September 30, 2013
Dollar values in thousands
	Value	Percentage of Total Investments
Australian dollar	$918	2.3%
British pound	4,731	11.7
Euro	7,020	17.4
Hong Kong dollar	5,636	14.0
Indonesian rupiah	1,541	3.8
Japanese yen	2,305	5.7
Malaysian ringgit	1,877	4.7
Singapore dollar	2,453	6.1
Swiss franc	783	1.9
Thai baht	71	0.2
U.S. dollar	12,958	32.2

Total investments	$40,293	100.0%

TOP TEN HOLDINGS - September 30, 2013
Company Name	Country	Percentage of Total Net Assets
Wesco Aircraft Holdings, Inc.	United States	4.1%
Huhtamaki Oyj	Finland	3.9
Victrex plc	United Kingdom	3.9
PetSmart, Inc.	United States	3.8
China Oil & Gas Group Ltd.	China	3.4
NagaCorp Ltd.	Cambodia	3.4
Brunel International N.V.	Netherlands	3.2
N Brown Group plc	United Kingdom	3.2
ZON OPTIMUS SGPS S.A.	Portugal	3.1
Interpublic Group of Cos., Inc.	United States	3.0

Total		35.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

38	Artisan Funds

ARTISAN GLOBAL VALUE FUND

Schedule of Investments – September 30, 2013

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 88.6%

BELGIUM - 1.9%
Groupe Bruxelles Lambert S.A.	252,383	$21,466

CANADA - 2.5%
Imperial Oil Ltd.	658,602	28,919

DENMARK - 0.3%
Carlsberg AS, Class B	33,682	3,470

FRANCE - 2.0%
Total S.A.	163,509	9,489
Vivendi S.A.	593,655	13,657

		23,146
INDIA - 0.1%
Coal India Ltd.	162,490	763

JAPAN - 2.1%
Kao Corp.	642,900	20,014
Sankyo Co., Ltd.	79,600	3,883

		23,897
KOREA - 1.9%
Kia Motors Corp.	358,811	21,802

NETHERLANDS - 2.3%
ING Groep N.V. (DR)(1)	1,980,173	22,372
TNT Express N.V.	429,425	3,920

		26,292
NORWAY - 1.2%
Orkla ASA	1,805,258	13,149

SWITZERLAND - 5.0%
Adecco S.A.	350,681	24,972
Novartis AG	419,450	32,235
Pargesa Holding S.A.	7,583	569

		57,776
UNITED KINGDOM - 17.9%
AMEC plc	554,473	9,641
AstraZeneca plc	372,451	19,388
Compass Group plc	2,286,758	31,468
Diageo plc	528,114	16,800
Direct Line Insurance Group plc	2,060,050	7,110
Lloyds Banking Group plc(1)	21,979,901	26,182
Royal Bank of Scotland Group plc(1)	4,843,826	28,222
TESCO plc	5,435,278	31,589
UNITED KINGDOM (CONTINUED)
Unilever plc (DR)	414,000	$15,972
Vodafone Group plc	5,432,653	18,997

		205,369
UNITED STATES - 51.4%
3M Co.	262,699	31,369
Accenture plc, Class A	157,224	11,578
American Express Co.	378,417	28,578
Aon plc	468,529	34,877
Apple, Inc.	37,062	17,669
Arch Capital Group Ltd.(1)(2)	645,320	34,931
Bank of New York Mellon Corp.	1,262,307	38,109
Chubb Corp.	244,634	21,836
Cisco Systems, Inc.	936,649	21,936
Flextronics International Ltd.(1)	1,065,910	9,689
Google, Inc., Class A(1)	38,386	33,623
Hasbro, Inc.	283,953	13,386
Johnson & Johnson	394,456	34,195
Marsh & McLennan Cos., Inc.	794,022	34,580
Mastercard, Inc., Class A	49,608	33,375
Medtronic, Inc.	581,795	30,981
Microsoft Corp.	1,060,814	35,336
Oracle Corp.	1,546,536	51,299
Parker Hannifin Corp.	145,057	15,771
Progressive Corp.	769,074	20,942
TE Connectivity Ltd.	656,246	33,980

		588,040

Total common stocks (Cost $881,343)		1,014,089

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 11.8%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 9/30/13, due 10/1/13, maturity value $135,568 (Cost $135,568)(3)	$135,568	$135,568

Total investments - 100.4% (Cost $1,016,911)		1,149,657

Other assets less liabilities - (0.4)%		(4,836)

Total net assets - 100.0%(4)		$1,144,821

Artisan Funds	39

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). See note 11 in Notes to Financial Statements for additional information.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	0.625%	8/31/2017	$138,284

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2013
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$70,539	6.1%
Consumer Staples	100,994	8.9
Energy	48,812	4.2
Financials	319,774	28.0
Healthcare	116,799	10.2
Industrials	76,032	6.6
Information Technology	248,485	21.7
Telecommunication Services	32,654	2.9
Short-term investments	135,568	11.8

Total investments	$1,149,657	100.4%

CURRENCY EXPOSURE - September 30, 2013
Dollar values in thousands
	Value		Percentage of Total Investments
British pound	$189,397		16.5%
Canadian dollar	28,919		2.5
Danish krone	3,470		0.3
Euro	70,904		6.2
Indian rupee	763		0.1
Japanese yen	23,897	*	2.1
Korean won	21,802		1.9
Norwegian krone	13,149		1.1
Swiss franc	57,776		5.0
U.S. dollar	739,580		64.3

Total investments	$1,149,657		100.0%

*	Currency exposure is offset by foreign currency forward contracts noted in the table below:

Counterparty	Contract Settlement Date	Contract Amount				Unrealized Appreciation/ (Depreciation)
		Deliver		Receive
State Street Bank and Trust Company	2/14/2014	JPY	1,846,410	USD	18,824	$22
State Street Bank and Trust Company	2/14/2014	JPY	134,479	USD	1,365	(4)
State Street Bank and Trust Company	2/14/2014	JPY	123,763	USD	1,247	(14)
State Street Bank and Trust Company	2/14/2014	USD	1,215	JPY	120,380	11

						$15

JPY - Japanese yen

USD - U.S. dollar

TOP TEN HOLDINGS - September 30, 2013
Company Name	Country	Percentage of Total Net Assets
Oracle Corp.	United States	4.5%
Bank of New York Mellon Corp.	United States	3.3
Microsoft Corp.	United States	3.1
Arch Capital Group Ltd.	United States	3.1
Aon plc	United States	3.1
Marsh & McLennan Cos., Inc.	United States	3.0
Johnson & Johnson	United States	3.0
TE Connectivity Ltd.	United States	3.0
Google, Inc.	United States	2.9
Mastercard, Inc.	United States	2.9

Total		31.9%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

40	Artisan Funds

ARTISAN INTERNATIONAL FUND

Schedule of Investments – September 30, 2013

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.0%

BELGIUM - 4.0%
Anheuser-Busch InBev N.V.	3,389,533	$337,403
Telenet Group Holding N.V.	2,066,243	102,882
UCB S.A.	1,601,014	97,445

		537,730
BRAZIL - 0.3%
BM&FBovespa S.A.	6,939,100	38,761

CANADA - 1.2%
Canadian Pacific Railway Ltd.	1,273,856	157,066

CHINA - 7.6%
Baidu, Inc. (DR)(1)	3,613,714	560,776
Beijing Enterprises Holdings Ltd.	22,224,025	160,465
China Resources Land Ltd.	47,400,364	135,370
Tencent Holdings Ltd.	3,124,037	163,857

		1,020,468
DENMARK - 0.3%
Rockwool International AS, Class B	256,871	41,607

FRANCE - 7.9%
LVMH Moet Hennessy Louis Vuitton S.A.	356,243	70,171
Pernod-Ricard S.A.	1,616,778	200,769
Sanofi	627,691	63,662
Schneider Electric S.A.	3,480,659	294,348
Unibail-Rodamco SE	758,429	188,176
Zodiac Aerospace	1,548,082	246,397

		1,063,523
GERMANY - 18.5%
Allianz SE	837,645	131,679
Bayer AG	3,621,877	427,072
Beiersdorf AG	2,219,790	197,120
Deutsche Post AG	11,187,639	371,266
HeidelbergCement AG	2,582,567	199,183
Kabel Deutschland Holding AG	1,510,187	177,542
Linde AG	2,693,972	533,561
MTU Aero Engines AG	1,515,636	141,602
Muenchener Rueckversicherungs AG	1,571,472	307,096

		2,486,121
HONG KONG - 4.3%
AIA Group Ltd.	91,642,396	430,687
Hongkong Land Holdings Ltd.	10,726,724	70,796
Sands China Ltd.	11,960,000	74,019

		575,502
INDIA - 0.3%
Coal India Ltd.	7,370,351	$34,588

INDONESIA - 0.6%
Bank Rakyat Indonesia Persero Tbk PT	127,053,762	79,546

JAPAN - 11.4%
Honda Motor Co., Ltd.	7,936,843	301,583
IHI Corp.	24,638,540	103,522
Japan Tobacco, Inc.	10,707,802	384,542
NGK Insulators Ltd.	13,578,677	205,555
Nissan Motor Co., Ltd.	12,191,118	122,041
Ono Pharmaceutical Co., Ltd.	1,111,688	68,198
ORIX Corp.	1,353,507	21,963
Takeda Pharmaceutical Co., Ltd.	1,385,078	65,312
Toyota Motor Corp.	4,111,051	262,234

		1,534,950
KOREA - 0.5%
Samsung Electronics Co., Ltd.	56,997	72,501

MALAYSIA - 0.1%
Astro Malaysia Holdings Bhd	18,196,600	16,301

NETHERLANDS - 3.8%
Unilever N.V. (DR)	9,917,063	385,786
Ziggo N.V.	2,880,454	116,671

		502,457
NIGERIA - 0.5%
Nigerian Breweries plc	62,918,225	64,371

SINGAPORE - 0.5%
Global Logistic Properties Ltd.	29,729,335	68,485

SPAIN - 0.5%
Grifols S.A.	1,683,592	69,127
Grifols S.A., Class B(2)	99,241	3,044

		72,171
SWITZERLAND - 11.4%
Actelion Ltd.	417,453	29,635
Credit Suisse Group AG	4,710,494	143,864
Holcim Ltd.	1,816,386	135,172
Nestle S.A.	5,965,694	417,239
Novartis AG	856,436	65,818
Roche Holding AG(2)	1,433,841	386,702
Swatch Group AG	42,008	27,035
Swiss Re AG	1,617,312	133,770
UBS AG	9,477,437	193,877

		1,533,112

Artisan Funds	41

	Shares Held	Value
UNITED KINGDOM - 16.7%
Diageo plc	2,262,379	$71,969
HSBC Holdings plc	22,333,512	242,026
Imperial Tobacco Group plc	7,706,936	285,344
InterContinental Hotels Group plc	1,847,722	53,903
Johnson Matthey plc	3,391,638	154,180
Land Securities Group plc	11,324,880	168,488
Meggitt plc	16,343,390	145,256
Prudential plc	3,998,629	74,509
Rolls-Royce Holdings plc	15,437,664	277,912
SABMiller plc	6,852,627	348,731
Standard Chartered plc	3,922,509	94,046
TESCO plc	22,777,684	132,380
WPP plc	9,305,753	191,327

		2,240,071
UNITED STATES - 5.6%
Covidien plc	5,036,980	306,954
Liberty Global plc, Class A(1)	2,079,018	164,970
Liberty Global plc, Series C(1)(2)	215,664	16,267
Schlumberger Ltd.	2,920,175	258,027

		746,218

Total common stocks (Cost $9,722,819)		12,885,549

PREFERRED STOCKS - 1.2%

GERMANY - 1.2%
Henkel AG & Co. KGaA(2)	1,558,496	160,598

Total preferred stocks (Cost $108,955)		160,598
	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 9/30/13, due 10/1/13, maturity value $302,475 (Cost $302,475)(3)	$302,475	$302,475

Total investments - 99.5% (Cost $10,134,249)		13,348,622

Other assets less liabilities - 0.5%		72,602

Total net assets - 100.0%(4)		$13,421,224

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	3.125%	2/15/2042	$305,879
U.S. Treasury Bond	4.500%	8/15/2039	2,650

			$308,529

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2013
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,580,275	11.7%
Consumer Staples	2,986,252	22.3
Energy	292,615	2.2
Financials	2,523,139	18.9
Healthcare	1,582,969	11.8
Industrials	2,144,996	15.9
Information Technology	797,134	5.9
Materials	1,022,096	7.6
Telecommunication Services	116,671	0.9
Short-term investments	302,475	2.3

Total investments	$13,348,622	99.5%

CURRENCY EXPOSURE - September 30, 2013
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$38,761	0.3%
British pound	2,240,071	16.8
Danish krone	41,607	0.3
Euro	4,822,600	36.1
Hong Kong dollar	964,398	7.2
Indian rupee	34,588	0.3
Indonesian rupiah	79,546	0.6
Japanese yen	1,534,950	11.5
Korean won	72,501	0.5
Malaysian ringgit	16,301	0.1
Nigerian naira	64,371	0.5
Singapore dollar	68,485	0.5
Swiss franc	1,533,112	11.5
U.S. dollar	1,837,331	13.8

Total investments	$13,348,622	100.0%

42	Artisan Funds

TOP TEN HOLDINGS - September 30, 2013
Company Name	Country	Percentage of Total Net Assets
Baidu, Inc.	China	4.2%
Linde AG	Germany	4.0
AIA Group Ltd.	Hong Kong	3.2
Bayer AG	Germany	3.2
Nestle S.A.	Switzerland	3.1
Roche Holding AG	Switzerland	2.9
Unilever N.V.	Netherlands	2.9
Japan Tobacco, Inc.	Japan	2.9
Deutsche Post AG	Germany	2.7
SABMiller plc	United Kingdom	2.6

Total		31.7%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	43

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments – September 30, 2013

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.8%

BRAZIL - 4.5%
International Meal Co. Holdings S.A.(1)	1,847,800	$16,675
M Dias Branco S.A.	476,600	21,934
Raia Drogasil S.A.	795,300	6,578

		45,187
CANADA - 3.3%
CAE, Inc.	3,002,453	32,880

CHINA - 15.7%
21Vianet Group, Inc. (DR)(1)	1,286,243	21,210
AMVIG Holdings Ltd.	12,636,000	5,360
Beijing Enterprises Water Group Ltd.	115,902,000	48,119
Biostime International Holdings Ltd.	2,809,000	21,241
China Everbright International Ltd.	32,126,000	28,374
China Oil & Gas Group Ltd.	67,060,000	9,511
Labixiaoxin Snacks Group Ltd.	17,576,000	8,928
New World Department Store China Ltd.	5,993,000	3,145
Yingde Gases Group Co., Ltd.	10,436,500	10,227

		156,115
DENMARK - 2.0%
Rockwool International AS, Class B	22,388	3,627
Royal Unibrew AS	141,432	16,803

		20,430
FRANCE - 6.6%
Eurofins Scientific	173,295	43,677
IPSOS	339,779	12,770
Rubis SCA	148,034	9,348

		65,795
GERMANY - 11.9%
Deutz AG (1)	3,069,340	27,738
Draegerwerk AG & Co. KGaA	31,968	3,354
Wirecard AG	2,565,241	87,749

		118,841
HONG KONG - 1.8%
SJM Holdings Ltd.	6,399,932	17,989

INDONESIA - 5.9%
Ace Hardware Indonesia Tbk PT	200,666,300	12,130
Global Mediacom Tbk PT	80,076,000	13,346
Mayora Indah Tbk PT	2,313,000	6,322
MNC Sky Vision Tbk PT(1)	60,873,304	9,409
Nippon Indosari Corpindo Tbk PT	13,836,000	7,647
Tempo Scan Pacific Tbk PT	31,028,900	10,182

		59,036
IRELAND - 4.5%
Glanbia plc	3,459,517	$45,309

ITALY - 4.1%
Davide Campari-Milano S.p.A.	1,704,824	14,784
MARR S.p.A.	1,194,790	16,244
Prada S.p.A.	1,021,300	9,626

		40,654
JAPAN - 2.9%
Sugi Holdings Co., Ltd.	686,200	29,390

KENYA - 1.2%
East African Breweries Ltd.	3,134,900	11,901

KOREA - 1.4%
Hyundai Development Co.-Engineering & Construction	272,400	6,096
S1 Corp.	124,816	7,514

		13,610
MALAYSIA - 1.1%
Oldtown Bhd	12,755,200	10,566

PHILIPPINES - 1.2%
Megaworld Corp.	153,658,000	11,505

SINGAPORE - 5.7%
Petra Foods Ltd.	5,016,000	13,834
SIA Engineering Co., Ltd.	4,014,700	15,552
Super Group Ltd.	8,000,000	27,038

		56,424
SWITZERLAND - 4.0%
Schindler Holding AG(2)	110,535	16,598
Tecan Group AG	219,971	23,229

		39,827
UNITED KINGDOM - 18.0%
APR Energy plc	775,081	12,190
AZ Electronic Materials S.A.	1,974,828	9,431
Babcock International Group plc	2,418,449	46,826
Barratt Developments plc(1)	4,079,864	20,383
Big Yellow Group plc	3,661,924	26,085
Britvic plc	3,679,935	34,107
Dignity plc	459,061	10,776
UBM plc	1,668,473	19,299

		179,097

Total common stocks (Cost $670,168)		954,556

44	Artisan Funds

	Par Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 9/30/13, due 10/1/13, maturity value $34,870 (Cost $34,870)(3)	$34,870	$34,870

Total investments - 99.3% (Cost $705,038)		989,426

Other assets less liabilities - 0.7%		6,724

Total net assets - 100.0%(4)		$996,150

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	0.875%	1/31/2018	$35,570

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2013
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$145,548	14.7%
Consumer Staples	292,626	29.2
Financials	37,590	3.8
Healthcare	80,442	8.0
Industrials	185,205	18.7
Information Technology	108,959	10.9
Materials	25,018	2.6
Utilities	79,168	7.9
Short-term investments	34,870	3.5

Total investments	$989,426	99.3%

CURRENCY EXPOSURE - September 30, 2013
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$45,187	4.6%
British pound	179,097	18.1
Canadian dollar	32,880	3.3
Danish krone	20,430	2.0
Euro	260,973	26.4
Hong Kong dollar	162,520	16.4
Indonesian rupiah	59,036	6.0
Japanese yen	29,390	3.0
Kenyan shilling	11,901	1.2
Korean won	13,610	1.4
Malaysian ringgit	10,566	1.1
Philippine peso	11,505	1.1
Singapore dollar	56,424	5.7
Swiss franc	39,827	4.0
U.S. dollar	56,080	5.7

Total investments	$989,426	100.0%

TOP TEN HOLDINGS - September 30, 2013
Company Name	Country	Percentage of Total Net Assets
Wirecard AG	Germany	8.8%
Beijing Enterprises Water Group Ltd.	China	4.8
Babcock International Group plc	United Kingdom	4.7
Glanbia plc	Ireland	4.5
Eurofins Scientific	France	4.4
Britvic plc	United Kingdom	3.4
CAE, Inc.	Canada	3.3
Sugi Holdings Co., Ltd.	Japan	2.9
China Everbright International Ltd.	China	2.9
Deutz AG	Germany	2.8

Total		42.5%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	45

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments – September 30, 2013

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 86.7%

BELGIUM - 1.9%
Groupe Bruxelles Lambert S.A.	2,331,395	$198,294

CANADA - 2.5%
Imperial Oil Ltd.	5,857,911	257,224

CHINA - 2.5%
Baidu, Inc. (DR)(1)	1,691,979	262,561

DENMARK - 1.6%
Carlsberg AS, Class B	1,682,779	173,372

FRANCE - 5.1%
Societe Television Francaise 1	5,100,364	88,769
Sodexo	1,388,287	129,535
Sodexo Prime De Fidelite Common Stock(2)	1,284,779	119,878
Total S.A.	1,437,620	83,426
Vivendi S.A.	4,962,250	114,158

		535,766
GERMANY - 1.9%
Deutsche Boerse AG	1,901,931	143,086
Wincor Nixdorf AG	853,185	53,280

		196,366
INDIA - 0.1%
Coal India Ltd.	1,549,375	7,271

JAPAN - 7.4%
Aderans Co., Ltd.	904,100	13,024
Credit Saison Co., Ltd.	6,108,859	165,252
Kao Corp.	8,504,300	264,745
Nifco, Inc.	2,023,100	54,007
Sankyo Co., Ltd.	1,446,480	70,562
Stanley Electric Co., Ltd.(3)	9,759,300	207,011

		774,601
KOREA - 3.2%
Kia Motors Corp.	2,970,958	180,523
Samsung Electronics Co., Ltd.	118,338	150,527

		331,050
NETHERLANDS - 4.1%
ING Groep N.V. (DR)(1)	26,721,897	301,895
Reed Elsevier N.V.	1,924,184	38,696
TNT Express N.V.	9,171,441	83,726

		424,317
NORWAY - 1.2%
Orkla ASA	16,793,796	$122,325

SWITZERLAND - 8.2%
Adecco S.A.	2,614,056	186,150
Novartis AG	4,277,888	328,759
Panalpina Welttransport Holding AG(3)	1,669,654	246,105
Pargesa Holding S.A.	1,344,272	100,856

		861,870
UNITED KINGDOM - 31.0%
Alent plc(3)	17,387,295	99,927
AMEC plc	5,371,720	93,398
AstraZeneca plc	3,263,071	169,862
Carpetright plc(1)	2,764,443	29,023
Compass Group plc	37,572,268	517,019
Diageo plc	4,716,991	150,054
Direct Line Insurance Group plc	18,981,124	65,513
Lloyds Banking Group plc(1)	240,456,027	286,428
Michael Page International plc	10,403,141	82,911
QinetiQ Group plc(3)	55,999,571	173,700
Reed Elsevier plc	27,744,444	374,146
Royal Bank of Scotland Group plc(1)	44,404,012	258,717
Savills plc	5,188,110	51,906
TESCO plc	64,433,727	374,479
Unilever plc (DR)	5,096,423	196,620
Vesuvius plc(3)	18,827,331	136,183
Vodafone Group plc	51,514,587	180,138

		3,240,024
UNITED STATES - 16.0%
Accenture plc, Class A	1,898,151	139,780
Aon plc	4,500,983	335,053
Arch Capital Group Ltd.(1)(3)	5,768,633	312,256
Covidien plc	4,606,432	280,716
Flextronics International Ltd.(1)	10,173,091	92,473
Mallinckrodt plc(1)	2,824,187	124,519
TE Connectivity Ltd.	7,505,434	388,631

		1,673,428

Total common stocks (Cost $6,621,257)		9,058,469

PREFERRED STOCKS - 0.2%

KOREA - 0.2%
Samsung Electronics Co., Ltd.(4)	20,928	17,059

Total preferred stocks (Cost $17,448)		17,059

46	Artisan Funds

	Par Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 13.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 9/30/13, due 10/1/13, maturity value $1,364,272 (Cost $1,364,272)(5)	$1,364,272	$1,364,272

Total investments - 99.9% (Cost $8,002,977)		10,439,800

Other assets less liabilities - 0.1%		10,342

Total net assets - 100.0%(6)		$10,450,142

(1)	Non-income producing security.
(2)	Shares are registered with the issuing company and not tradable until converted back to bearer shares.
(3)	Affiliated company as defined by the 1940 Act. See note 11 in Notes to Financial Statements for additional information.
(4)	Non-voting shares.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	0.500%	7/31/2017	$153,290
U.S. Treasury Note	0.625%	8/31/2017	599,776
U.S. Treasury Note	0.875%	2/28/2017	459,361
U.S. Treasury Note	1.000%	3/31/2017	175,793
U.S. Treasury Bond	4.500%	8/15/2039	3,343

			$1,391,563

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2013
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,809,169	17.3%
Consumer Staples	1,294,619	12.3
Energy	441,319	4.3
Financials	2,219,256	21.3
Healthcare	903,856	8.6
Industrials	908,775	8.7
Information Technology	1,104,311	10.6
Materials	99,927	1.0
Telecommunication Services	294,296	2.8
Short-term investments	1,364,272	13.0

Total investments	$10,439,800	99.9%

CURRENCY EXPOSURE - September 30, 2013
Dollar values in thousands
	Value		Percentage of Total Investments
British pound	$3,043,404		29.1%
Canadian dollar	257,224		2.5
Danish krone	173,372		1.7
Euro	1,354,743		13.0
Indian rupee	7,271		0.1
Japanese yen	774,601	*	7.4
Korean won	348,109		3.3
Norwegian krone	122,325		1.2
Swiss franc	861,870		8.2
U.S. dollar	3,496,881		33.5

Total investments	$10,439,800		100.0%

*	Currency exposure is offset by foreign currency forward contracts noted in the table below:

	Contract Settlement Date	Contract Amount				Unrealized Appreciation/ (Depreciation)
Counterparty		Deliver		Receive
State Street Bank and Trust Company	2/14/2014	JPY	58,950,416	USD	601,008	$693
State Street Bank and Trust Company	2/14/2014	JPY	3,764,025	USD	37,594	(736)
State Street Bank and Trust Company	2/14/2014	USD	34,072	JPY	3,343,076	(29)
State Street Bank and Trust Company	2/14/2014	JPY	1,544,744	USD	15,784	53

						$(19)

JPY - Japanese yen

USD - U.S. dollar

Artisan Funds	47

TOP TEN HOLDINGS - September 30, 2013
Company Name	Country	Percentage of Total Net Assets
Compass Group plc	United Kingdom	4.9%
TE Connectivity Ltd.	United States	3.7
TESCO plc	United Kingdom	3.6
Reed Elsevier plc	United Kingdom	3.6
Aon plc	United States	3.2
Novartis AG	Switzerland	3.1
Arch Capital Group Ltd.	United States	3.0
ING Groep N.V.	Netherlands	2.9
Lloyds Banking Group plc	United Kingdom	2.7
Covidien plc	United States	2.7

Total		33.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

48	Artisan Funds

ARTISAN MID CAP FUND

Schedule of Investments – September 30, 2013

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.7%

CONSUMER DISCRETIONARY - 20.2%
Auto Components - 2.8%
BorgWarner, Inc.	2,467,314	$250,161

Automobiles - 0.6%
Tesla Motors, Inc.(1)	263,611	50,988

Distributors - 1.8%
LKQ Corp.(1)	5,267,018	167,807

Hotels, Restaurants & Leisure - 1.7%
Chipotle Mexican Grill, Inc.(1)	357,324	153,185
Melco Crown Entertainment Ltd. (DR)(1)(2)	169,209	5,386

		158,571
Household Durables - 0.7%
Garmin Ltd.	1,433,420	64,776

Internet & Catalog Retail - 2.4%
Ctrip.com International Ltd. (DR)(1)(2)	2,552,900	149,166
TripAdvisor, Inc.(1)	893,475	67,761

		216,927
Specialty Retail - 5.7%
Cabela’s, Inc.(1)	1,012,700	63,831
L Brands, Inc.	1,447,381	88,435
Tractor Supply Co.	2,593,038	174,174
Urban Outfitters, Inc.(1)	1,614,100	59,351
Williams-Sonoma, Inc.	2,292,871	128,859

		514,650
Textiles, Apparel & Luxury Goods - 4.5%
Fossil Group, Inc.(1)	958,032	111,362
Lululemon Athletica, Inc.(1)	895,356	65,441
Ralph Lauren Corp.	788,622	129,910
Under Armour, Inc., Class A(1)	1,327,100	105,438

		412,151
ENERGY - 5.6%
Energy Equipment & Services - 2.8%
Core Laboratories N.V.	544,810	92,188
Oceaneering International, Inc.	1,969,623	160,012

		252,200
Oil, Gas & Consumable Fuels - 2.8%
Cabot Oil & Gas Corp.	2,663,538	99,403
Noble Energy, Inc.	2,306,674	154,570

		253,973
FINANCIALS - 4.7%
Capital Markets - 0.5%
LPL Financial Holdings, Inc.	1,102,500	$42,237

Consumer Finance - 3.3%
Discover Financial Services	6,003,947	303,440

Diversified Financial Services - 0.9%
IntercontinentalExchange, Inc.(1)	458,419	83,166

HEALTHCARE - 23.4%
Biotechnology - 12.0%
Alexion Pharmaceuticals, Inc.(1)	1,327,815	154,239
Ariad Pharmaceuticals, Inc.(1)	827,087	15,218
Cepheid, Inc.(1)(3)	3,719,402	145,206
Incyte Corp. Ltd.(1)	2,378,193	90,728
Isis Pharmaceuticals, Inc.(1)(3)	4,726,216	177,422
Regeneron Pharmaceuticals, Inc.(1)	1,495,013	467,745
Vertex Pharmaceuticals, Inc.(1)	474,200	35,954

		1,086,512
Health Care Providers & Services - 2.4%
Cigna Corp.	2,816,348	216,464

Health Care Technology - 4.5%
athenahealth, Inc.(1)(3)	1,482,981	160,992
Cerner Corp.(1)	4,773,754	250,861

		411,853
Life Sciences Tools & Services - 4.5%
Covance, Inc.(1)	1,487,866	128,641
Illumina, Inc.(1)	1,672,275	135,170
Mettler-Toledo International, Inc.(1)	606,656	145,652

		409,463
INDUSTRIALS - 16.6%
Building Products - 2.9%
Fortune Brands Home & Security, Inc.	3,844,600	160,050
Owens Corning(1)	2,815,319	106,926

		266,976
Commercial Services & Supplies - 0.7%
Waste Connections, Inc.	1,432,898	65,068

Electrical Equipment - 3.0%
AMETEK, Inc.	2,260,494	104,028
Rockwell Automation, Inc.	1,597,942	170,884

		274,912
Machinery - 2.5%
Chart Industries, Inc.(1)	1,072,941	132,015

Artisan Funds	49

	Shares Held	Value
INDUSTRIALS (CONTINUED)
Machinery (Continued)
Pall Corp.	1,217,908	$93,827

		225,842
Professional Services - 5.9%
IHS, Inc., Class A(1)	2,739,717	312,821
Verisk Analytics, Inc., Class A(1)	3,389,791	220,201

		533,022
Road & Rail - 1.3%
Kansas City Southern	1,039,800	113,713

Trading Companies & Distributors - 0.3%
WW Grainger, Inc.	115,900	30,332

INFORMATION TECHNOLOGY - 26.2%
Electronic Equipment, Instruments & Components - 5.0%
FLIR Systems, Inc.(3)	3,598,959	113,007
IPG Photonics Corp.(3)	2,228,158	125,468
Trimble Navigation Ltd.(1)	7,285,569	216,454

		454,929
Internet Software & Services - 5.3%
LinkedIn Corp., Class A(1)	1,095,000	269,436
MercadoLibre, Inc.	802,438	108,257
Pandora Media, Inc.(1)	3,957,500	99,452

		477,145
IT Services - 0.5%
Gartner, Inc.(1)	763,669	45,820

Semiconductors & Semiconductor Equipment - 6.7%
Altera Corp.	194,051	7,211
Applied Materials, Inc.	12,594,463	220,907
ARM Holdings plc (DR)(2)	3,600,516	173,257
Cree, Inc.(1)	1,550,400	93,318
Freescale Semiconductor Ltd.(1)	6,806,182	113,323

		608,016
Software - 8.7%
ANSYS, Inc.(1)	1,202,287	104,022
Autodesk, Inc.(1)	1,168,075	48,090
CommVault Systems, Inc.(1)	597,441	52,473
Concur Technologies, Inc.(1)	1,830,430	202,262
Red Hat, Inc.(1)	2,494,898	115,115
Salesforce.com, Inc.(1)	3,030,592	157,318
ServiceNow, Inc.(1)	1,466,300	76,174
Workday, Inc., Class A(1)	454,320	36,768

		792,222

Total common stocks (Cost $5,225,589)		8,783,336

	Par Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 9/30/13, due 10/1/13, maturity value $296,956 (Cost $296,956)(4)	$296,956	$296,956

Total investments - 100.0% (Cost $5,522,545)		9,080,292

Other assets less liabilities - (0.0)%†		(3,523)

Total net assets - 100.0%(5)		$9,076,769

†	Amount rounds to less than 0.1%.
(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
ARM Holdings plc (DR)	United Kingdom	U.S. dollar
Ctrip.com International Ltd. (DR)	China	U.S. dollar
Melco Crown Entertainment Ltd. (DR)	Hong Kong	U.S. dollar

(3)	Affiliated company as defined by the 1940 Act. See note 11 in Notes to Financial Statements for additional information.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	0.875%	1/31/2018	$145,327
U.S. Treasury Note	2.625%	11/15/2020	157,570

			$302,897

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

50	Artisan Funds

TOP TEN HOLDINGS - September 30, 2013
Company Name	Country	Percentage of Total Net Assets
Regeneron Pharmaceuticals, Inc.	United States	5.1%
IHS, Inc.	United States	3.5
Discover Financial Services	United States	3.3
LinkedIn Corp.	United States	3.0
Cerner Corp.	United States	2.8
BorgWarner, Inc.	United States	2.7
Applied Materials, Inc.	United States	2.4
Verisk Analytics, Inc.	United States	2.4
Cigna Corp.	United States	2.4
Trimble Navigation Ltd.	United States	2.4

Total		30.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	51

ARTISAN MID CAP VALUE FUND

Schedule of Investments — September 30, 2013

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.0%

CONSUMER DISCRETIONARY - 11.8%
Diversified Consumer Services - 1.8%
H&R Block, Inc.	7,130,315	$190,094

Internet & Catalog Retail - 1.1%
Liberty Interactive Corp., Class A(1)	5,197,037	121,974

Leisure Equipment & Products - 1.7%
Mattel, Inc.	4,489,170	187,917

Media - 1.7%
Omnicom Group, Inc.	2,913,595	184,838

Multiline Retail - 1.1%
Nordstrom, Inc.	2,006,290	112,754

Specialty Retail - 2.7%
Aaron’s, Inc.	2,775,869	76,892
Bed Bath & Beyond, Inc.(1)	2,729,200	211,131

		288,023
Textiles, Apparel & Luxury Goods - 1.7%
Coach, Inc.	3,368,500	183,684

CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 2.8%
Kroger Co.	7,105,728	286,645
Sysco Corp.	658,853	20,971

		307,616

ENERGY - 12.1%
Energy Equipment & Services - 4.3%
Ensco plc, Class A	3,259,840	175,216
McDermott International, Inc.(1)(2)	13,830,400	102,760
Patterson-UTI Energy, Inc.(2)	8,617,874	184,250

		462,226
Oil, Gas & Consumable Fuels - 7.8%
Cimarex Energy Co.	3,294,695	317,609
Hess Corp.	2,704,566	209,171
SM Energy Co.	2,274,300	175,553
Southwestern Energy Co.(1)	3,860,268	140,437

		842,770
FINANCIALS - 21.2%
Capital Markets - 0.8%
Northern Trust Corp.	1,696,538	$92,275

Commercial Banks - 1.0%
M&T Bank Corp.	944,522	105,711

Diversified Financial Services - 2.5%
NYSE Euronext	6,368,100	267,333

Insurance - 14.9%
Alleghany Corp.(1)	649,551	266,089
Allied World Assurance Co. Holdings AG	1,266,243	125,852
Allstate Corp.	4,892,873	247,335
Aon plc	2,546,128	189,534
Arch Capital Group Ltd.(1)(2)	3,963,486	214,543
Loews Corp.	3,886,661	181,662
Progressive Corp.	7,732,696	210,561
Torchmark Corp.	2,428,682	175,715

		1,611,291
Real Estate Investment Trusts (REITs) - 2.0%
Annaly Capital Management, Inc.	6,314,694	73,124
Hatteras Financial Corp.(2)	7,493,455	140,203

		213,327
HEALTHCARE - 3.8%
Health Care Equipment & Supplies - 1.0%
Becton Dickinson and Co.	1,032,708	103,291

Health Care Providers & Services - 2.8%
Cigna Corp.	3,984,399	306,241

INDUSTRIALS - 14.4%
Aerospace & Defense - 3.0%
L-3 Communications Holdings, Inc.	1,708,837	161,485
Rockwell Collins, Inc.	2,360,426	160,179

		321,664
Commercial Services & Supplies - 1.0%
Republic Services, Inc.	3,417,641	114,012

Construction & Engineering - 2.1%
Jacobs Engineering Group, Inc.(1)	3,827,596	222,690

Electrical Equipment - 1.5%
Hubbell, Inc., Class B	1,523,480	159,569

52	Artisan Funds

	Shares Held	Value
INDUSTRIALS (CONTINUED)
Machinery - 1.3%
Joy Global, Inc.	2,781,500	$141,968

Professional Services - 4.5%
Dun & Bradstreet Corp.	604,126	62,738
Manpower, Inc.	2,291,873	166,711
Towers Watson & Co., Class A	2,446,475	261,675

		491,124
Road & Rail - 1.0%
Ryder System, Inc.(2)	1,770,323	105,688

INFORMATION TECHNOLOGY - 24.0%
Computers & Peripherals - 1.0%
Lexmark International, Inc., Class A(2)	3,344,312	110,362

Electronic Equipment, Instruments & Components - 9.7%
Arrow Electronics, Inc.(1)(2)	5,482,961	266,088
Avnet, Inc.(2)	7,204,079	300,482
FLIR Systems, Inc.(2)	8,224,522	258,250
Ingram Micro, Inc., Class A(1)(2)	9,307,460	214,537

		1,039,357
IT Services - 3.2%
Broadridge Financial Solutions, Inc.	3,663,292	116,310
Western Union Co.	12,379,750	231,006

		347,316
Semiconductors & Semiconductor Equipment - 6.5%
Analog Devices, Inc.	5,323,173	250,455
KLA-Tencor Corp.	3,073,400	187,016
Lam Research Corp.(1)	5,175,632	264,941

		702,412
Software - 3.6%
Autodesk, Inc.(1)	2,458,780	101,228
Open Text Corp.(3)	2,507,898	187,215
Synopsys, Inc.(1)	2,692,355	101,502

		389,945
MATERIALS - 1.2%
Metals & Mining - 1.2%
Kinross Gold Corp.(3)	25,927,400	130,934

UTILITIES - 1.7%
Electric Utilities - 1.4%
Edison International	3,270,100	150,621

Multi-Utilities - 0.3%
SCANA Corp.	614,695	28,300

Total common stocks (Cost $7,236,673)		10,037,327
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 9/30/13, due 10/1/13, maturity value $784,678 (Cost $784,678)(4)	$784,678	$784,678

Total investments - 100.2% (Cost $8,021,351)		10,822,005

Other assets less liabilities - (0.2)%		(25,965)

Total net assets - 100.0%(5)		$10,796,040

(1)	Non-income producing security.
(2)	Affiliated company as defined by the 1940 Act. See note 11 in Notes to Financial Statements for additional information.
(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Kinross Gold Corp.	Canada	U.S. dollar
Open Text Corp.	Canada	U.S. dollar

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	0.250%	9/30/2015	$704,638
U.S. Treasury Note	0.875%	2/28/2017	95,734

			$800,372

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Artisan Funds	53

TOP TEN HOLDINGS - September 30, 2013
Company Name	Country	Percentage of Total Net Assets
Cimarex Energy Co.	United States	3.0%
Cigna Corp.	United States	2.8
Avnet, Inc.	United States	2.8
Kroger Co.	United States	2.6
NYSE Euronext	United States	2.5
Alleghany Corp.	United States	2.5
Arrow Electronics, Inc.	United States	2.5
Lam Research Corp.	United States	2.5
Towers Watson & Co.	United States	2.4
FLIR Systems, Inc.	United States	2.4

Total		26.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

54	Artisan Funds

ARTISAN SMALL CAP FUND

Schedule of Investments – September 30, 2013

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.1%

CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.9%
Gentherm, Inc.(1)	782,500	$14,930

Distributors - 1.7%
LKQ Corp.(1)	842,100	26,829

Hotels, Restaurants & Leisure - 3.0%
Dunkin’ Brands Group, Inc.	1,032,500	46,731

Internet & Catalog Retail - 0.9%
HomeAway, Inc.(1)	502,900	14,081

Media - 0.5%
Imax Corp.(1)(2)	255,683	7,732

Specialty Retail - 3.0%
Five Below, Inc.(1)	234,470	10,258
Francesca’s Holdings Corp.(1)	793,900	14,799
Hibbett Sports, Inc.(1)	177,600	9,972
Restoration Hardware Holdings, Inc.(1)	177,600	11,251

		46,280
Textiles, Apparel & Luxury Goods - 1.7%
Deckers Outdoor Corp.(1)	261,000	17,205
Tumi Holdings, Inc.(1)	430,400	8,673

		25,878
CONSUMER STAPLES - 3.1%
Food & Staples Retailing - 2.3%
Fresh Market, Inc.(1)	497,400	23,532
PriceSmart, Inc.	126,579	12,055

		35,587
Food Products - 0.8%
Annie’s, Inc.(1)	263,700	12,948

ENERGY - 4.5%
Energy Equipment & Services - 1.9%
Dril-Quip, Inc.(1)	194,000	22,261
Geospace Technologies Corp.(1)	91,600	7,722

		29,983
Oil, Gas & Consumable Fuels - 2.6%
Oasis Petroleum, Inc.(1)	398,205	19,564
Rosetta Resources, Inc.(1)	338,900	18,456
Solazyme, Inc.(1)	231,000	2,488

		40,508
HEALTHCARE - 20.0%
Biotechnology - 10.1%
Alnylam Pharmaceuticals, Inc.(1)	243,200	$15,567
Ariad Pharmaceuticals, Inc.(1)	555,983	10,230
Cepheid, Inc.(1)(3)	1,071,300	41,824
Foundation Medicine, Inc.(1)	119,841	4,750
Incyte Corp. Ltd.(1)	915,400	34,923
Isis Pharmaceuticals, Inc.(1)(3)	1,326,300	49,789

		157,083
Health Care Equipment & Supplies - 4.1%
DexCom, Inc.(1)	1,558,581	43,999
Endologix, Inc.(1)	392,200	6,326
GenMark Diagnostics, Inc.(1)	1,020,041	12,393

		62,718
Health Care Providers & Services - 1.3%
Acadia Healthcare Co., Inc.(1)	237,800	9,377
Healthways, Inc.(1)	590,300	10,926

		20,303
Health Care Technology - 2.5%
athenahealth, Inc.(1)(3)	361,200	39,212

Life Sciences Tools & Services - 2.0%
Bruker Corp.(1)	1,527,900	31,551

INDUSTRIALS - 18.5%
Aerospace & Defense - 3.5%
DigitalGlobe, Inc.(1)	460,200	14,551
Teledyne Technologies, Inc.(1)	460,800	39,136

		53,687
Commercial Services & Supplies - 0.6%
Team, Inc.(1)	246,000	9,779

Electrical Equipment - 3.1%
Acuity Brands, Inc.	516,500	47,528

Machinery - 6.2%
Chart Industries, Inc.(1)	311,600	38,339
ExOne Co.(1)	183,206	7,805
IDEX Corp.	414,200	27,027
Proto Labs, Inc.(1)	232,300	17,745
Westport Innovations, Inc.(1)(2)	203,600	4,925

		95,841
Professional Services - 1.8%
Advisory Board Co.(1)	475,500	28,283

Artisan Funds	55

	Shares Held	Value
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors - 3.3%
Beacon Roofing Supply, Inc.(1)	1,400,600	$51,640

INFORMATION TECHNOLOGY - 37.3%
Electronic Equipment, Instruments & Components - 7.1%
Cognex Corp.	1,888,400	59,220
Control4 Corp.(1)	196,800	3,409
FEI Co.	265,100	23,276
IPG Photonics Corp.(3)	426,300	24,005

		109,910
Internet Software & Services - 9.5%
Benefitfocus, Inc.(1)	157,400	7,738
CoStar Group, Inc.(1)	240,600	40,397
Demandware, Inc.(1)	445,500	20,640
MercadoLibre, Inc.	139,400	18,806
Pandora Media, Inc.(1)	1,821,700	45,779
Rocket Fuel, Inc.(1)	33,548	1,803
Shutterstock, Inc.(1)	46,722	3,398
Textura Corp.(1)	212,254	9,144

		147,705
Semiconductors & Semiconductor Equipment - 2.0%
Cavium, Inc.(1)	496,000	20,435
Ultratech, Inc.(1)(3)	356,600	10,805

		31,240
Software - 18.7%
CommVault Systems, Inc.(1)	661,400	58,091
Concur Technologies, Inc.(1)	427,700	47,261
FireEye, Inc.(1)	42,212	1,753
Fortinet, Inc.(1)	1,310,400	26,549
Guidewire Software, Inc.(1)	836,200	39,393
Informatica Corp.(1)	996,200	38,822
NetSuite, Inc.(1)	143,000	15,435
PROS Holdings, Inc.(1)	236,400	8,083
RealPage, Inc.(1)	1,149,200	26,615
Tableau Software, Inc., Class A(1)	51,400	3,662
Tyler Technologies, Inc.(1)	181,700	15,893
Ultimate Software Group, Inc.(1)	58,800	8,667

		290,224

Total common stocks (Cost $1,019,695)		1,478,191
	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 9/30/13, due 10/1/13, maturity value $70,646 (Cost $70,646)(4)	$70,646	$70,646

Total investments - 99.6% (Cost $1,090,341)		$1,548,837

Other assets less liabilities - 0.4%		6,121

Total net assets - 100.0%(5)		$1,554,958

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Imax Corp.	Canada	U.S. dollar
Westport Innovations, Inc.	Canada	U.S. dollar

(3)	Affiliated company as defined by the 1940 Act. See note 11 in Notes to Financial Statements for additional information. Use on securities that weren’t affiliated at the beginning of period.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	3.125%	2/15/2042	$72,062

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

TOP TEN HOLDINGS - September 30, 2013
Company Name	Country	Percentage of Total Net Assets
Cognex Corp.	United States	3.8%
CommVault Systems, Inc.	United States	3.7
Beacon Roofing Supply, Inc.	United States	3.3
Isis Pharmaceuticals, Inc.	United States	3.2
Acuity Brands, Inc.	United States	3.1
Concur Technologies, Inc.	United States	3.0
Dunkin’ Brands Group, Inc.	United States	3.0
Pandora Media, Inc.	United States	3.0
DexCom, Inc.	United States	2.8
Cepheid, Inc.	United States	2.7

Total		31.6%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

56	Artisan Funds

ARTISAN SMALL CAP VALUE FUND

Schedule of Investments – September 30, 2013

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 91.7%

CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.3%
Remy International, Inc.	384,200	$7,776

Diversified Consumer Services - 3.4%
Matthews International Corp., Class A	665,605	25,346
Outerwall Inc.(1)	980,550	49,018
Regis Corp.	1,282,250	18,824

		93,188
Hotels, Restaurants & Leisure - 1.6%
WMS Industries, Inc.(1)	1,721,200	44,665

Household Durables - 0.6%
Universal Electronics, Inc.(1)	458,650	16,525

Media - 2.2%
DreamWorks Animation SKG, Inc., Class A(1)	1,978,700	56,314
Meredith Corp.	125,650	5,983

		62,297
Specialty Retail - 3.7%
Jos A Bank Clothiers, Inc.(1)	657,900	28,921
Men’s Wearhouse, Inc.	361,450	12,307
Rent-A-Center, Inc.	1,579,700	60,187

		101,415
Textiles, Apparel & Luxury Goods - 1.3%
Skechers U.S.A., Inc., Class A(1)	735,100	22,869
Vera Bradley, Inc.(1)	660,350	13,577

		36,446
CONSUMER STAPLES - 1.2%
Beverages - 0.5%
Cott Corp.(2)	1,721,900	13,241

Food Products - 0.7%
Darling International, Inc.(1)	904,250	19,134

ENERGY - 13.9%
Energy Equipment & Services - 9.5%
C&J Energy Services, Inc.(1)	684,600	13,747
Era Group, Inc.(1)	292,742	7,957
Gulfmark Offshore, Inc., Class A	995,350	50,653
Key Energy Services, Inc.(1)	2,523,250	18,394
Newpark Resources, Inc.(1)	1,944,450	24,617
ENERGY (CONTINUED)
Energy Equipment & Services (Continued)
Parker Drilling Co.(1)	3,271,150	$18,646
SEACOR Holdings, Inc.	177,700	16,071
Superior Energy Services, Inc.(1)	635,500	15,913
Tesco Corp.(1)	472,900	7,836
Tidewater, Inc.	780,100	46,252
Unit Corp.(1)	877,350	40,788

		260,874
Oil, Gas & Consumable Fuels - 4.4%
Cloud Peak Energy, Inc.(1)	2,564,850	37,626
Comstock Resources, Inc.	1,429,900	22,750
World Fuel Services Corp.	1,660,450	61,951

		122,327
FINANCIALS - 6.6%
Diversified Financial Services - 0.9%
PICO Holdings, Inc.(1)(3)	1,150,450	24,919

Insurance - 2.0%
Allied World Assurance Co. Holdings AG	212,500	21,120
Platinum Underwriters Holdings Ltd.	594,100	35,486

		56,606
Real Estate Investment Trusts (REITs) - 2.9%
Anworth Mortgage Asset Corp.	3,846,850	18,580
Campus Crest Communities, Inc.	1,272,159	13,739
CYS Investments, Inc.	1,963,400	15,963
Hatteras Financial Corp.(3)	1,706,900	31,936

		80,218
Thrifts & Mortgage Finance - 0.8%
Berkshire Hills Bancorp, Inc.	531,000	13,333
Dime Community Bancshares, Inc.	472,550	7,868

		21,201
HEALTHCARE - 2.8%
Health Care Equipment & Supplies -1.3%
CONMED Corp.	555,000	18,864
Merit Medical Systems, Inc.(1)	1,295,300	15,712

		34,576
Health Care Providers & Services -1.0%
Landauer, Inc.	276,300	14,161
Owens & Minor, Inc.	414,200	14,327

		28,488
Life Sciences Tools & Services - 0.5%
ICON plc(1)(2)	343,650	14,066

Artisan Funds	57

	Shares Held	Value
INDUSTRIALS - 25.6%
Aerospace & Defense - 2.1%
Cubic Corp.	504,500	$27,082
Curtiss-Wright Corp.	635,950	29,864

		56,946
Air Freight & Logistics - 1.1%
Atlas Air Worldwide Holdings, Inc.(1)	686,700	31,664

Airlines - 0.7%
Hawaiian Holdings, Inc.(1)(3)	2,625,450	19,533

Building Products - 0.3%
Quanex Building Products Corp.	374,861	7,059

Commercial Services & Supplies - 1.7%
Quad/Graphics, Inc.	418,600	12,709
Tetra Tech, Inc.(1)	1,365,250	35,346

		48,055
Construction & Engineering - 5.3%
Comfort Systems USA, Inc.	870,650	14,635
EMCOR Group, Inc.	1,964,650	76,877
Granite Construction, Inc.	754,700	23,094
Orion Marine Group, Inc.(1)(3)	1,371,750	14,280
Tutor Perini Corp.(1)	771,200	16,442

		145,328
Electrical Equipment - 1.0%
AZZ, Inc.	225,234	9,428
Encore Wire Corp.	460,835	18,175

		27,603
Machinery - 4.1%
Astec Industries, Inc.	606,000	21,792
Global Brass & Copper Holdings, Inc.(1)	716,900	12,574
Kaydon Corp.	1,186,000	42,127
Mueller Industries, Inc.	137,930	7,679
Woodward, Inc.	693,200	28,303

		112,475
Professional Services - 4.7%
CDI Corp.	64,157	982
CRA International, Inc.(1)(3)	602,200	11,213
FTI Consulting, Inc.(1)	1,735,450	65,600
Towers Watson & Co., Class A	322,350	34,478
TrueBlue, Inc.(1)	796,650	19,128

		131,401
Road & Rail - 3.2%
Celadon Group, Inc.	562,513	10,502
Ryder System, Inc.(3)	1,286,750	76,819

		87,321
Trading Companies & Distributors - 1.4%
Kaman Corp.	482,050	18,250
TAL International Group, Inc.	316,000	14,767
Textainer Group Holdings Ltd.	180,900	6,851

		39,868
INFORMATION TECHNOLOGY - 21.2%
Communications Equipment - 2.7%
ADTRAN, Inc.	2,877,150	$76,647

Computers & Peripherals - 2.9%
Diebold, Inc.	1,015,097	29,803
Lexmark International, Inc., Class A(3)	587,350	19,383
QLogic Corp.(1)	2,792,400	30,549

		79,735
Electronic Equipment, Instruments & Components - 5.3%
Arrow Electronics, Inc.(1)(3)	961,450	46,659
Benchmark Electronics, Inc.(1)	894,700	20,480
FARO Technologies, Inc.(1)	212,000	8,940
Park Electrochemical Corp.	749,700	21,479
Tech Data Corp.(1)	975,950	48,709

		146,267
Internet Software & Services - 1.3%
Blucora, Inc.(1)	442,861	10,177
EarthLink, Inc.(3)	5,406,400	26,762

		36,939
IT Services - 1.8%
CACI International, Inc., Class A (1)	198,200	13,698
Sykes Enterprises, Inc.(1)	1,979,000	35,444

		49,142
Semiconductors & Semiconductor Equipment - 4.0%
MKS Instruments, Inc.	827,600	22,006
Nanometrics, Inc.(1)(3)	1,286,750	20,742
Rudolph Technologies, Inc.(1)	1,521,450	17,345
Ultratech, Inc.(1)(3)	1,651,500	50,040

		110,133
Software - 3.2%
MicroStrategy, Inc., Class A (1)	392,450	40,721
Progress Software Corp.(1)	1,816,500	47,011

		87,732
MATERIALS - 6.4%
Chemicals - 4.6%
American Vanguard Corp.	398,300	10,722
HB Fuller Co.	1,719,100	77,686
Intrepid Potash, Inc.	1,080,650	16,945
Minerals Technologies, Inc.	169,400	8,363
Sensient Technologies Corp.	310,200	14,856

		128,572
Metals & Mining - 1.8%
AuRico Gold, Inc.(2)	2,920,150	11,126
Schnitzer Steel Industries, Inc., Class A	1,360,100	37,457

		48,583

58	Artisan Funds

	Shares Held	Value
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Atlantic Tele-Network, Inc.	500,800	$26,107

Total common stocks (Cost $1,967,314)		2,535,072

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 9.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 9/30/13, due 10/1/13, maturity value $257,835 (Cost $257,835)(4)	$257,835	$257,835

Total investments - 101.0% (Cost $2,225,149)		2,792,907

Other assets less liabilities - (1.0)%		(28,764)

Total net assets - 100.0%(5)		$2,764,143

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
AuRico Gold, Inc.	Canada	U.S. dollar
Cott Corp.	Canada	U.S. dollar
ICON plc	Ireland	U.S. dollar

(3)	Affiliated company as defined by the 1940 Act. See note 11 in Notes to Financial Statements for additional information.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	3.125%	2/15/2042	$75,966
U.S. Treasury Note	8.125%	5/15/2021	187,026

			$262,992

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

TOP TEN HOLDINGS - September 30, 2013
Company Name	Country	Percentage of Total Net Assets
HB Fuller Co.	United States	2.8%
EMCOR Group, Inc.	United States	2.8
Ryder System, Inc.	United States	2.8
ADTRAN, Inc.	United States	2.7
FTI Consulting, Inc.	United States	2.4
World Fuel Services Corp.	United States	2.2
Rent-A-Center, Inc.	United States	2.2
DreamWorks Animation SKG, Inc.	United States	2.0
Gulfmark Offshore, Inc.	United States	1.8
Ultratech, Inc.	United States	1.8

Total		23.5%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	59

ARTISAN VALUE FUND

Schedule of Investments – September 30, 2013

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 83.7%

CONSUMER DISCRETIONARY - 3.6%
Auto Components - 3.6%
Cie Generale des Etablissements Michelin(1)	455,100	$50,467

CONSUMER STAPLES - 2.0%
Food & Staples Retailing - 2.0%
Kroger Co.	705,665	28,466

ENERGY - 17.6%
Energy Equipment & Services - 8.6%
Baker Hughes, Inc.	843,580	41,420
National Oilwell Varco, Inc.	616,000	48,115
Noble Corp.	871,215	32,906

		122,441
Oil, Gas & Consumable Fuels - 9.0%
Apache Corp.	697,257	59,365
Chevron Corp.	263,229	31,982
Cimarex Energy Co.	366,677	35,348

		126,695
FINANCIALS - 17.2%
Capital Markets - 2.0%
Bank of New York Mellon Corp.	912,745	27,556

Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc., Class B(2)	289,185	32,825

Insurance - 10.8%
Alleghany Corp.(2)	87,141	35,697
Allstate Corp.	570,795	28,854
Arch Capital Group Ltd.(2)(3)	510,519	27,635
Chubb Corp.	359,780	32,114
Progressive Corp.	1,047,710	28,529

		152,829
Real Estate Investment Trusts (REITs) - 2.1%
Annaly Capital Management, Inc.	2,595,167	30,052

HEALTHCARE - 3.4%
Health Care Providers & Services - 3.4%
Cigna Corp.	619,290	47,599

INDUSTRIALS - 3.7%
Construction & Engineering - 1.1%
Jacobs Engineering Group, Inc.(2)	259,627	15,105

Road & Rail - 2.6%
CSX Corp.	1,450,400	37,333
INFORMATION TECHNOLOGY - 24.4%
Communications Equipment - 2.1%
Cisco Systems, Inc.	1,277,830	$29,927

Computers & Peripherals - 6.4%
Apple, Inc.	188,022	89,639

Electronic Equipment, Instruments & Components - 2.1%
Avnet, Inc.(3)	714,180	29,788

IT Services - 5.9%
International Business Machines Corp.	237,749	44,027
Western Union Co.	2,129,055	39,728

		83,755
Semiconductors & Semiconductor Equipment - 0.8%
Texas Instruments, Inc.	264,731	10,661

Software - 7.1%
Microsoft Corp.	1,289,178	42,943
Oracle Corp.	1,742,160	57,787

		100,730
MATERIALS - 11.8%
Chemicals - 7.6%
EI du Pont de Nemours & Co.	238,373	13,959
LyondellBasell Industries N.V., Class A	480,400	35,180
Mosaic Co.	666,630	28,678
Potash Corp. of Saskatchewan, Inc.(1)	951,600	29,766

		107,583
Metals & Mining - 4.2%
Kinross Gold Corp.(1)	5,675,400	28,661
Newmont Mining Corp.	1,086,834	30,540

		59,201

Total common stocks (Cost $1,025,753)		1,182,652

PREFERRED STOCKS - 6.6%

INFORMATION TECHNOLOGY - 6.6%
Semiconductors & Semiconductor Equipment - 6.6%
Samsung Electronics Co., Ltd.(1)(4)	115,489	94,139

Total preferred stocks (Cost $82,665)		94,139

60	Artisan Funds

	Par Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 10.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 9/30/13, due 10/1/13, maturity value $145,062 (Cost $145,062)(5)	$145,062	$145,062

Total investments - 100.6% (Cost $1,253,480)		1,421,853

Other assets less liabilities - (0.6)%		(8,223)

Total net assets - 100.0%(6)		$1,413,630

(1)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Cie Generale des Etablissements Michelin	France	Euro
Kinross Gold Corp.	Canada	U.S. dollar
Potash Corp. of Saskatchewan, Inc.	Canada	U.S. dollar
Samsung Electronics Co., Ltd.	Korea	Korean won

(2)	Non-income producing security.
(3)	Affiliated company as defined by the 1940 Act. See note 11 in Notes to Financial Statements for additional information.
(4)	Non-voting shares.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	0.750%	12/31/2017	$112,844
U.S. Treasury Note	0.875%	1/31/2018	5,532
U.S. Treasury Note	2.750%	11/15/2042	18,312
U.S. Treasury Note	8.125%	5/15/2021	11,279

			$147,967

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

TOP TEN HOLDINGS - September 30, 2013
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co., Ltd.	Korea	6.6%
Apple, Inc.	United States	6.4
Apache Corp.	United States	4.2
Oracle Corp.	United States	4.1
Cie Generale des Etablissements Michelin	France	3.6
National Oilwell Varco, Inc.	United States	3.4
Cigna Corp.	United States	3.4
International Business Machines Corp.	United States	3.1
Microsoft Corp.	United States	3.0
Baker Hughes, Inc.	United States	2.9

Total		40.7%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	61

ARTISAN FUNDS

Statements of Assets and Liabilities – September 30, 2013

Dollar values in thousands

	EMERGING MARKETS	GLOBAL EQUITY		GLOBAL OPPORTUNITIES		GLOBAL SMALL CAP
ASSETS:
Investments in securities, unaffiliated, at value	$643,023	$152,695		$724,495		$38,878
Short-term investments (repurchase agreements), at value	26,360	1,896		31,256		1,415
Total investments	669,383	154,591		755,751		40,293
Cash	1	1		–	(1)	1
Foreign currency	2,518	119		387		50
Unrealized gain on foreign currency forward contracts	–	–		23		–
Receivable from investments sold	2,247	1,902		1,299		–	(1)
Receivable from fund shares sold	478	1,551		1,131		552
Dividends and interest receivable	1,182	127		577		17
Prepaid offering costs	–	–		–		20
Prepaid expenses	1	–	(1)	–	(1)	–
Total assets	675,810	158,291		759,168		40,933
LIABILITIES:
Unrealized loss on foreign currency forward contracts	–	–		44		–
Payable for investments purchased	12,650	1,973		4,305		1,273
Payable for fund shares redeemed	365	95		384		20
Payable for operating expenses	287	130		276		62
Payable for foreign taxes	117	2		10		–	(1)
Total liabilities	13,419	2,200		5,019		1,355
Total net assets	$662,391	$156,091		$754,149		$39,578
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$794,866	$141,093		$618,836		$38,693
Net unrealized appreciation (depreciation) on investments and foreign currency related transactions	(20,641)	8,009		142,247		765
Accumulated undistributed net investment income (loss)	2,799	2		(28)		38
Accumulated undistributed net realized gains (losses) on investments and foreign currency related transactions	(114,633)	6,987		(6,906)		82
Total net assets	$662,391	$156,091		$754,149		$39,578
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares		$156,091		$542,242		$39,578
Institutional Shares	$462,471			$211,907
Advisor Shares	$199,920
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares		9,931,337		31,365,709		3,729,145
Institutional Shares	37,549,902			12,213,651
Advisor Shares	16,229,726
Net asset value per share
Investor Shares		$15.72		$17.29		$10.61
Institutional Shares	$12.32			$17.35
Advisor Shares	$12.32
Cost of securities of unaffiliated issuers held	$690,003	$146,580		$613,495		$39,527
Cost of foreign currency	$2,518	$119		$384		$50

(1)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

62	Artisan Funds

ARTISAN FUNDS

Statements of Assets and Liabilities – September 30, 2013 (Continued)

Dollar values in thousands

	GLOBAL VALUE		INTERNATIONAL		INTERNATIONAL SMALL CAP
ASSETS:
Investments in securities, unaffiliated, at value	$979,158		$13,046,147		$954,556
Investments in securities, affiliated, at value	34,931		–		–
Short-term investments (repurchase agreements), at value	135,568		302,475		34,870
Total investments	1,149,657		13,348,622		989,426
Cash	1		–	(1)	–	(1)
Foreign currency	241		1,589		649
Unrealized gain on foreign currency forward contracts	33		–		–
Receivable from investments sold	1,643		31,450		6,128
Receivable from fund shares sold	5,760		35,829		1,429
Dividends and interest receivable	701		39,607		1,699
Prepaid expenses	–	(1)	14		1
Total assets	1,158,036		13,457,111		999,332
LIABILITIES:
Unrealized loss on foreign currency forward contracts	18		–		–
Payable for investments purchased	12,343		23,213		1,613
Payable for fund shares redeemed	445		8,110		1,255
Payable for operating expenses	385		3,482		294
Payable for foreign taxes*	24		1,082		20
Total liabilities	13,215		35,887		3,182
Total net assets	$1,144,821		$13,421,224		$996,150
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$992,768		$11,173,456		$665,588
Net unrealized appreciation on investments and foreign currency related transactions	132,770		3,215,206		284,404
Accumulated undistributed net investment income	3,187		142,206		2,616
Accumulated undistributed net realized gains (losses) on investments and foreign currency related transactions	16,096		(1,109,644)		43,542
Total net assets	$1,144,821		$13,421,224		$996,150
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$783,265		$9,829,540		$996,150
Institutional Shares	$361,556		$3,591,684
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	54,229,822		343,008,822		37,746,034
Institutional Shares	25,005,087		124,442,227
Net asset value per share
Investor Shares	$14.44		$28.66		$26.39
Institutional Shares	$14.46		$28.86
Cost of securities of unaffiliated issuers held	$987,691		$10,134,249		$705,038
Cost of securities of affiliated issuers held	$29,220		$–		$–
Cost of foreign currency	$239		$1,556		$649

*Including foreign taxes on unrealized gains	$9		$–		$–

(1)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Funds	63

ARTISAN FUNDS

Statements of Assets and Liabilities – September 30, 2013 (Continued)

Dollar values in thousands

	INTERNATIONAL VALUE	MID CAP	MID CAP VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$7,900,346	$8,061,241	$8,140,164
Investments in securities, affiliated, at value	1,175,182	722,095	1,897,163
Short-term investments (repurchase agreements), at value	1,364,272	296,956	784,678
Total investments	10,439,800	9,080,292	10,822,005
Cash	1	51	1
Foreign currency	2,456	–	–
Unrealized gain on foreign currency forward contracts	746	–	–
Receivable from investments sold	25,539	46,739	35,176
Receivable from fund shares sold	24,246	66,124	76,056
Dividends and interest receivable	19,527	947	14,311
Prepaid expenses	12	10	11
Total assets	10,512,327	9,194,163	10,947,560
LIABILITIES:
Unrealized loss on foreign currency forward contracts	765	–	–
Payable for investments purchased	44,870	64,470	74,074
Payable for fund shares redeemed	13,482	50,375	73,685
Payable for operating expenses	2,655	2,549	3,761
Payable for foreign taxes*	413	–	–
Total liabilities	62,185	117,394	151,520
Total net assets	$10,450,142	$9,076,769	$10,796,040
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$7,316,118	$4,978,421	$7,568,548
Net unrealized appreciation on investments and foreign currency related transactions	2,437,201	3,557,747	2,800,654
Accumulated undistributed net investment income (loss)	159,263	(39,542)	35,226
Accumulated undistributed net realized gains on investments and foreign currency related transactions	537,560	580,143	391,612
Total net assets	$10,450,142	$9,076,769	$10,796,040
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$8,158,057	$5,525,387	$9,429,674
Institutional Shares	$2,292,085	$3,551,382	$1,366,366
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	220,436,610	113,471,442	357,953,097
Institutional Shares	61,740,363	69,974,278	51,791,224
Net asset value per share
Investor Shares	$37.01	$48.69	$26.34
Institutional Shares	$37.12	$50.75	$26.38
Cost of securities of unaffiliated issuers held	$7,289,549	$5,049,591	$6,527,934
Cost of securities of affiliated issuers held	$713,428	$472,954	$1,493,417
Cost of foreign currency	$2,443	$–	$–

*Including foreign taxes on unrealized gains	$93	$–	$–

The accompanying notes are an integral part of the financial statements.

64	Artisan Funds

ARTISAN FUNDS

Statements of Assets and Liabilities – September 30, 2013 (Continued)

Dollar values in thousands

	SMALL CAP	SMALL CAP VALUE	VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$1,312,556	$2,192,786	$1,219,368
Investments in securities, affiliated, at value	165,635	342,286	57,423
Short-term investments (repurchase agreements), at value	70,646	257,835	145,062
Total investments	1,548,837	2,792,907	1,421,853
Cash	– (1)	1	1
Foreign currency	–	–	–	(1)
Receivable from investments sold	4,808	2,223	9,485
Receivable from fund shares sold	10,264	2,203	3,093
Dividends and interest receivable	20	2,657	1,339
Prepaid expenses	1	4	2
Total assets	1,563,930	2,799,995	1,435,773
LIABILITIES:
Payable for investments purchased	6,222	13,921	19,794
Payable for fund shares redeemed	2,251	20,706	1,847
Payable for operating expenses	499	1,225	473
Payable for foreign taxes	–	–	29
Total liabilities	8,972	35,852	22,143
Total net assets	$1,554,958	$2,764,143	$1,413,630
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$1,200,591	$2,168,639	$1,206,341
Net unrealized appreciation on investments and foreign currency related transactions	458,496	567,758	168,373
Accumulated undistributed net investment income (loss)	(8,571)	–	4,908
Accumulated undistributed net realized gains (losses) on investments and foreign currency related transactions	(95,558)	27,746	34,008
Total net assets	$1,554,958	$2,764,143	$1,413,630
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$1,330,188	$2,421,658	$1,164,460
Institutional Shares	$224,770	$342,485	$249,170
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	48,100,730	134,114,633	87,015,141
Institutional Shares	8,115,895	18,946,606	18,573,226
Net asset value per share
Investor Shares	$27.65	$18.06	$13.38
Institutional Shares	$27.70	$18.08	$13.42
Cost of securities of unaffiliated issuers held	$984,171	$1,967,511	$1,215,349
Cost of securities of affiliated issuers held	$106,170	$257,638	$38,131
Cost of foreign currency	$–	$–	$–	(1)

(1)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Funds	65

ARTISAN FUNDS

Statements of Operations – For the Year Ended September 30, 2013

Dollar values in thousands

	EMERGING MARKETS	GLOBAL EQUITY	GLOBAL OPPORTUNITIES	GLOBAL SMALL CAP(1)
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(3)	$15,967	$1,095	$5,133	$126
Interest	2	– (2)	2	– (2)
Total investment income	15,969	1,095	5,135	126
EXPENSES:
Advisory fees	7,295	772	4,692	67
Transfer agent fees
Investor Shares		261	1,031	24
Institutional Shares	20		19
Advisor Shares	653
Shareholder communications
Investor Shares		22	105	6
Institutional Shares	13		18
Advisor Shares	51
Custodian fees	571	121	143	20
Accounting fees	69	53	69	8
Professional fees	141	54	65	27
Offering fees	–	–	–	7
Registration fees
Investor Shares		66	87	8
Institutional Shares	32		61
Advisor Shares	33
Directors’ fees	20	6	12	1
Other operating expenses	25	7	17	1
Total operating expenses	8,923	1,362	6,319	169
Less amounts waived or paid by the Advisor	–	(205)	–	(68)
Net expenses	8,923	1,157	6,319	101
Net investment income (loss)	7,046	(62)	(1,184)	25
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers(4)	(21,185)	7,643	(22)	81
Foreign currency related transactions	(663)	6	762	13
Total realized gain (loss)	(21,848)	7,649	740	94
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(5)	5,799	5,538	102,667	766
Foreign currency related transactions	(23)	1	16	(1)
Total increase in unrealized appreciation or depreciation	5,776	5,539	102,683	765
Net gain (loss) on investments and foreign currency related transactions	(16,072)	13,188	103,423	859
Net increase (decrease) in net assets resulting from operations	$(9,026)	$13,126	$102,239	$884
(1) For the period from commencement of operations (June 25, 2013) through September 30, 2013
(2) Amount rounds to less than $1

(3) Net of foreign taxes withheld on dividends, unaffiliated issuers	$1,654	$57	$134	$6
(4) Net of foreign taxes on realized gains	223	13	–	–
(5) Net of increase (decrease) in foreign taxes on unrealized gains	(1,066)	–	(33)	–

The accompanying notes are an integral part of the financial statements.

66	Artisan Funds

ARTISAN FUNDS

Statements of Operations – For the Year Ended September 30, 2013 (Continued)

Dollar values in thousands

	GLOBAL VALUE	INTERNATIONAL	INTERNATIONAL SMALL CAP
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$10,433	$276,095	$14,502
Interest	5	18	3
Total investment income	10,438	276,113	14,505
EXPENSES:
Advisory fees	5,894	106,608	10,668
Transfer agent fees
Investor Shares	1,165	17,513	1,479
Institutional Shares	16	26
Shareholder communications
Investor Shares	97	1,333	79
Institutional Shares	12	94
Custodian fees	121	3,536	396
Accounting fees	70	70	51
Professional fees	54	425	92
Registration fees
Investor Shares	136	233	62
Institutional Shares	59	63
Directors’ fees	13	300	23
Other operating expenses	13	196	20
Total operating expenses	7,650	130,397	12,870
Net investment income	2,788	145,716	1,635
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	17,750	697,841	79,981
Investments, from affiliated issuers	(29)	–	–
Foreign currency related transactions	1,979	(1,814)	268
Total realized gain	19,700	696,027	80,249
Net increase in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(2)	100,398	1,546,232	126,463
Investments, from affiliated issuers	3,981	–	–
Foreign currency related transactions	96	908	27
Total increase in unrealized appreciation or depreciation	104,475	1,547,140	126,490
Net gain on investments and foreign currency related transactions	124,175	2,243,167	206,739
Net increase in net assets resulting from operations	$126,963	$2,388,883	$208,374
(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$303	$20,011	$823
(2) Net of increase (decrease) in foreign taxes on unrealized gains	9	(87)	–

The accompanying notes are an integral part of the financial statements.

Artisan Funds	67

artisan funds

Statements of Operations – For the Year Ended September 30, 2013 (Continued)

Dollar values in thousands

	INTERNATIONAL VALUE	MID CAP	MID CAP VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$151,015	$41,191	$143,784
Dividends, from affiliated issuers(2)	20,103	2,412	27,106
Interest	71	26	42
Total investment income	171,189	43,629	170,932
EXPENSES:
Advisory fees	79,573	70,115	86,012
Transfer agent fees
Investor Shares	11,761	12,966	19,447
Institutional Shares	24	30	24
Shareholder communications
Investor Shares	938	1,085	2,581
Institutional Shares	62	119	21
Custodian fees	1,783	151	162
Accounting fees	69	57	57
Professional fees	300	256	333
Registration fees
Investor Shares	311	123	195
Institutional Shares	66	229	221
Directors’ fees	219	198	243
Other operating expenses	132	131	160
Total operating expenses	95,238	85,460	109,456
Net investment income (loss)	75,951	(41,831)	61,476
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	521,533	717,544	478,655
Investments, from affiliated issuers	92,212	17,313	(3,029)
Foreign currency related transactions	114,018	–	–
Total realized gain	727,763	734,857	475,626
Net increase in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(3)	1,241,780	1,294,858	1,540,909
Investments, from affiliated issuers	234,472	160,282	421,781
Foreign currency related transactions	5,442	–	–
Total increase in unrealized appreciation or depreciation	1,481,694	1,455,140	1,962,690
Net gain on investments and foreign currency related transactions	2,209,457	2,189,997	2,438,316
Net increase in net assets resulting from operations	$2,285,408	$2,148,166	$2,499,792
(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$8,900	$87	$407
(2) Net of foreign taxes withheld on dividends, affiliated issuers	760	–	–
(3) Net of increase in foreign taxes on unrealized gains	93	–	–

The accompanying notes are an integral part of the financial statements.

68	Artisan Funds

ARTISAN FUNDS

Statements of Operations – For the Year Ended September 30, 2013 (Continued)

Dollar values in thousands

	SMALL CAP	SMALL CAP VALUE	VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$3,604	$29,701	$19,566
Dividends, from affiliated issuers	203	14,972	85
Interest	4	13	5
Total investment income	3,811	44,686	19,656
EXPENSES:
Advisory fees	10,341	24,930	7,012
Transfer agent fees
Investor Shares	1,999	5,604	2,132
Institutional Shares	18	19	20
Shareholder communications
Investor Shares	247	660	185
Institutional Shares	10	59	22
Custodian fees	39	67	57
Accounting fees	58	58	68
Professional fees	77	118	64
Registration fees
Investor Shares	110	93	91
Institutional Shares	48	34	31
Directors’ fees	26	73	26
Other operating expenses	21	61	23
Total operating expenses	12,994	31,776	9,731
Net investment income (loss)	(9,183)	12,910	9,925
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	34,660	52,159	75,032
Investments, from affiliated issuers	(1,438)	1,966	2,872
Foreign currency related transactions	–	1	(54)
Total realized gain	33,222	54,126	77,850
Net increase in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	274,668	392,532	70,099
Investments, from affiliated issuers	40,875	64,885	13,619
Foreign currency related transactions	–	–	3
Total increase in unrealized appreciation or depreciation	315,543	457,417	83,721
Net gain on investments and foreign currency related transactions	348,765	511,543	161,571
Net increase in net assets resulting from operations	$339,582	$524,453	$171,496
(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$–	$21	$311

The accompanying notes are an integral part of the financial statements.

Artisan Funds	69

ARTISAN FUNDS

Statements of Changes in Net Assets

Dollar values in thousands

	EMERGING MARKETS		GLOBAL EQUITY
	Year Ended 9/30/2013	Year Ended 9/30/2012	Year Ended 9/30/2013	Year Ended 9/30/2012
OPERATIONS:
Net investment income (loss)	$7,046	$8,746	$(62)	$53
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(21,185)	(80,098)	7,643	684
Foreign currency related transactions	(663)	(735)	6	(1)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	5,799	163,379	5,538	2,936
Foreign currency related transactions	(23)	77	1	(2)
Net increase (decrease) in net assets resulting from operations	(9,026)	91,369	13,126	3,670
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares			(47)	(28)
Institutional Shares	(7,538)	(3,946)
Advisor Shares	(3,431)	(1,843)
Net realized gains on investment transactions:
Investor Shares			(857)	(191)
Institutional Shares	–	(1,096)
Advisor Shares	–	(777)
Total distributions paid to shareholders	(10,969)	(7,662)	(904)	(219)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(104,870)	34,270	128,331	1,179
Total increase (decrease) in net assets	(124,865)	117,977	140,553	4,630
Net assets, beginning of period	787,256	669,279	15,538	10,908
Net assets, end of period	$662,391	$787,256	$156,091	$15,538
Accumulated undistributed net investment income (loss)	$2,799	$6,546	$2	$47

The accompanying notes are an integral part of the financial statements.

70	Artisan Funds

ARTISAN FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL OPPORTUNITIES		GLOBAL SMALL CAP
	Year Ended 9/30/2013	Year Ended 9/30/2012	Period Ended 9/30/2013(1)
OPERATIONS:
Net investment income (loss)	$(1,184)	$(716)	$25
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(22)	16,957	81
Foreign currency related transactions	762	(88)	13
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	102,667	36,773	766
Foreign currency related transactions	16	(32)	(1)
Net increase in net assets resulting from operations	102,239	52,894	884
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net realized gains on investment transactions:
Investor Shares	–	(1,240)	–
Institutional Shares	–	(371)
Total distributions paid to shareholders	–	(1,611)	–
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	339,637	105,263	38,694
Total increase in net assets	441,876	156,546	39,578
Net assets, beginning of period	312,273	155,727	–
Net assets, end of period	$754,149	$312,273	$39,578
Accumulated undistributed net investment income (loss)	$(28)	$(531)	$38

(1)	For the period from commencement of operations (June 25, 2013) through September 30, 2013

The accompanying notes are an integral part of the financial statements.

Artisan Funds	71

ARTISAN FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL VALUE		INTERNATIONAL
	Year Ended 9/30/2013	Year Ended 9/30/2012	Year Ended 9/30/2013	Year Ended 9/30/2012
OPERATIONS:
Net investment income	$2,788	$683	$145,716	$121,639
Net realized gain (loss) on:
Investments, from unaffiliated issuers	17,750	502	697,841	179,992
Investments, from affiliated issuers	(29)	(14)	–	–
Foreign currency related transactions	1,979	5	(1,814)	(3,404)
Net increase in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	100,398	25,676	1,546,232	1,971,511
Investments, from affiliated issuers	3,981	1,091	–	–
Foreign currency related transactions	96	(77)	908	641
Net increase in net assets resulting from operations	126,963	27,866	2,388,883	2,270,379
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(1,216)	–	(82,687)	(87,816)
Institutional Shares	(386)	–	(37,967)	(33,126)
Net realized gains on investment transactions:
Investor Shares	(639)	(1,393)	–	–
Institutional Shares	(169)	–	–	–
Total distributions paid to shareholders	(2,410)	(1,393)	(120,654)	(120,942)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	754,362	173,767	1,502,705	(325,555)
Total increase in net assets	878,915	200,240	3,770,934	1,823,882
Net assets, beginning of period	265,906	65,666	9,650,290	7,826,408
Net assets, end of period	$1,144,821	$265,906	$13,421,224	$9,650,290
Accumulated undistributed net investment income	$3,187	$321	$142,206	$118,396

The accompanying notes are an integral part of the financial statements.

72	Artisan Funds

ARTISAN FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL CAP		INTERNATIONAL VALUE
	Year Ended 9/30/2013	Year Ended 9/30/2012	Year Ended 9/30/2013	Year Ended 9/30/2012
OPERATIONS:
Net investment income	$1,635	$7,836	$75,951	$59,429
Net realized gain on:
Investments, from unaffiliated issuers	79,981	14,946	521,533	20,969
Investments, from affiliated issuers	–	–	92,212	994
Foreign currency related transactions	268	(122)	114,018	10,327
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	126,463	121,874	1,241,779	226,062
Investments, from affiliated issuers	–	–	234,473	764,492
Foreign currency related transactions	27	14	5,442	(7,179)
Net increase in net assets resulting from operations	208,374	144,548	2,285,408	1,075,094
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(7,730)	(2,354)	(53,270)	(1,955)
Institutional Shares			(19,853)	(1,195)
Net realized gains on investment transactions:
Investor Shares	–	–	(25,891)	(9,181)
Institutional Shares			(8,359)	(3,059)
Total distributions paid to shareholders	(7,730)	(2,354)	(107,373)	(15,390)
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	79,457	19,129	1,632,872	1,304,049
Total increase in net assets	280,101	161,323	3,810,907	2,363,753
Net assets, beginning of period	716,049	554,726	6,639,235	4,275,482
Net assets, end of period	$996,150	$716,049	$10,450,142	$6,639,235
Accumulated undistributed net investment income	$2,616	$7,727	$159,263	$50,909

The accompanying notes are an integral part of the financial statements.

Artisan Funds	73

ARTISAN FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	MID CAP		MID CAP VALUE
	Year Ended 9/30/2013	Year Ended 9/30/2012	Year Ended 9/30/2013	Year Ended 9/30/2012
OPERATIONS:
Net investment income (loss)	$(41,831)	$(44,869)	$61,476	$51,496
Net realized gain (loss) on:
Investments, from unaffiliated issuers	717,544	309,531	478,655	453,876
Investments, from affiliated issuers	17,313	13,853	(3,029)	15,545
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	1,294,858	911,798	1,540,909	825,447
Investments, from affiliated issuers	160,282	51,943	421,781	(16,781)
Net increase in net assets resulting from operations	2,148,166	1,242,256	2,499,792	1,329,583
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	–	–	(43,589)	(43,082)
Institutional Shares	–	–	(3,530)	–
Net realized gains on investment transactions:
Investor Shares	(225,704)	–	(361,177)	(499,737)
Institutional Shares	(83,801)	–	(20,573)	–
Total distributions paid to shareholders	(309,505)	–	(428,869)	(542,819)
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	520,163	464,933	695,576	1,042,313
Total increase in net assets	2,358,824	1,707,189	2,766,499	1,829,077
Net assets, beginning of period	6,717,945	5,010,756	8,029,541	6,200,464
Net assets, end of period	$9,076,769	$6,717,945	$10,796,040	$8,029,541
Accumulated undistributed net investment income (loss)	$(39,542)	$(37,201)	$35,226	$28,090

The accompanying notes are an integral part of the financial statements.

74	Artisan Funds

ARTISAN FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	SMALL CAP		SMALL CAP VALUE
	Year Ended 9/30/2013	Year Ended 9/30/2012	Year Ended 9/30/2013	Year Ended 9/30/2012
OPERATIONS:
Net investment income (loss)	$(9,183)	$(3,774)	$12,910	$9,195
Net realized gain (loss) on:
Investments, from unaffiliated issuers	34,660	22,381	52,159	101,642
Investments, from affiliated issuers	(1,438)	1,624	1,966	(50,502)
Foreign currency related transactions	–	–	1	–
Net increase in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	274,668	82,519	392,532	235,092
Investments, from affiliated issuers	40,875	13,021	64,885	123,867
Net increase in net assets resulting from operations	339,582	115,771	524,453	419,294
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	–	–	(17,878)	(1,078)
Institutional Shares	–	–	(3,395)	–
Net realized gains on investment transactions:
Investor Shares	–	–	(51,396)	(238,253)
Institutional Shares	–	–	(7,307)	–
Total distributions paid to shareholders	–	–	(79,976)	(239,331)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	488,483	284,422	(335,404)	(132,156)
Total increase in net assets	828,065	400,193	109,073	47,807
Net assets, beginning of period	726,893	326,700	2,655,070	2,607,263
Net assets, end of period	$1,554,958	$726,893	$2,764,143	$2,655,070
Accumulated undistributed net investment income (loss)	$(8,571)	$(3,241)	$–	$7,607

The accompanying notes are an integral part of the financial statements.

Artisan Funds	75

ARTISAN FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	VALUE
	Year Ended 9/30/2013	Year Ended 9/30/2012
OPERATIONS:
Net investment income	$9,925	$5,333
Net realized gain (loss) on:
Investments, from unaffiliated issuers	75,032	20,478
Investments, from affiliated issuers	2,872	(298)
Foreign currency related transactions	(54)	(37)
Net increase in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	70,099	105,516
Investments, from affiliated issuers	13,619	3,179
Foreign currency related transactions	3	(3)
Net increase in net assets resulting from operations	171,496	134,168
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(5,169)	(3,915)
Institutional Shares	(1,901)	(682)
Total distributions paid to shareholders	(7,070)	(4,597)
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	413,724	243,747
Total increase in net assets	578,150	373,318
Net assets, beginning of period	835,480	462,162
Net assets, end of period	$1,413,630	$835,480
Accumulated undistributed net investment income	$4,908	$3,244

The accompanying notes are an integral part of the financial statements.

76	Artisan Funds

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ARTISAN FUNDS

Financial Highlights – For a share outstanding throughout each period

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of a Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period
EMERGING MARKETS FUND
Institutional Shares
9/30/2013	$12.75	0.14	(0.37)	(0.23)	(0.20)	—	—	(0.20)	$12.32
9/30/2012	$11.37	0.15	1.36	1.51	(0.10)	(0.03)	—	(0.13)	$12.75
9/30/2011	$15.23	0.21	(3.93)	(3.72)	(0.14)	—	—	(0.14)	$11.37
9/30/2010	$13.02	0.17	2.15	2.32	(0.11)	—	—	(0.11)	$15.23
9/30/2009	$11.15	0.09	1.91	2.00	(0.12)	(0.01)	—	(0.13)	$13.02
Advisor Shares
9/30/2013	$12.76	0.10	(0.38)	(0.28)	(0.16)	—	—	(0.16)	$12.32
9/30/2012	$11.38	0.10	1.38	1.48	(0.07)	(0.03)	—	(0.10)	$12.76
9/30/2011	$15.24	0.18	(3.94)	(3.76)	(0.10)	—	—	(0.10)	$11.38
9/30/2010	$13.03	0.18	2.12	2.30	(0.09)	—	—	(0.09)	$15.24
9/30/2009	$11.16	0.07	1.93	2.00	(0.12)	(0.01)	—	(0.13)	$13.03
GLOBAL EQUITY FUND
Investor Shares
9/30/2013	$13.05	(0.01)	3.23	3.22	(0.03)	(0.52)	—	(0.55)	$15.72
9/30/2012	$9.83	0.05	3.38	3.43	(0.03)	(0.18)	—	(0.21)	$13.05
9/30/2011	$10.23	(0.03)	(0.23)	(0.26)	(0.06)	(0.08)	—	(0.14)	$9.83
9/30/2010(5)	$10.00	0.03	0.20	0.23	—	—	—	—	$10.23
GLOBAL OPPORTUNITIES FUND
Investor Shares
9/30/2013	$14.27	(0.05)	3.07	3.02	—	—	—	—	$17.29
9/30/2012	$10.90	(0.06)	3.54	3.48	—	(0.11)	—	(0.11)	$14.27
9/30/2011	$10.99	(0.09)	0.13	0.04	—	(0.13)	—	(0.13)	$10.90
9/30/2010	$9.14	(0.09)	1.94	1.85	—	—	—	—	$10.99
9/30/2009	$9.32	(0.05)	(0.13)	(0.18)	—	—	—	—	$9.14
Institutional Shares
9/30/2013	$14.29	(0.01)	3.07	3.06	—	—	—	—	$17.35
9/30/2012	$10.88	0.01	3.51	3.52	—	(0.11)	—	(0.11)	$14.29
9/30/2011(6)	$13.38	(0.02)	(2.48)	(2.50)	—	—	—	—	$10.88

Footnotes are presented on Page 85.

The accompanying notes are an integral part of the financial statements.

78	Artisan Funds

ARTISAN FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)(4)	Ratio of Net Investment Income to Average Net Assets(3)	Portfolio Turnover Rate(2)
EMERGING MARKETS FUND
Institutional Shares
9/30/2013	(1.91)%	$462,471	1.18%	n/a	1.15%	35.89%
9/30/2012	13.47%	$494,836	1.16%	n/a	1.25%	38.19%
9/30/2011	(24.67)%	$352,093	1.19%	n/a	1.41%	30.86%
9/30/2010	17.94%	$284,187	1.31%	n/a	1.25%	25.89%
9/30/2009	18.66%	$103,963	1.50%	1.81%	1.02%	56.88%
Advisor Shares
9/30/2013	(2.25)%	$199,920	1.48%	n/a	0.76%	35.89%
9/30/2012	13.10%	$292,420	1.48%	n/a	0.85%	38.19%
9/30/2011	(24.86)%	$317,186	1.47%	n/a	1.19%	30.86%
9/30/2010	17.75%	$235,609	1.50%	1.73%	1.28%	25.89%
9/30/2009	18.64%	$50,446	1.50%	3.00%	0.70%	56.88%
GLOBAL EQUITY FUND
Investor Shares
9/30/2013	25.51%	$156,091	1.50%	1.77%	(0.08)%	126.40%
9/30/2012	35.43%	$15,538	1.50%	3.05%	0.43%	98.03%
9/30/2011	(2.66)%	$10,908	1.50%	3.12%	0.28%	150.01%
9/30/2010(5)	2.30%	$10,469	1.50%	3.66%	0.69%	60.81%
GLOBAL OPPORTUNITIES FUND
Investor Shares
9/30/2013	21.16%	$542,242	1.28%	n/a	(0.29)%	41.76%
9/30/2012	32.37%	$228,090	1.34%	n/a	(0.46)%	43.30%
9/30/2011	0.14%	$142,758	1.40%	n/a	(0.73)%	76.18%
9/30/2010	20.24%	$72,458	1.50%	1.54%	(0.91)%	79.99%
9/30/2009	(1.93)%	$45,557	1.47%	2.24%	(0.59)%	101.01%
Institutional Shares
9/30/2013	21.41%	$211,907	1.03%	n/a	(0.05)%	41.76%
9/30/2012	32.68%	$84,183	1.08%	n/a	0.07%	43.30%
9/30/2011(6)	(18.68)%	$12,969	1.50%	2.22%	(1.42)%	76.18%

Footnotes are presented on Page 85.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	79

ARTISAN FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period
GLOBAL SMALL CAP FUND
Investor Shares
9/30/2013(7)	$10.00	0.01	0.60	0.61	—	—	—	—	$10.61
GLOBAL VALUE FUND
Investor Shares
9/30/2013	$11.58	0.06	2.89	2.95	(0.06)	(0.03)	—	(0.09)	$14.44
9/30/2012	$9.28	0.05	2.42	2.47	—	(0.17)	—	(0.17)	$11.58
9/30/2011	$9.37	0.06	(0.07)	(0.01)	(0.08)	—	—	(0.08)	$9.28
9/30/2010	$8.64	0.06	0.87	0.93	(0.20)	—	—	(0.20)	$9.37
9/30/2009	$8.32	0.08	0.29	0.37	(0.05)	—	—	(0.05)	$8.64
Institutional Shares
9/30/2013	$11.58	0.07	2.91	2.98	(0.07)	(0.03)	—	(0.10)	$14.46
9/30/2012(8)	$10.75	0.01	0.82	0.83	—	—	—	—	$11.58
INTERNATIONAL FUND
Investor Shares
9/30/2013	$23.54	0.31	5.08	5.39	(0.27)	—	—	(0.27)	$28.66
9/30/2012	$18.37	0.28	5.17	5.45	(0.28)	—	—	(0.28)	$23.54
9/30/2011	$20.57	0.26	(2.28)	(2.02)	(0.18)	—	—	(0.18)	$18.37
9/30/2010	$20.16	0.17	0.49	0.66	(0.25)	—	—	(0.25)	$20.57
9/30/2009	$20.34	0.23	0.48	0.71	(0.19)	(0.70)	—	(0.89)	$20.16
Institutional Shares
9/30/2013	$23.70	0.38	5.10	5.48	(0.32)	—	—	(0.32)	$28.86
9/30/2012	$18.50	0.33	5.21	5.54	(0.34)	—	—	(0.34)	$23.70
9/30/2011	$20.72	0.32	(2.31)	(1.99)	(0.23)	—	—	(0.23)	$18.50
9/30/2010	$20.29	0.22	0.49	0.71	(0.28)	—	—	(0.28)	$20.72
9/30/2009	$20.51	0.28	0.46	0.74	(0.26)	(0.70)	—	(0.96)	$20.29
INTERNATIONAL SMALL CAP FUND
Investor Shares
9/30/2013	$20.75	0.05	5.82	5.87	(0.23)	—	—	(0.23)	$26.39
9/30/2012	$16.44	0.24	4.14	4.38	(0.07)	—	—	(0.07)	$20.75
9/30/2011	$18.63	0.07	(2.25)	(2.18)	(0.01)	—	—	(0.01)	$16.44
9/30/2010	$16.66	0.02	2.07	2.09	(0.12)	—	—	(0.12)	$18.63
9/30/2009	$14.28	0.12	2.62	2.74	(0.16)	(0.20)	—	(0.36)	$16.66

Footnotes are presented on Page 85.

The accompanying notes are an integral part of the financial statements.

80	Artisan Funds

ARTISAN FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)(4)	Ratio of Net Investment Income to Average Net Assets(3)	Portfolio Turnover Rate(2)
GLOBAL SMALL CAP FUND
Investor Shares
9/30/2013(7)	6.10%	$39,578	1.50%	2.51%	0.37%	9.98%
GLOBAL VALUE FUND
Investor Shares
9/30/2013	25.68%	$783,265	1.37%	n/a	0.45%	30.79%
9/30/2012	26.90%	$217,057	1.50%	1.51%	0.50%	22.34%
9/30/2011	(0.23)%	$65,666	1.50%	1.72%	0.56%	32.32%
9/30/2010	10.98%	$34,754	1.50%	1.96%	0.71%	34.52%
9/30/2009	4.65%	$28,618	1.50%	2.16%	1.11%	56.57%
Institutional Shares
9/30/2013	25.98%	$361,556	1.10%	n/a	0.54%	30.79%
9/30/2012(8)	7.72%	$48,849	1.50%	2.43%	0.32%	22.34%
INTERNATIONAL FUND
Investor Shares
9/30/2013	23.11%	$9,829,540	1.20%	n/a	1.21%	42.00%
9/30/2012	30.05%	$6,877,615	1.19%	n/a	1.32%	55.39%
9/30/2011	(9.95)%	$5,837,067	1.22%	n/a	1.18%	70.36%
9/30/2010	3.27%	$7,294,721	1.23%	n/a	0.86%	70.51%
9/30/2009	5.00%	$7,715,113	1.22%	n/a	1.47%	82.38%
Institutional Shares
9/30/2013	23.35%	$3,591,684	0.97%	n/a	1.43%	42.00%
9/30/2012	30.37%	$2,772,675	0.98%	n/a	1.52%	55.39%
9/30/2011	(9.76)%	$1,989,341	0.99%	n/a	1.42%	70.36%
9/30/2010	3.54%	$2,353,948	0.98%	n/a	1.10%	70.51%
9/30/2009	5.25%	$2,912,742	0.99%	n/a	1.76%	82.38%
INTERNATIONAL SMALL CAP FUND
Investor Shares
9/30/2013	28.50%	$996,150	1.51%	n/a	0.19%	59.47%
9/30/2012	26.77%	$716,049	1.50%	n/a	1.27%	42.01%
9/30/2011	(11.70)%	$554,726	1.50%	n/a	0.35%	44.76%
9/30/2010	12.60%	$797,393	1.50%	n/a	0.14%	73.90%
9/30/2009	20.59%	$695,803	1.50%	n/a	0.99%	58.42%

Footnotes are presented on Page 85.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	81

ARTISAN FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period
INTERNATIONAL VALUE FUND
Investor Shares
9/30/2013	$28.72	0.28	8.44	8.72	(0.29)	(0.14)	—	(0.43)	$37.01
9/30/2012	$23.44	0.29	5.07	5.36	(0.01)	(0.07)	—	(0.08)	$28.72
9/30/2011	$24.74	0.30	(1.25)	(0.95)	(0.35)	—	—	(0.35)	$23.44
9/30/2010	$22.83	0.31	2.02	2.33	(0.42)	—	—	(0.42)	$24.74
9/30/2009	$21.20	0.17	1.67	1.84	(0.21)	—	—	(0.21)	$22.83
Institutional Shares
9/30/2013	$28.80	0.34	8.46	8.80	(0.34)	(0.14)	—	(0.48)	$37.12
9/30/2012	$23.47	0.34	5.09	5.43	(0.03)	(0.07)	—	(0.10)	$28.80
9/30/2011	$24.76	0.35	(1.24)	(0.89)	(0.40)	—	—	(0.40)	$23.47
9/30/2010	$22.83	0.36	2.02	2.38	(0.45)	—	—	(0.45)	$24.76
9/30/2009	$21.22	0.21	1.66	1.87	(0.26)	—	—	(0.26)	$22.83
MID CAP FUND
Investor Shares
9/30/2013	$38.80	(0.26)	11.97	11.71	—	(1.82)	—	(1.82)	$48.69
9/30/2012	$31.14	(0.28)	7.94	7.66	—	—	—	—	$38.80
9/30/2011	$29.55	(0.26)	1.85	1.59	—	—	—	—	$31.14
9/30/2010	$24.28	(0.20)	5.47	5.27	—	—	—	—	$29.55
9/30/2009	$24.08	(0.11)	0.59	0.48	—	(0.28)	—	(0.28)	$24.28
Institutional Shares
9/30/2013	$40.27	(0.17)	12.47	12.30	—	(1.82)	—	(1.82)	$50.75
9/30/2012	$32.23	(0.20)	8.24	8.04	—	—	—	—	$40.27
9/30/2011	$30.50	(0.16)	1.89	1.73	—	—	—	—	$32.23
9/30/2010	$25.00	(0.14)	5.64	5.50	—	—	—	—	$30.50
9/30/2009	$24.71	(0.06)	0.63	0.57	—	(0.28)	—	(0.28)	$25.00
MID CAP VALUE FUND
Investor Shares
9/30/2013	$21.12	0.15	6.22	6.37	(0.12)	(1.03)	—	(1.15)	$26.34
9/30/2012	$18.88	0.14	3.72	3.86	(0.13)	(1.49)	—	(1.62)	$21.12
9/30/2011	$18.86	0.14	0.36	0.50	(0.16)	(0.32)	—	(0.48)	$18.88
9/30/2010	$16.85	0.11	1.97	2.08	(0.07)	—	—	(0.07)	$18.86
9/30/2009	$17.01	0.08	(0.10)	(0.02)	(0.02)	(0.12)	—	(0.14)	$16.85
Institutional Shares
9/30/2013	$21.15	0.21	6.23	6.44	(0.18)	(1.03)	—	(1.21)	$26.38
9/30/2012(9)	$20.93	0.21	0.01	0.22	—	—	—	—	$21.15
Footnotes are presented on Page 85.

The accompanying notes are an integral part of the financial statements.

82	Artisan Funds

ARTISAN FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)(4)	Ratio of Net Investment Income to Average Net Assets(3)	Portfolio Turnover Rate(2)
INTERNATIONAL VALUE FUND
Investor Shares
9/30/2013	30.71%	$8,158,057	1.16%	n/a	0.85%	32.99%
9/30/2012	22.94%	$5,081,735	1.17%	n/a	1.08%	20.42%
9/30/2011	(4.01)%	$3,232,649	1.18%	n/a	1.10%	30.90%
9/30/2010	10.39%	$2,688,156	1.21%	n/a	1.34%	21.02%
9/30/2009	8.95%	$1,739,545	1.25%	n/a	0.95%	55.49%
Institutional Shares
9/30/2013	30.92%	$2,292,085	0.97%	n/a	1.03%	32.99%
9/30/2012	23.19%	$1,557,500	0.98%	n/a	1.29%	20.42%
9/30/2011	(3.84)%	$1,042,833	0.99%	n/a	1.30%	30.90%
9/30/2010	10.66%	$649,558	1.01%	n/a	1.57%	21.02%
9/30/2009	9.14%	$280,201	1.04%	n/a	1.17%	55.49%
MID CAP FUND
Investor Shares
9/30/2013	31.53%	$5,525,387	1.22%	n/a	(0.64)%	43.72%
9/30/2012	24.63%	$5,115,836	1.22%	n/a	(0.78)%	46.21%
9/30/2011	5.38%	$4,500,786	1.24%	n/a	(0.75)%	62.87%
9/30/2010	21.71%	$4,375,235	1.23%	n/a	(0.77)%	63.46%
9/30/2009	2.47%	$3,688,552	1.23%	n/a	(0.57)%	68.39%
Institutional Shares
9/30/2013	31.89%	$3,551,382	0.96%	n/a	(0.39)%	43.72%
9/30/2012	24.95%	$1,602,109	0.97%	n/a	(0.51)%	46.21%
9/30/2011	5.67%	$509,970	0.96%	n/a	(0.47)%	62.87%
9/30/2010	22.00%	$502,446	0.96%	n/a	(0.51)%	63.46%
9/30/2009	2.77%	$454,514	0.97%	n/a	(0.32)%	68.39%
MID CAP VALUE FUND
Investor Shares
9/30/2013	31.64%	$9,429,674	1.20%	n/a	0.65%	25.73%
9/30/2012	21.35%	$7,753,814	1.20%	n/a	0.67%	27.86%
9/30/2011	2.51%	$6,200,464	1.20%	n/a	0.68%	31.85%
9/30/2010	12.35%	$5,739,627	1.21%	n/a	0.60%	37.71%
9/30/2009	0.21%	$4,627,956	1.21%	n/a	0.62%	53.84%
Institutional Shares
9/30/2013	31.97%	$1,366,366	0.98%	n/a	0.86%	25.73%
9/30/2012(9)	1.05%	$275,727	1.01%	n/a	1.04%	27.86%

Footnotes are presented on Page 85.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	83

ARTISAN FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period
SMALL CAP FUND
Investor Shares
9/30/2013	$20.90	(0.20)	6.95	6.75	—	—	—	—	$27.65
9/30/2012	$16.01	(0.15)	5.04	4.89	—	—	—	—	$20.90
9/30/2011	$14.40	(0.13)	1.74	1.61	—	—	—	—	$16.01
9/30/2010	$12.88	(0.09)	1.61	1.52	—	—	—	—	$14.40
9/30/2009	$13.13	(0.05)	(0.18)	(0.23)	—	—	(0.02)	(0.02)	$12.88
Institutional Shares
9/30/2013	$20.89	(0.17)	6.98	6.81	—	—	—	—	$27.70
9/30/2012(10)	$19.62	(0.18)	1.45	1.27	—	—	—	—	$20.89
SMALL CAP VALUE FUND
Investor Shares
9/30/2013	$15.24	0.08	3.23	3.31	(0.13)	(0.36)	—	(0.49)	$18.06
9/30/2012	$14.30	0.05	2.25	2.30	(0.01)	(1.35)	—	(1.36)	$15.24
9/30/2011	$14.85	0.01	(0.54)	(0.53)	(0.02)	—	—	(0.02)	$14.30
9/30/2010	$13.56	0.02	1.29	1.31	(0.02)	—	—	(0.02)	$14.85
9/30/2009	$13.93	0.02	(0.07)	(0.05)	—	(0.32)	—	(0.32)	$13.56
Institutional Shares
9/30/2013	$15.26	0.11	3.24	3.35	(0.17)	(0.36)	—	(0.53)	$18.08
9/30/2012(9)	$16.16	0.06	(0.96)	(0.90)	—	—	—	—	$15.26
VALUE FUND
Investor Shares
9/30/2013	$11.32	0.12	2.02	2.14	(0.08)	—	—	(0.08)	$13.38
9/30/2012	$9.11	0.08	2.21	2.29	(0.08)	—	—	(0.08)	$11.32
9/30/2011	$8.91	0.09	0.19	0.28	(0.08)	—	—	(0.08)	$9.11
9/30/2010	$8.12	0.07	0.76	0.83	(0.04)	—	—	(0.04)	$8.91
9/30/2009	$8.58	0.06	(0.44)	(0.38)	(0.08)	—	—	(0.08)	$8.12
Institutional Shares
9/30/2013	$11.35	0.15	2.03	2.18	(0.11)	—	—	(0.11)	$13.42
9/30/2012	$9.12	0.11	2.21	2.32	(0.09)	—	—	(0.09)	$11.35
9/30/2011(6)	$10.60	0.02	(1.50)	(1.48)	—	—	—	—	$9.12

Footnotes are presented on Page 85.

The accompanying notes are an integral part of the financial statements.

84	Artisan Funds

ARTISAN FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)(4)	Ratio of Net Investment Income to Average Net Assets(3)	Portfolio Turnover Rate(2)
SMALL CAP FUND
Investor Shares
9/30/2013	32.30%	$1,330,188	1.25%	n/a	(0.88)%	42.43%
9/30/2012	30.54%	$676,139	1.28%	n/a	(0.77)%	69.56%
9/30/2011	11.18%	$326,700	1.29%	n/a	(0.73)%	80.26%
9/30/2010	11.80%	$322,730	1.31%	n/a	(0.67)%	62.67%
9/30/2009	(1.73)%	$436,996	1.26%	n/a	(0.47)%	80.51%
Institutional Shares
9/30/2013	32.60%	$224,770	1.06%	n/a	(0.74)%	42.43%
9/30/2012(10)	6.47%	$50,754	1.42%	n/a	(0.93)%	69.56%
SMALL CAP VALUE FUND
Investor Shares
9/30/2013	22.24%	$2,421,658	1.24%	n/a	0.46%	26.66%
9/30/2012	16.54%	$2,348,847	1.22%	n/a	0.31%	28.17%
9/30/2011	(3.61)%	$2,607,263	1.20%	n/a	0.06%	47.45%
9/30/2010	9.64%	$2,690,416	1.22%	n/a	0.11%	37.14%
9/30/2009	0.46%	$2,156,495	1.22%	n/a	0.20%	63.05%
Institutional Shares
9/30/2013	22.54%	$342,485	1.00%	n/a	0.70%	26.66%
9/30/2012(9)	(5.57)%	$306,223	1.00%	n/a	0.56%	28.17%
VALUE FUND
Investor Shares
9/30/2013	18.97%	$1,164,460	1.04%	n/a	0.94%	57.90%
9/30/2012	25.42%	$677,753	1.06%	n/a	0.74%	66.13%
9/30/2011	3.10%	$408,647	1.10%	n/a	0.95%	78.36%
9/30/2010	10.19%	$266,373	1.27%	n/a	0.86%	70.69%
9/30/2009	(4.10)%	$181,110	1.32%	n/a	0.84%	85.44%
Institutional Shares
9/30/2013	19.43%	$249,170	0.76%	n/a	1.21%	57.90%
9/30/2012	25.64%	$157,727	0.79%	n/a	1.02%	66.13%
9/30/2011(6)	(13.96)%	$53,515	1.09%	n/a	1.02%	78.36%

(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)

The ratios of expenses to average net assets exclude expenses waived or paid by Artisan Partners Limited Partnership. For period ending September 30, 2009, also excludes expenses waived by the board of directors.

(5)	For the period from commencement of operations (March 29, 2010) through September 30, 2010.
(6)	For the period from commencement of operations (July 26, 2011) through September 30, 2011.
(7)	For the period from commencement of operations (June 25, 2013) through September 30, 2013
(8)	For the period from commencement of operations (July 17, 2012) through September 30, 2012.
(9)	For the period from commencement of operations (February 1, 2012) through September 30, 2012.
(10)	For the period from commencement of operations (May 7, 2012) through September 30, 2012.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	85

ARTISAN FUNDS

Notes to Financial Statements – September 30, 2013

(1)	Organization:

Artisan Partners Funds, Inc. (“Artisan Funds”) was incorporated on January 5, 1995, as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Artisan Funds is a series company comprised of thirteen open-end, diversified mutual funds. The following funds (each a “Fund” and collectively the “Funds”) are included in this report:

Fund Name	Investor Share Inception Date	Institutional Share Inception Date	Advisor Share Inception Date
Artisan Emerging Markets Fund (“Emerging Markets Fund” or “Emerging Markets”)	N/A	June 26, 2006	June 2, 2008
Artisan Global Equity Fund (“Global Equity Fund” or “Global Equity”)	March 29, 2010	N/A	N/A
Artisan Global Opportunities Fund (“Global Opportunities Fund” or “Global Opportunities”)	September 22, 2008	July 26, 2011	N/A
Artisan Global Small Cap Fund (“Global Small Cap Fund” or “Global Small Cap”)	June 25, 2013	N/A	N/A
Artisan Global Value Fund (“Global Value Fund” or “Global Value”)	December 10, 2007	July 17, 2012	N/A
Artisan International Fund (“International Fund” or “International”)	December 28, 1995	July 1, 1997	N/A
Artisan International Small Cap Fund (“International Small Cap Fund” or “International Small Cap”)	December 21, 2001	N/A	N/A
Artisan International Value Fund (“International Value Fund” or “International Value”)	September 23, 2002	October 1, 2006	N/A
Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”)	June 27, 1997	July 1, 2000	N/A
Artisan Mid Cap Value Fund (“Mid Cap Value Fund” or “Mid Cap Value”)	March 28, 2001	February 1, 2012	N/A
Artisan Small Cap Fund (“Small Cap Fund” or “Small Cap”)	March 28, 1995	May 7, 2012	N/A
Artisan Small Cap Value Fund (“Small Cap Value Fund” or “Small Cap Value”)	September 29, 1997	February 1, 2012	N/A
Artisan Value Fund (“Value Fund” or “Value”)	March 27, 2006	July 26, 2011	N/A

Each Fund’s investment objective is to seek long-term capital growth. Each Fund has offered shares of capital stock of the classes designated Investor Shares, Institutional Shares and Advisor Shares, as applicable, since the inception dates listed above. Institutional Shares are sold to investors meeting certain minimum investment requirements. Advisor Shares are sold to employee benefit plans, clients of financial advisors, clients of sponsored programs and institutional or other investors.

Each class of shares has equal rights with respect to portfolio assets and voting privileges. Each class of shares has exclusive voting rights with respect to any matters involving only that class.

Income, expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular class of shares, such as transfer agency fees, shareholder communication expenses and registration fees, were allocated directly to that class.

86	Artisan Funds

NOTES TO FINANCIAL STATEMENTS

The investment adviser for each Fund is Artisan Partners Limited Partnership (the “Adviser” or “Artisan Partners”). The Adviser is wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”). Prior to January 11, 2013, Artisan Global Equity Fund was subadvised by Artisan Partners UK LLP (“Artisan UK”). A wholly-owned subsidiary of Artisan Holdings was the founding member of Artisan UK. Artisan UK was terminated as subadviser of Global Equity Fund as of January 11, 2013.

(2)	Summary of significant accounting policies:

The following is a summary of significant accounting policies of Artisan Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles (“US GAAP”).

(a)	Security valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining NAV, each security traded on a securities exchange, including the Nasdaq Stock Market, or over-the-counter was valued at the closing price as of the time of valuation on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for a security from the principal exchange as of the time of valuation, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market.

Global Equity Fund, Global Opportunities Fund, Global Small Cap Fund, and Global Value Fund generally invested a significant portion of their total assets in securities principally traded in markets outside the U.S. Emerging Markets Fund, International Fund, International Small Cap Fund and International Value Fund generally invested a significant portion, and perhaps as much as substantially all of their total assets, in securities principally traded in markets outside the U.S. Each of the other Funds had the ability to invest, and some did invest, in securities principally traded outside the U.S. The foreign markets in which the Funds invested were sometimes open on days when the NYSE was not open and the Funds did not calculate their NAVs, and sometimes were not open on days when the Funds did calculate their NAVs. Even on days on which both the foreign market and the NYSE were open, several hours may have passed

Artisan Funds	87

NOTES TO FINANCIAL STATEMENTS

between the time when trading in the foreign market closed and the time as of which the Funds calculated their NAVs. That was generally the case for markets in Europe, Asia, the Middle East, Australia and other Far Eastern markets. The regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Funds calculated their NAVs.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ board of directors (the “board of directors”). A price was considered to be not readily available, and a Fund may therefore have used fair value pricing, if, among other things, the valuation committee believed that the price determined did not reflect a fair value of the security or that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in values of market indices, exchange traded funds or other financial instruments in the U.S. or other markets. Artisan Funds monitored for subsequent events using several tools, including the use of a third party research service to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by the third party research service.

When fair value pricing is employed, the value of a portfolio security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Estimates of fair values utilized by the Funds as described above may differ from the value realized on the sale of those securities and the differences may have been material to the NAV of the applicable Fund.

Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign investments typically are greater in emerging and less developed markets. For example, political and economic structures in these less developed

88	Artisan Funds

NOTES TO FINANCIAL STATEMENTS

countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in developed markets. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. High levels of national debt tend to make these markets heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

(b)	Taxes – No provision was made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Funds may utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

The Funds have analyzed the tax positions taken on federal income tax returns for all remaining open tax years (fiscal years 2008 through 2013) and have concluded that as of September 30, 2013, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and each state’s department of revenue.

As of and during the year ended September 30, 2013, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended September 30, 2013, the Funds did not incur any interest or penalties.

The Funds may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Funds invest. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities. That amount is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

(c)	Portfolio transactions – In determining a Fund’s NAV, security transactions and shareholder transactions were accounted for no later than one business day after trade date, in accordance with applicable regulations. However, for financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with US GAAP. Net realized gains and losses on securities were computed on specific security lot identification.

Artisan Funds	89

NOTES TO FINANCIAL STATEMENTS

(d)	Foreign currency translation – Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using the current spot market rate of exchange on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds may enter into (a) foreign currency spot contracts and (b) foreign currency forward contracts. Foreign currency spot contracts are used to facilitate the purchase and sale of non-U.S. securities and generally settle within three business days. Foreign currency forward contracts are used to hedge against foreign currency exchange rate risks on non-U.S. dollar denominated investment securities. The Funds could be exposed to loss if the counterparties fail to perform under these contracts. Open foreign currency spot contracts and foreign currency forward contracts, if any, were recorded at market value and recorded in the Statements of Assets and Liabilities. Realized and unrealized gains and losses were reported as foreign currency related transactions and are recorded in the Statements of Operations. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss.

As of September 30, 2013, Global Opportunities, Global Value and International Value had outstanding foreign currency forward contracts, as shown on the Schedules of Investments. Foreign currency spot contracts are not separately disclosed in the Schedules of Investments.

Other foreign currency related transaction gains and losses may result from currency gains and losses realized on the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(e)	Repurchase agreements – Each Fund may enter into repurchase agreements with institutions that the Adviser determined were creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Funds’ custodian and in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the proceeds from any sale of such collateral were less than the repurchase price, the Fund would have suffered a loss.

(f)	Depositary receipts – Each Fund may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

90	Artisan Funds

NOTES TO FINANCIAL STATEMENTS

(g)	Equity-linked participation certificates – Emerging Markets Fund, Global Equity Fund, Global Opportunities Fund, Global Small Cap Fund, Global Value Fund, International Fund, International Small Cap Fund, International Value Fund and Value Fund may invest in equity-linked participation certificates. Equity-linked participation certificates are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked participation certificate typically entitles the holder to a return equal to the market return of the underlying security or securities. There is no off-balance sheet risk associated with equity-linked participation certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Adviser on a periodic basis.

(h)	Use of estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(i)	Indemnifications – In the normal course of business, the Funds have entered into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. The Funds’ maximum exposure under these arrangements is unknown. No claim has been made for indemnification pursuant to any such agreement of the Funds.

(j)	Other – Dividend income less foreign taxes withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Fund on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded as soon after the ex-dividend date as reliable information became available to the Funds. Non-cash dividends included in dividend income, if any, were generally recorded at the fair market value of securities received. Interest income was reported on the accrual basis. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to Artisan Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were used, depending on the nature of the expense item. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

Emerging Markets Fund, Global Equity Fund, Global Opportunities Fund, Global Small Cap Fund, Global Value Fund, International Fund, International Small Cap Fund and International Value Fund generally imposed a 2% redemption fee on shares held 90 days or less. Those redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. Each Fund reserved the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believed such waiver was in the best interests of the Fund, including, but not limited to, when it determined that imposition of the redemption fee

Artisan Funds	91

NOTES TO FINANCIAL STATEMENTS

was not necessary to protect the Fund from the effects of short-term trading. The Funds waived the fee on redemption of shares held by certain authorized agents or other Fund intermediaries and otherwise in accordance with the Funds’ prospectus.

(3)	Fair value measurements:

Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – quoted prices in active markets for identical investments

•

Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.

92	Artisan Funds

NOTES TO FINANCIAL STATEMENTS

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of September 30, 2013 (in thousands):

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerging Markets
Common Stocks(1)
Developed Markets	$33,763	$-	$-	$33,763
Emerging Asia	353,794	713	288	354,795
Europe, Middle East & Africa	108,385	-	-	108,385
Latin America	133,435	-	-	133,435
Preferred Stocks(1)
Latin America	12,640	-	-	12,640
Convertible Debentures(1)
Latin America	5	-	-	5
Repurchase Agreement	-	26,360	-	26,360
Total Investments	$642,022	$27,073	$288	$669,383
Global Equity
Common Stocks(1)
Americas	$66,695	$-	$-	$66,695
Emerging Markets	34,788	-	-	34,788
Europe	39,696	-	-	39,696
Pacific Basin	10,104	-	-	10,104
Equity-Linked Securities(1)
Emerging Markets	-	1,412	-	1,412
Repurchase Agreement	-	1,896	-	1,896
Total Investments	$151,283	$3,308	$-	$154,591
Global Opportunities
Common Stocks(1)
Americas	$422,574	$-	$-	$422,574
Emerging Markets	61,313	-	-	61,313
Europe	177,450	-	-	177,450
Pacific Basin	63,158	-	-	63,158
Repurchase Agreement	-	31,256	-	31,256
Total Investments	724,495	31,256	-	755,751
Foreign Currency Forward Contracts(2)	-	(21)	-	(21)
Total	$724,495	$31,235	$-	$755,730

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NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Global Small Cap
Common Stocks(1)
Americas	$10,418	$-	$-	$10,418
Emerging Markets	8,706	-	-	8,706
Europe	12,534	-	-	12,534
Pacific Basin	6,095	-	-	6,095
Equity-Linked Securities(1)
Emerging Markets	-	1,125	-	1,125
Repurchase Agreement	-	1,415	-	1,415
Total Investments	$37,753	$2,540	$-	$40,293
Global Value
Common Stocks(1)
Americas	$616,959	$-	$-	$616,959
Emerging Markets	22,565	-	-	22,565
Europe	350,668	-	-	350,668
Pacific Basin	23,897	-	-	23,897
Repurchase Agreement	-	135,568	-	135,568
Total Investments	1,014,089	135,568	-	1,149,657
Foreign Currency Forward Contracts(2)	-	15	-	15
Total	$1,014,089	$135,583	$-	$1,149,672
International
Common Stocks(1)
Americas	$903,284	$-	$-	$903,284
Emerging Markets	1,326,536	-	-	1,326,536
Europe	8,476,792	-	-	8,476,792
Pacific Basin	2,178,937	-	-	2,178,937
Preferred Stocks(1)
Europe	160,598	-	-	160,598
Repurchase Agreement	-	302,475	-	302,475
Total Investments	$13,046,147	$302,475	$-	$13,348,622
International Small Cap
Common Stocks(1)
Americas	$32,880	$-	$-	$32,880
Emerging Markets	307,920	-	-	307,920
Europe	509,953	-	-	509,953
Pacific Basin	103,803	-	-	103,803
Repurchase Agreement	-	34,870	-	34,870
Total Investments	$954,556	$34,870	$-	$989,426

94	Artisan Funds

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
International Value
Common Stocks(1)
Americas	$1,930,652	$-	$-	$1,930,652
Emerging Markets	600,882	-	-	600,882
Europe	5,752,334	-	-	5,752,334
Pacific Basin	774,601	-	-	774,601
Preferred Stocks(1)
Emerging Markets	17,059	-	-	17,059
Repurchase Agreement	-	1,364,272	-	1,364,272
Total Investments	9,075,528	1,364,272	-	10,439,800
Foreign Currency Forward Contracts(2)	-	(19)	-	(19)
Total	$9,075,528	$1,364,253	$-	$10,439,781
Mid Cap
Common Stocks(1)	$8,783,336	$-	$-	$8,783,336
Repurchase Agreement	-	296,956	-	296,956
Total Investments	$8,783,336	$296,956	$-	$9,080,292
Mid Cap Value
Common Stocks(1)	$10,037,327	$-	$-	$10,037,327
Repurchase Agreement	-	784,678	-	784,678
Total Investments	$10,037,327	$784,678	$-	$10,822,005
Small Cap
Common Stocks(1)	$1,478,191	$-	$-	$1,478,191
Repurchase Agreement	-	70,646	-	70,646
Total Investments	$1,478,191	$70,646	$-	$1,548,837
Small Cap Value
Common Stocks(1)	$2,535,072	$-	$-	$2,535,072
Repurchase Agreement	-	257,835	-	257,835
Total Investments	$2,535,072	$257,835	$-	$2,792,907
Value
Common Stocks(1)	$1,182,652	$-	$-	$1,182,652
Preferred Stocks(1)	94,139	-	-	94,139
Repurchase Agreement	-	145,062	-	145,062
Total Investments	$1,276,791	$145,062	$-	$1,421,853

(1) See the Fund’s Schedule of Investments for sector or country classifications.
(2) Foreign currency forward contracts are valued at unrealized appreciation (depreciation).

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the end of the period. At September 30, 2013 the fair value of certain securities was determined based on other observable inputs, such as quoted prices for securities of the

Artisan Funds	95

NOTES TO FINANCIAL STATEMENTS

same issuer that trade on a different exchange, which resulted in their Level 2 classification. The following table summarizes security transfers from Level 2 to Level 1 and from Level 1 to Level 2 for each applicable Fund as of September 30, 2013 (in thousands):

	Transfers from Level 2 to Level 1	Transfers from Level 1 to Level 2
Emerging Markets	$5,721	$-

At September 30, 2012, two equity securities held in Emerging Markets Fund were classified as Level 3 due to halts in trading. As of September 30, 2013, those securities were still held by the Fund and continue to be classified as Level 3 due to trading halts. Due to the lack of observable market data for these securities, fair market values were determined in good faith by the valuation committee using various inputs, including unobservable inputs of discounts for illiquidity and uncertainty of 90%. Increasing or decreasing the discounts for illiquidity and uncertainty would decrease or increase the calculated fair market value for these prices, respectively. As of September 30, 2012, one equity security held in International Fund was classified as Level 3 due to a significant event that occurred after local market close. This security transferred from Level 3 to Level 1 at September 30, 2013 because observable market data became available. As of September 30, 2013, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows (in thousands):

	Emerging Markets Fund(1)	International Fund(2)
Balance as of September 30, 2012	$773	$119,725
Transfers into Level 3	-	-
Net change in unrealized appreciation (depreciation) for investments held as of September 30, 2013	(485)	48,854
Purchases	-	37,550
Sales	-	(673)
Realized Gain/Loss	-	100
Transfers out of Level 3	-	(205,556)

Balance as of September 30, 2013	$288	$-

(1) Both Level 3 securities in Emerging Markets Fund were equity securities with a regional classification of Emerging Asia.
(2) The Level 3 security in International Fund was an equity security with a regional classification of Pacific Basin and transferred into Level 1 at September 30, 2013.

(4)	Offsetting:

Each Fund is a party to various master netting agreements. While the terms and conditions of these agreements may vary, all transactions under any such agreement constitute a single contractual relationship, and each party’s obligation to make any payments, deliveries or other transfers in respect of any transaction under such an agreement may be applied against the other party’s obligations under such agreement and netted. A default by a party in performance with respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from one party to the other.

96	Artisan Funds

NOTES TO FINANCIAL STATEMENTS

The following tables present information about financial instruments that are subject to enforceable master netting arrangements as of September 30, 2013 (in thousands):

Repurchase agreements
	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Portfolio	Counterparty	Gross Asset Amounts Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received(1)	Net Amount (Not Less Than 0)
Emerging Markets	State Street Bank and Trust Company	$26,360	$-	$(26,360)	$-
Global Equity	State Street Bank and Trust Company	1,896	-	(1,896)	-
Global Opportunities	State Street Bank and Trust Company	31,256	-	(31,256)	-
Global Small Cap	State Street Bank and Trust Company	1,415	-	(1,415)	-
Global Value	State Street Bank and Trust Company	135,568	-	(135,568)	-
International	State Street Bank and Trust Company	302,475	-	(302,475)	-
International Small Cap	State Street Bank and Trust Company	34,870	-	(34,870)	-
International Value	State Street Bank and Trust Company	1,364,272	-	(1,364,272)	-
Mid Cap	State Street Bank and Trust Company	296,956	-	(296,956)	-
Mid Cap Value	State Street Bank and Trust Company	784,678	-	(784,678)	-
Small Cap	State Street Bank and Trust Company	70,646	-	(70,646)	-
Small Cap Value	State Street Bank and Trust Company	257,835	-	(257,835)	-
Value	State Street Bank and Trust Company	145,062	-	(145,062)	-

(1)

Repurchase agreements are classified as short-term investments in the Statements of Assets and Liabilities. The market value of the collateral received is greater than the amounts indicated in the table. For further information, see Note 2(e) and the Schedules of Investments.

Artisan Funds	97

NOTES TO FINANCIAL STATEMENTS

Foreign currency forward contracts
	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Portfolio	Counterparty	Gross Asset Amounts Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount (Not Less Than 0)
Global Opportunities	State Street Bank and Trust Company	$23	$(23)	$-	$-
Global Value	State Street Bank and Trust Company	33	(18)	-	15
International Value	State Street Bank and Trust Company	746	(746)	-	-
	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Portfolio	Counterparty	Gross Liability Amounts Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount (Not Less Than 0)
Global Opportunities	State Street Bank and Trust Company	$44	$(23)	$-	$21
Global Value	State Street Bank and Trust Company	18	(18)	-	-
International Value	State Street Bank and Trust Company	765	(746)	-	19

(5)	Transfer agent and authorized agent fees:

Each Fund paid fees to, and reimbursed expenses of, the Funds’ transfer agent. In addition, the Funds have authorized certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”) to accept purchase, exchange and redemption orders for Investor Shares and Advisor Shares on the Funds’ behalf. Many authorized agents charged a fee for accounting and shareholder services that the agent provided to Fund shareholders on the Fund’s behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts and other services. The fee was either a per account charge based on the number of accounts to which the authorized agent provided such services, or was a percentage (as of September 30, 2013 up to 0.40% annually) of the average value of Fund shares held in such accounts. Each Fund paid a portion of such fees, which are intended to compensate the authorized agent for its provision of services of the type that would be provided by the Funds’ transfer agent or other service providers if the shares were registered on the books of the Funds’ transfer agent. The balance of the fees incurred was paid by the Adviser. The Funds’ expenses incurred for services provided by authorized agents were included in “Transfer agent fees” in the Statements of Operations. The table below shows the fees and expenses to the Funds’

98	Artisan Funds

NOTES TO FINANCIAL STATEMENTS

transfer agent and the fees to authorized agents incurred by each class of each Fund during the year ended September 30, 2013 (in thousands):

	Year Ended 9/30/2013
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Emerging Markets - Institutional Shares	$20	$-	$20
Emerging Markets - Advisor Shares	67	586	653
Global Equity - Investor Shares	67	194	261
Global Opportunities - Investor Shares	76	955	1,031
Global Opportunities - Institutional Shares	19	-	19
Global Small Cap - Investor Shares(1)	10	14	24
Global Value - Investor Shares	80	1,085	1,165
Global Value - Institutional Shares	16	-	16
International - Investor Shares	794	16,719	17,513
International - Institutional Shares	26	-	26
International Small Cap - Investor Shares	84	1,395	1,479
International Value - Investor Shares	473	11,288	11,761
International Value - Institutional Shares	24	-	24
Mid Cap - Investor Shares	137	12,829	12,966
Mid Cap - Institutional Shares	30	-	30
Mid Cap Value - Investor Shares	471	18,976	19,447
Mid Cap Value - Institutional Shares	24	-	24
Small Cap - Investor Shares	121	1,878	1,999
Small Cap - Institutional Shares	18	-	18
Small Cap Value - Investor Shares	92	5,512	5,604
Small Cap Value - Institutional Shares	19	-	19
Value - Investor Shares	81	2,051	2,132
Value - Institutional Shares	20	-	20

(1)	For the period from commencement of operations (June 25, 2013) through September 30, 2013

(6)	Commission recapture:

Each Fund had the ability to direct portfolio trades to various brokers that have agreed to rebate a portion of the commissions generated. Such cash rebates were made directly to the applicable Fund and were included in net realized gain or loss on investments in the Statements of Operations for the year ended September 30, 2013 as follows (in thousands):

Emerging Markets	$7
Global Equity	-	(1)
Global Opportunities	23
Global Value	4
International	87

Artisan Funds	99

NOTES TO FINANCIAL STATEMENTS

International Small Cap	$2
International Value	31
Mid Cap	160
Mid Cap Value	205
Small Cap	40
Small Cap Value	167
Value	40

(1) Amount rounds to less than $1

(7)	Derivative Transactions:

The fair value of derivative instruments as reported in the Statements of Assets and Liabilities as of September 30, 2013 was as follows (in thousands):

Fund	Risk Exposure Category	Statement of Assets and Liabilities location	Value
Global Opportunities	Foreign currency forward contracts	Unrealized gain on foreign currency forward contracts	$23
	Foreign currency forward contracts	Unrealized loss on foreign currency forward contracts	$(44)
Global Value	Foreign currency forward contracts	Unrealized gain on foreign currency forward contracts	$33
	Foreign currency forward contracts	Unrealized loss on foreign currency forward contracts	$(18)
International Value	Foreign currency forward contracts	Unrealized gain on foreign currency forward contracts	$746
	Foreign currency forward contracts	Unrealized loss on foreign currency forward contracts	$(765)

The effect of derivative instruments on the Statements of Operations for the year ended September 30, 2013 was as follows (in thousands):

Amount of Realized Gain on Derivatives Recognized in Income

Fund	Risk Exposure Category	Statement of Operations location	Value
Global Opportunities	Foreign currency forward contracts	Net realized gain on foreign currency related transactions	$866
Global Value	Foreign currency forward contracts	Net realized gain on foreign currency related transactions	$129
International Value	Foreign currency forward contracts	Net realized gain on foreign currency related transactions	$116,338

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Fund	Risk Exposure Category	Statement of Operations location	Value
Global Opportunities	Foreign currency forward contracts	Net increase in unrealized appreciation or depreciation on foreign currency related transactions	$2
Global Value	Foreign currency forward contracts	Net increase in unrealized appreciation or depreciation on foreign currency related transactions	$78
International Value	Foreign currency forward contracts	Net increase in unrealized appreciation or depreciation on foreign currency related transactions	$4,744

100	Artisan Funds

NOTES TO FINANCIAL STATEMENTS

Volume of derivative activity

Fund	Contracts Closed(1)	Contracts Opened(1)	Contracts Open at September 30, 2013
Global Opportunities	3	2	2
Global Value	2	4	4
International Value	3	4	4

(1)	During the year ended September 30, 2013.

(8)	Transactions with affiliates:

The Adviser, with which the officers and a director of Artisan Funds were affiliated, provided investment advisory and administrative services to the Funds. In exchange for those services, each Fund paid a monthly management fee to the Adviser as follows:

Emerging Markets Fund*

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.050%
$1 billion to $2 billion	1.025
$2 billion to $3.5 billion	1.000
$3.5 billion to $5 billion	0.975
Greater than $5 billion	0.950

*	Effective February 1, 2013; prior thereto, the annual fee was determined as a percentage of average daily net assets and paid monthly at the annual rate of 1.050%.

Global Equity Fund and Global Value Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $4 billion	0.975
$4 billion to $8 billion	0.950
$8 billion to $12 billion	0.925
Greater than $12 billion	0.900

Global Opportunities Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.900%
$1 billion to $4 billion	0.875
$4 billion to $8 billion	0.850
$8 billion to $12 billion	0.825
Greater than $12 billion	0.800

Global Small Cap Fund

Average Daily Net Assets	Annual Rate
All	1.000%

Artisan Funds	101

NOTES TO FINANCIAL STATEMENTS

International Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Greater than $12 billion	0.900

International Small Cap Fund

Average Daily Net Assets	Annual Rate
All	1.250%

International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Fund, and Small Cap Value Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
Greater than $1 billion	0.925

Value Fund

Average Daily Net Assets	Annual Rate
Less than $50 million	0.800%
$50 million to $100 million	0.760
$100 million to $500 million	0.720
$500 million to $7.5 billion	0.680
Greater than $7.5 billion	0.640

The Adviser has contractually agreed to waive its management fee, and to the extent that the fee waiver is insufficient, to reimburse Emerging Markets Fund, Global Equity Fund and Global Small Cap Fund for any ordinary operating expenses in an amount sufficient to cause the Fund’s ordinary operating expenses, including the management fee, to be not more than 1.50% of average daily net assets, annually. This contract continues through February 1, 2015, at which time the Adviser will determine whether to renew, revise or discontinue it. For the year ended September 30, 2013, the Adviser waived management fees of approximately $205,000 and $67,000 for Global Equity Fund and Global Small Cap Fund, respectively. For the year ended September 30, 2013, Global Small Cap Fund incurred operating expenses of approximately $1,000 that were reimbursed by the Adviser.

The officers and director of Artisan Funds who are affiliated with the Adviser receive no compensation from the Funds. Prior to July 1, 2013, each director who was not an affiliated person of the Adviser received an annual retainer of $200,000, payable quarterly, subject to an additional increase of $10,000 upon commencement of operations of any new series of Artisan Funds. Effective July 1, 2013, for each director, the amount of the annual retainer increased by $10,000 to $210,000, due to the commencement of operations of Global Small Cap Fund, a new series of Artisan Funds. Additionally, each director is entitled to reimbursement of expenses related to his or her duties as a director of Artisan Funds.

102	Artisan Funds

NOTES TO FINANCIAL STATEMENTS

In addition, the non-interested chair of the board of directors received an annual retainer of $60,000, payable quarterly, and each chair of a board committee who was a non-interested director received an annual retainer of $30,000, payable quarterly. These fees were generally allocated to each of the Artisan Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter.

Artisan Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts would be invested in shares of Artisan Funds as selected by the individual directors. Each Fund would purchase shares of Artisan Funds selected for deferral by the director in amounts equal to his investment, resulting in a Fund asset equal to the deferred compensation liability. As of September 30, 2013, no directors have elected to participate in the deferred compensation plan.

Shares of Artisan Funds were offered for sale by Artisan Partners Distributors LLC (“Distributors”). Distributors is wholly owned by Artisan Holdings. All distribution expenses relating to the Funds were paid by the Adviser.

(9)	Line of credit arrangement:

Artisan Funds is party to a line of credit agreement with State Street Bank and Trust Company (“SSB”), which expires in August 2014, under which each Fund may borrow up to $75 million, provided that such borrowing does not exceed the lesser of (a) 33 1/3% of its adjusted net assets, with adjusted net assets being total assets less total liabilities (excluding indebtedness for borrowed money) after giving effect to the borrowing, and (b) the maximum amount the Fund is permitted to borrow pursuant to applicable law, pursuant to the Fund’s prospectus limitations on indebtedness, pursuant to any vote of the shareholders of the Fund, or pursuant to any limitation on borrowings in any applicable agreement with any governmental authority or regulator or any other applicable agreement or document to which such Fund is a party; provided that the aggregate borrowings by all Artisan Funds may not exceed $100 million. Artisan Funds paid a commitment fee at the annual rate of 0.10% on the unused portion of the line of credit and interest was charged on any borrowings at the higher of the current Federal Funds or overnight LIBOR rates plus 1.25%. The commitment fee is allocated to each Fund based on net assets. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the year ended September 30, 2013, there were no borrowings under the line of credit for any of the Funds, except for Emerging Markets Fund which had maximum borrowings of approximately $9,401,000.

(10)	Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the year ended September 30, 2013 were as follows (in thousands):

Fund	Security Purchases	Security Sales
Emerging Markets	$242,147	$357,848
Global Equity	221,199	96,808
Global Opportunities	530,829	206,879

Artisan Funds	103

NOTES TO FINANCIAL STATEMENTS

Fund	Security Purchases	Security Sales
Global Small Cap(1)	$40,487	$2,456
Global Value	845,601	161,265
International	6,089,743	4,690,574
International Small Cap	532,379	486,090
International Value	3,553,899	2,486,261
Mid Cap	3,322,406	3,155,627
Mid Cap Value	2,359,031	2,231,475
Small Cap	872,378	431,296
Small Cap Value	658,465	1,186,765
Value	891,558	539,783

(1)	For the period from commencement of operations (June 25, 2013) through September 30, 2013

(11)	Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the year ended September 30, 2013 (dollar values in thousands). The Funds identify a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the year ended September 30, 2013.

		As of 9/30/12			Net Realized Gain (Loss)		As of 9/30/13
Fund	Security	Share Balance	Purchase Cost	Sales Cost		Dividend Income@	Share Balance	Value
Global Value
	Arch Capital Group Ltd.	186,146	$25,776	$2,585	$5	$-	645,320	$34,931
	Stanley Electric Co., Ltd.†	41,700	102	733	(34)	-	-	-
	Total#		$25,878	$3,318	$(29)	$-		$34,931
International Value
	Aderans Co., Ltd.§	2,612,467	$4,284	$25,116	$8,475	$293	904,100	$13,024
	Alent plc†	-	30,626	-	-	2,216	17,387,295	99,927
	Arch Capital Group Ltd.	6,040,912	55,885	66,904	10,803	-	5,768,633	312,256
	ICON PLC*§	4,501,487	1,928	63,611	37,695	-	-	-
	Mallinckrodt plc§†	-	96,354	-	-	-	2,824,187	124,519
	Michael Page International plc§†	13,071,936	17,430	33,947	8,683	2,339	10,403,141	82,911
	Panalpina Welttransport Holding AG	1,471,407	37,279	21,802	2,539	3,047	1,669,654	246,105
	QinetiQ Group plc	61,299,386	20,503	33,713	1,119	3,496	55,999,571	173,700
	Savills plc§	10,727,785	3,852	33,203	22,727	2,217	5,188,110	51,906
	Stanley Electric Co., Ltd.†	8,160,600	35,748	8,239	171	2,598	9,759,300	207,011
	Vesuvius plc†	-	41,699	-	-	3,897	18,827,331	136,183
	Total#		$345,588	$286,535	$92,212	$20,103		$1,175,182

104	Artisan Funds

NOTES TO FINANCIAL STATEMENTS

		As of 9/30/12			Net Realized Gain (Loss)		As of 9/30/13
Fund	Security	Share Balance	Purchase Cost	Sales Cost		Dividend Income@	Share Balance	Value
Mid Cap
	athenahealth, Inc.	1,827,315	$39,637	$48,601	$18,775	$-	1,482,981	$160,992
	Cepheid, Inc.	3,459,600	11,569	2,872	(568)	-	3,719,402	145,206
	FLIR Systems, Inc.	1,702,200	49,167	1,239	(214)	993	3,598,959	113,007
	IPG Photonics Corp.†	2,207,100	4,618	3,529	(754)	1,419	2,228,158	125,468
	Isis Pharmaceuticals, Inc.†	-	70,804	821	74	-	4,726,216	177,422
	Total#		$175,795	$57,062	$17,313	$2,412		$722,095
Mid Cap Value
	Arch Capital Group Ltd.	3,865,186	$10,127	$3,570	$514	$-	3,963,486	$214,543
	Arrow Electronics, Inc.	5,329,061	11,989	5,420	(565)	-	5,482,961	266,088
	Avnet, Inc.	6,754,379	20,165	6,108	(971)	1,080	7,204,079	300,482
	FLIR Systems, Inc.	7,992,622	12,042	4,912	(641)	2,702	8,224,522	258,250
	Hatteras Financial Corp.†	2,592,155	125,453	1,794	(142)	14,557	7,493,455	140,203
	Ingram Micro, Inc., Class A	10,362,660	6,867	27,097	3,725	-	9,307,460	214,537
	Lexmark International, Inc., Class A	4,391,595	4,512	47,024	(4,071)	4,984	3,344,312	110,362
	McDermott International, Inc.†	10,876,288	30,846	3,479	(583)	-	13,830,400	102,760
	Patterson-UTI Energy, Inc.	7,961,374	17,528	3,702	(153)	1,609	8,617,874	184,250
	Ryder System, Inc.	1,720,723	5,490	2,241	(142)	2,174	1,770,323	105,688
	Total#		$245,019	$105,347	$(3,029)	$27,106		$1,897,163
Small Cap
	athenahealth, Inc.	239,900	$20,450	$8,738	$(1,052)	$-	361,200	$39,212
	Cepheid, Inc.	647,200	16,233	1,621	(299)	-	1,071,300	41,824
	IPG Photonics Corp.†	264,600	10,937	1,000	(17)	203	426,300	24,005
	Isis Pharmaceuticals, Inc.†	375,900	14,481	672	(70)	-	1,326,300	49,789
	Ultratech, Inc.†	-	12,165	-	-	-	356,600	10,805
	Total#		$74,266	$12,031	$(1,438)	$203		$165,635
Small Cap Value
	ADTRAN, Inc.§†	2,786,200	$10,826	$15,232	$(5,325)	$1,078	2,877,150	$76,647
	Arrow Electronics, Inc.	1,130,647	765	4,460	2,750	-	961,450	46,659
	Comfort Systems USA, Inc.§	2,214,426	223	15,550	2,226	282	870,650	14,635
	CRA International, Inc.	709,779	201	2,900	(690)	-	602,200	11,213
	EarthLink, Inc.†	5,009,540	6,195	6,843	(2,097)	966	5,406,400	26,762
	Hatteras Financial Corp.†	833,500	24,582	3,322	(407)	3,343	1,706,900	31,936
	Hawaiian Holdings, Inc.	2,896,800	1,117	2,854	(63)	-	2,625,450	19,533
	ICON plc*§	1,343,941	-	21,313	13,567	-	343,650	14,066
	Lexmark International, Inc., Class A	1,295,687	433	20,160	2,680	1,234	587,350	19,383
	Matthews International Corp., Class A§	1,419,500	-	25,624	2,259	506	665,605	25,346
	Nanometrics, Inc.†	722,900	8,661	1,030	(21)	-	1,286,750	20,742
	Neutral Tandem Inc§	1,988,900	-	28,357	(21,919)	5,818	-	-
	Orion Marine Group, Inc.	1,601,100	512	3,596	(1,209)	-	1,371,750	14,280
	PICO Holdings, Inc.	1,138,890	4,018	6,172	(1,847)	-	1,150,450	24,919

Artisan Funds	105

NOTES TO FINANCIAL STATEMENTS

		As of 9/30/12			Net Realized Gain (Loss)		As of 9/30/13
Fund	Security	Share Balance	Purchase Cost	Sales Cost		Dividend Income@	Share Balance	Value
	Ryder System, Inc.	1,601,064	$1,393	$15,161	$2,871	$1,745	1,286,750	$76,819
	Sykes Enterprises, Inc.§	2,723,494	543	17,494	(5,411)	-	1,979,000	35,444
	Ultratech, Inc.	1,757,837	5,011	6,722	2,457	-	1,651,500	50,040
	Websense Inc§	1,914,637	1,367	34,777	12,145	-	-	-
	Total#		$65,847	$231,567	$1,966	$14,972		$342,286
Value
	Arch Capital Group Ltd.	561,300	$8,907	$9,125	$2,936	$-	510,519	$27,635
	Avnet, Inc.	709,300	21,147	18,660	1,675	85	714,180	29,788
	Ingram Micro Inc§	1,252,000	883	22,445	(1,739)	-	-	-
	Total#		$30,937	$50,230	$2,872	$85		$57,423

@	Net of foreign taxes withheld, if any.
#	Total value as of September 30, 2013 is presented for only those issuers that were affiliates as of September 30, 2013.
§	Issuer was no longer an affiliate as of September 30, 2013.
†	Issuer was not an affiliate as of September 30, 2012.
*	As of September 30, 2013, shares were held through a depositary receipt.

(12)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of September 30, 2013 was as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Emerging Markets	$729,339	$75,080	$(135,036)	$(59,956)
Global Equity	147,068	13,373	(5,850)	7,523
Global Opportunities	615,303	146,897	(6,449)	140,448
Global Small Cap	39,531	2,105	(1,343)	762
Global Value	1,020,382	130,398	(1,123)	129,275
International	10,179,290	3,256,342	(87,010)	3,169,332
International Small Cap	710,553	306,330	(27,457)	278,873
International Value	8,061,232	2,392,689	(14,121)	2,378,568
Mid Cap	5,526,349	3,566,839	(12,896)	3,553,943
Mid Cap Value	8,049,557	2,956,392	(183,944)	2,772,448
Small Cap	1,099,322	461,951	(12,436)	449,515
Small Cap Value	2,255,718	629,601	(92,412)	537,189
Value	1,267,198	180,684	(26,029)	154,655

106	Artisan Funds

NOTES TO FINANCIAL STATEMENTS

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the year ended September 30, 2013 and the year ended September 30, 2012 were as follows (in thousands):

	Year Ended 9/30/2013		Year Ended 9/30/2012
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions
Emerging Markets	$10,969	$-	$5,791	$1,871
Global Equity	490	413	219	-
Global Opportunities	-	-	-	1,611
Global Small Cap(1)	-	-
Global Value	2,220	190	-	1,393
International	120,654	-	120,942	-
International Small Cap	7,730	-	2,354	-
International Value	76,579	30,794	3,150	12,240
Mid Cap	-	309,505	-	-
Mid Cap Value	98,001	330,867	165,166	377,653
Small Cap	-	-	-	-
Small Cap Value	41,904	38,071	52,068	187,263
Value	7,069	-	4,597	-

(1)	For the period from commencement of operations (June 25, 2013) through September 30, 2013

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that impose treatment that is different from the treatment that would result from the application of US GAAP for such items as net short-term gains, wash sale loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and qualified late year ordinary losses.

Gains on redemptions-in-kind for International Fund of $16,612,328 were included in net realized gain (loss) on investments in the Statements of Operations for the year ended September 30, 2013, and were not recognized for Federal income tax purposes. These net realized gains represented permanent book/tax differences and were reclassified to “Fund shares issued and outstanding” on the accompanying Statements of Assets and Liabilities.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve-month period ending December 31. In connection with these requirements, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of the

Artisan Funds	107

NOTES TO FINANCIAL STATEMENTS

Funds’ fiscal year, September 30, 2013. Qualified late year ordinary losses are specified losses generally incurred between January 1 and the end of the Funds’ fiscal year, September 30, 2013.

Additional tax information as of and for the year ended September 30, 2013 follows (in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Qualified Late Year Capital Losses		Late Year Ordinary Losses		Other Deferred Gains (Losses)(1)
Emerging Markets	$4,870	$-	$35,970		$-		$(40)
Global Equity	5,756	1,727	-		-		(8)
Global Opportunities	-	-	2,919		-		5
Global Small Cap	122	-	-	(2)	-	(2)	1 (2)
Global Value	9,851	12,958	-		-		(31)
International	147,801	-	-		-		829
International Small Cap	4,980	46,672	-		-		37
International Value	263,898	491,188	-		-		370
Mid Cap	-	583,948	-		39,542		(1)
Mid Cap Value	75,874	379,168	-		-		2
Small Cap	-	-	939		8,571		-
Small Cap Value	11,976	46,473	-		-		(134)
Value	12,899	39,734	-		-		1

(1)

Other deferred gains and losses relate to (a) gains or losses on transactions that occurred subsequent to year end that affected the distributable earnings at September 30, 2013 such as wash sales, (b) unrealized gains and losses on open foreign currency contracts and (c) other items.

(2)	For the period from commencement of operations (June 25, 2013) through September 30, 2013.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, each Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years must be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term, as permitted under previous law. Thus, such losses must be used first to offset gains of the same character; for example, long-term carryforward losses will first offset long-term gains, before they can be used to offset short-term gains.

108	Artisan Funds

NOTES TO FINANCIAL STATEMENTS

As of September 30, 2013, the Funds had capital loss carryovers as follows (in thousands):

	Expiration Dates
	2018	Unlimited – ST	Unlimited – LT
Emerging Markets	$-	$-	$41,379
Global Opportunities	-	2,221	-
International	1,070,194	-	-
Small Cap	85,638	-	-

To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

(13)	Fund share activities:

Capital share transactions for the Funds were as follows (dollar values in thousands):

	EMERGING MARKETS
	Year Ended 9/30/2013		Year Ended 9/30/2012
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Institutional Shares	8,220,620	$100,176	16,979,081	$204,774
Advisor Shares	4,922,388	62,365	8,026,342	99,599
Net asset value of shares transferred
Institutional Shares	101,670	1,275	-	-
Advisor Shares	(101,508)	(1,275)	-	-
Net asset value of shares issued in reinvestment of dividends and distributions
Institutional Shares	568,438	7,458	440,061	4,973
Advisor Shares	228,979	3,013	182,171	2,064
Cost of shares redeemed(1)
Institutional Shares	(10,136,596)	(129,368)	(9,579,084)	(115,493)
Advisor Shares	(11,733,152)	(148,514)	(13,166,849)	(161,647)
Net increase from fund share transactions
Institutional Shares	(1,245,868)	(20,459)	7,840,058	94,254
Advisor Shares	(6,683,293)	(84,411)	(4,958,336)	(59,984)
Redemption Fee
Institutional Shares	-	15	-	25
Advisor Shares	-	8	-	17

Artisan Funds	109

NOTES TO FINANCIAL STATEMENTS

	GLOBAL EQUITY
	Year Ended 9/30/2013		Year Ended 9/30/2012
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	9,800,824	$144,151	257,601	$3,116
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	68,502	899	21,609	218
Cost of shares redeemed(1)
Investor Shares	(1,128,819)	(16,719)	(198,039)	(2,155)
Net increase from fund share transactions
Investor Shares	8,740,507	128,331	81,171	1,179
Redemption Fee
Investor Shares	-	32	-	3

	GLOBAL OPPORTUNITIES
	Year Ended 9/30/2013		Year Ended 9/30/2012
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	22,229,796	$345,742	6,799,049	$90,608
Institutional Shares	6,688,076	106,606	11,563,211	151,140
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	-	-	110,071	1,207
Institutional Shares	-	-	32,475	356
Cost of shares redeemed(1)
Investor Shares	(6,852,525)	(107,009)	(4,020,707)	(48,137)
Institutional Shares	(366,302)	(5,702)	(6,895,398)	(89,911)
Net increase from fund share transactions
Investor Shares	15,377,271	238,733	2,888,413	43,678
Institutional Shares	6,321,774	100,904	4,700,288	61,585
Redemption Fee
Investor Shares	-	135	-	28
Institutional Shares	-	48	-	10

	GLOBAL SMALL CAP
	Period Ended 9/30/2013(2)
	Shares	Amount
Proceeds from shares issued
Investor Shares	3,755,886	$38,973
Cost of shares redeemed(1)
Investor Shares	(26,741)	(279)
Institutional Shares	-	-
Net increase from fund share transactions
Investor Shares	3,729,145	38,694
Redemption Fee
Investor Shares	-	3

110	Artisan Funds

NOTES TO FINANCIAL STATEMENTS

	GLOBAL VALUE
	Year Ended 9/30/2013		Year Ended 9/30/2012(3)
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	44,718,397	$592,098	14,877,779	$160,470
Institutional Shares	20,461,108	276,444	3,123,045	36,100
Net asset value of shares transferred
Investor Shares	(281,489)	(3,966)	(1,095,110)	(12,120)
Institutional Shares	281,289	3,966	1,095,110	12,120
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	148,706	1,795	138,584	1,360
Institutional Shares	46,061	555	-	-
Cost of shares redeemed(1)
Investor Shares	(9,092,702)	(116,509)	(2,261,464)	(24,163)
Institutional Shares	(1,526)	(22)	-	-
Net increase from fund share transactions
Investor Shares	35,492,912	473,418	11,659,789	125,547
Institutional Shares	20,786,932	280,943	4,218,155	48,220
Redemption Fee
Investor Shares	-	128	-	57
Institutional Shares	-	- (4)	-	- (4)

	INTERNATIONAL
	Year Ended 9/30/2013		Year Ended 9/30/2012
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	111,618,614	$2,902,018	70,913,146	$1,536,392
Institutional Shares	25,548,356	661,789	24,010,141	517,584
Net asset value of shares transferred
Investor Shares	(2,290,722)	(62,631)	(10,618,754)	(231,344)
Institutional Shares	2,276,010	62,631	10,618,754	231,344
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,754,623	67,764	3,910,352	74,375
Institutional Shares	1,481,920	36,648	1,660,721	31,736
Cost of shares redeemed(1)
Investor Shares	(61,269,730)	(1,586,473)	(89,799,989)	(1,918,403)
Institutional Shares	(21,872,919)	(579,041)	(26,803,261)	(567,239)
Net increase from fund share transactions
Investor Shares	50,812,785	1,320,678	(25,595,245)	(538,980)
Institutional Shares	7,433,367	182,027	9,486,355	213,425
Redemption Fee
Investor Shares	-	515	-	365
Institutional Shares	-	203	-	133

Artisan Funds	111

NOTES TO FINANCIAL STATEMENTS

	INTERNATIONAL SMALL CAP
	Year Ended 9/30/2013		Year Ended 9/30/2012
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	11,009,834	$262,667	9,033,146	$170,836
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	325,418	7,218	133,547	2,186
Cost of shares redeemed(1)
Investor Shares	(8,105,415)	(190,428)	(8,401,505)	(153,893)
Net increase from fund share transactions
Investor Shares	3,229,837	79,457	765,188	19,129
Redemption Fee
Investor Shares	-	64	-	12

	INTERNATIONAL VALUE
	Year Ended 9/30/2013		Year Ended 9/30/2012
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	75,456,094	$2,442,536	68,937,456	$1,825,446
Institutional Shares	11,772,260	366,591	11,249,703	300,203
Net asset value of shares transferred
Investor Shares	(753,122)	(25,812)	(1,713,146)	(46,004)
Institutional Shares	751,264	25,812	1,713,146	46,004
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,840,385	56,132	361,475	8,766
Institutional Shares	860,425	26,286	168,689	4,096
Cost of shares redeemed(1)
Investor Shares	(33,058,608)	(1,071,632)	(28,550,016)	(742,078)
Institutional Shares	(5,731,295)	(187,041)	(3,476,236)	(92,384)
Net increase from fund share transactions
Investor Shares	43,484,749	1,401,224	39,035,769	1,046,130
Institutional Shares	7,652,654	231,648	9,655,302	257,919
Redemption Fee
Investor Shares	-	466	-	168
Institutional Shares	-	141	-	55

112	Artisan Funds

NOTES TO FINANCIAL STATEMENTS

	MID CAP
	Year Ended 9/30/2013		Year Ended 9/30/2012
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	23,124,699	$953,489	30,911,938	$1,134,545
Institutional Shares	23,287,764	1,020,596	23,673,124	913,389
Net asset value of shares transferred
Investor Shares	(12,610,564)	(507,744)	(4,530,994)	(174,556)
Institutional Shares	12,610,564	507,744	4,530,994	174,556
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	5,921,843	223,076	-	-
Institutional Shares	1,721,450	67,463	-	-
Cost of shares redeemed(1)
Investor Shares	(34,800,770)	(1,418,304)	(39,072,083)	(1,419,234)
Institutional Shares	(7,434,144)	(326,157)	(4,238,239)	(163,767)
Net increase from fund share transactions
Investor Shares	(18,364,792)	(749,483)	(12,691,139)	(459,245)
Institutional Shares	30,185,634	1,269,646	23,965,879	924,178
Redemption Fee
Institutional Shares	-	-	-	-

	MID CAP VALUE
	Year Ended 9/30/2013		Year Ended 9/30/2012(5)
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	88,154,110	$2,092,450	108,982,585	$2,256,209
Institutional Shares	22,489,399	525,196	5,633,636	117,734
Net asset value of shares transferred
Investor Shares	(21,247,449)	(515,712)	(8,625,472)	(176,084)
Institutional Shares	21,231,889	515,712	8,625,472	176,084
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	18,470,144	384,733	26,809,143	510,446
Institutional Shares	984,258	20,502	-	-
Cost of shares redeemed(2)
Investor Shares	(94,574,520)	(2,184,695)	(88,350,116)	(1,817,057)
Institutional Shares	(5,950,328)	(142,610)	(1,223,102)	(25,019)
Net increase from fund share transactions
Investor Shares	(9,197,715)	(223,224)	38,816,140	773,514
Institutional Shares	38,755,218	918,800	13,036,006	268,799

Artisan Funds	113

NOTES TO FINANCIAL STATEMENTS

	SMALL CAP
	Year Ended 9/30/2013		Year Ended 9/30/2012(6)
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	32,253,075	$723,927	26,347,093	$518,831
Institutional Shares	6,293,870	148,315	2,169,494	41,497
Net asset value of shares transferred
Investor Shares	(105,328)	(2,418)	(291,535)	(7,672)
Institutional Shares	105,282	2,418	291,535	7,672
Cost of shares redeemed(1)
Investor Shares	(16,402,173)	(365,993)	(14,104,749)	(275,282)
Institutional Shares	(712,370)	(17,766)	(31,916)	(624)
Net increase from fund share transactions
Investor Shares	15,745,574	355,516	11,950,809	235,877
Institutional Shares	5,686,782	132,967	2,429,113	48,545

	SMALL CAP VALUE
	Year Ended 9/30/2013		Year Ended 9/30/2012(7)
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	27,625,555	$459,764	30,580,060	$477,485
Institutional Shares	2,235,363	35,595	1,430,115	21,930
Net asset value of shares transferred
Investor Shares	(1,620,952)	(27,664)	(20,221,662)	(316,629)
Institutional Shares	1,620,780	27,664	20,221,662	316,629
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	4,326,262	66,754	16,041,566	232,282
Institutional Shares	661,328	10,198	-	-
Cost of shares redeemed(2)
Investor Shares	(50,372,111)	(815,911)	(54,620,123)	(839,074)
Institutional Shares	(5,640,992)	(91,804)	(1,581,650)	(24,779)
Net increase from fund share transactions
Investor Shares	(20,041,246)	(317,057)	(28,220,159)	(445,936)
Institutional Shares	(1,123,521)	(18,347)	20,070,127	313,780

114	Artisan Funds

NOTES TO FINANCIAL STATEMENTS

	VALUE
	Year Ended 9/30/2013		Year Ended 9/30/2012
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	48,278,121	$619,978	36,033,224	$381,736
Institutional Shares	7,472,022	89,339	6,432,287	67,740
Net asset value of shares transferred
Investor Shares	(142,652)	(1,799)	(2,578,646)	(28,493)
Institutional Shares	142,426	1,799	2,578,646	28,493
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	451,150	5,121	369,799	3,598
Institutional Shares	159,218	1,807	70,062	682
Cost of shares redeemed(1)
Investor Shares	(21,418,031)	(263,577)	(18,831,659)	(198,942)
Institutional Shares	(3,097,184)	(38,944)	(1,054,396)	(11,067)
Net increase from fund share transactions
Investor Shares	27,168,588	359,723	14,992,718	157,899
Institutional Shares	4,676,482	54,001	8,026,599	85,848

(1)	Net of redemption fees.
(2)	Artisan Global Small Cap, Investor Shares: For the period from commencement of operations (June 25, 2013) through September 30, 2013.
(3)	Artisan Global Value Fund, Institutional Shares: For the period from commencement of operations July 17, 2012 through September 30, 2012.
(4)	Amount rounds to less than $1.
(5)	Artisan Mid Cap Value Fund, Institutional Shares: For the period from commencement of operations February 1, 2012 through September 30, 2012.
(6)	Artisan Small Cap Fund, Institutional Shares: For the period from commencement of operations May 7, 2012 through September 30, 2012.
(7)	Artisan Small Cap Value Fund, Institutional Shares: For the period from commencement of operations February 1, 2012 through September 30, 2012.

(14)	Subsequent Events:

The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

Artisan Funds	115

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders of Artisan Partners Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Artisan Partners Funds, Inc. (comprising, respectively, Artisan Emerging Markets Fund, Artisan Global Equity Fund, Artisan Global Opportunities Fund, Artisan Global Small Cap Fund, Artisan Global Value Fund, Artisan International Fund, Artisan International Small Cap Fund, Artisan International Value Fund, Artisan Mid Cap Fund, Artisan Mid Cap Value Fund, Artisan Small Cap Fund, Artisan Small Cap Value Fund, and Artisan Value Fund (the “Funds”)) as of September 30, 2013, and the related statements of operations, statements of changes in net assets, and the financials highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios of Artisan Partners Funds, Inc. at September 30, 2013, and the results of their operations, changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois

November 25, 2013

116	Artisan Funds

NOTES TO FINANCIAL STATEMENTS

Other Federal tax information (unaudited):

The Internal Revenue Code requires that shareholders be notified within 60 days of the Funds’ fiscal year-end of certain information regarding long-term capital gains, qualified dividend income and the dividends received deduction for corporate shareholders. This data is informational only. Every year in January, shareholders are sent a Form 1099-DIV which provides the federal tax status of dividends and distributions received during the calendar year. Shareholders are advised to consult their own tax advisor with respect to the specific tax consequences of investment in the Funds.

Each Fund hereby designates the following amounts as (i) long-term capital gain distributions for purposes of the dividends paid deduction (including earnings and profits distributed to shareholders on redemption of Fund shares, in thousands), (ii) the amount of ordinary dividends paid during the fiscal year ended September 30, 2013 that are considered qualified dividend income as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003, and (iii) the amount of ordinary dividends paid during the fiscal year ended September 30, 2013 that are eligible for the dividends received deduction available to certain corporate shareholders.

Fund	Long-Term Capital Gains	Qualified Dividend Income	Dividends Received Deduction
Emerging Markets	$-	79.90%	-%
Global Equity	413	46.32	13.34
Global Opportunities	-	-	-
Global Small Cap	-	-	-
Global Value	406	93.68	62.89
International	-	100.00	-
International Small Cap	3,609	100.00	-
International Value	38,639	88.90	-
Mid Cap	352,654	-	-
Mid Cap Value	364,296	100.00	95.49
Small Cap	-	-	-
Small Cap Value	39,583	100.00	100.00
Value	2,134	94.78	84.19

Artisan Funds	117

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of Artisan Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2013 to September 30, 2013.

Actual Expenses

The first line under the name of each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio for the six months ended September 30, 2013 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2013	Ending Account Value 9/30/2013	Expenses Paid During Period 4/1/2013-9/30/2013	Expense Ratio
Artisan Emerging Markets Fund
Institutional Shares
Actual	$1,000.00	$967.00	$5.77	1.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.92	1.17%
Advisor Shares
Actual	$1,000.00	$965.50	$7.49	1.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.69	1.52%

118	Artisan Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 4/1/2013	Ending Account Value 9/30/2013	Expenses Paid During Period 4/1/2013-9/30/2013	Expense Ratio
Artisan Global Equity Fund
Investor Shares
Actual	$1,000.00	$1,086.40	$7.85	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%
Artisan Global Opportunities Fund
Investor Shares
Actual	$1,000.00	$1,109.80	$6.66	1.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.38	1.26%
Institutional Shares
Actual	$1,000.00	$1,110.80	$5.24	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.01	0.99%
Artisan Global Small Cap Fund(1)
Investor Shares
Actual	$1,000.00	$1,061.00	$4.11	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,009.30	$4.00	1.50%
Artisan Global Value Fund
Investor Shares
Actual	$1,000.00	$1,109.10	$7.19	1.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$6.88	1.36%
Institutional Shares
Actual	$1,000.00	$1,111.50	$5.72	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.65	$5.47	1.08%
Artisan International Fund
Investor Shares
Actual	$1,000.00	$1,099.30	$6.37	1.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.12	1.21%
Institutional Shares
Actual	$1,000.00	$1,100.30	$5.11	0.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.21	$4.91	0.97%
Artisan International Small Cap Fund
Investor Shares
Actual	$1,000.00	$1,108.40	$7.93	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%

Artisan Funds	119

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 4/1/2013	Ending Account Value 9/30/2013	Expenses Paid During Period 4/1/2013-9/30/2013	Expense Ratio
Artisan International Value Fund
Investor Shares
Actual	$1,000.00	$1,132.80	$6.20	1.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.87	1.16%
Institutional Shares
Actual	$1,000.00	$1,133.80	$5.14	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.26	$4.86	0.96%
Artisan Mid Cap Fund
Investor Shares
Actual	$1,000.00	$1,193.10	$6.76	1.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.23	1.23%
Institutional Shares
Actual	$1,000.00	$1,194.70	$5.28	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.26	$4.86	0.96%
Artisan Mid Cap Value Fund
Investor Shares
Actual	$1,000.00	$1,089.30	$6.34	1.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.12	1.21%
Institutional Shares
Actual	$1,000.00	$1,090.50	$5.14	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$4.96	0.98%
Artisan Small Cap Fund
Investor Shares
Actual	$1,000.00	$1,191.80	$6.87	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%
Institutional Shares
Actual	$1,000.00	$1,193.50	$5.72	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.27	1.04%
Artisan Small Cap Value Fund
Investor Shares
Actual	$1,000.00	$1,085.30	$6.59	1.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.38	1.26%
Institutional Shares
Actual	$1,000.00	$1,086.50	$5.23	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.06	1.00%

120	Artisan Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 4/1/2013	Ending Account Value 9/30/2013	Expenses Paid During Period 4/1/2013-9/30/2013	Expense Ratio
Artisan Value Fund
Investor Shares
Actual	$1,000.00	$1,067.00	$5.39	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.27	1.04%
Institutional Shares
Actual	$1,000.00	$1,068.50	$3.94	0.76%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.26	$3.85	0.76%

(1)

The account value and the expenses paid for Global Small Cap Fund have been presented for the period from commencement of operations (June 25, 2013) through September 30, 2013. Assuming a six month period, the actual account value as of September 30, 2013 and the expenses paid during period 4/1/2013-9/30/2013 would have been as follows:

	Beginning Account Value 4/1/2013	Ending Account Value 9/30/2013	Expenses Paid During Period 4/1/2013-9/30/2013
Artisan Global Small Cap Fund - Investor Shares
Actual	$1,000.00	$1,061.00	$7.75
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59

Artisan Funds	121

FACTORS CONSIDERED IN APPROVING ARTISAN GLOBAL SMALL CAP FUND’S ADVISORY AGREEMENT

Artisan Global Small Cap Fund’s (the “Fund”) board of directors, including a quorum of the independent directors, formally considered the initial approval of an investment advisory agreement (the “Advisory Agreement”) between Artisan Partners Funds, Inc. (“Artisan Funds”), on behalf of the Fund, and Artisan Partners Limited Partnership (“Artisan Partners”) at a meeting held on February 12, 2013 (the “Meeting”).

Prior to the Meeting, independent counsel to the independent directors sent Artisan Partners a request for information to be provided to the directors in connection with their consideration of the initial approval of the Advisory Agreement. Artisan Partners provided materials to the directors in response to that request, other information Artisan Partners believed was useful in evaluating the Advisory Agreement and reports prepared by Lipper Inc. (“Lipper”), an independent source of investment company data, relating to the Fund’s management fees and projected expenses compared to the management fees and expenses of a peer group determined by Lipper to be comparable. The directors also received and reviewed a memorandum from their independent counsel regarding the directors’ responsibilities in evaluating the Fund’s Advisory Agreement. In addition, the directors considered information Artisan Partners provided in connection with the proposed continuation of the advisory agreements between Artisan Partners and Artisan Funds on behalf of each of the other series of Artisan Funds at the board’s October and November 2012 meetings.

In evaluating the Advisory Agreement, the directors reviewed the information provided and discussed with representatives of Artisan Partners the nature, extent and quality of the advisory and other services to be provided by Artisan Partners to the Fund, the anticipated overall expense ratio of the Fund, and the prospect for economies of scale and other benefits being derived by Artisan Partners from its relationship with the Fund. In addition to the third-party reports by Lipper and the memorandum from independent counsel, the directors reviewed information provided prior to the Meeting concerning, among other things, the following:

•

Artisan Partners’ personnel and methods, including Artisan Partners’ assessment of its ability to attract and retain capable research, advisory and administrative personnel, including incentive plans and retirement policies, and Artisan Partners’ assessment of recent hiring and retention experience; the compensation structure for Artisan Partners’ personnel with primary responsibility for managing the Fund; the time and attention of Artisan Partners’ investment personnel to be devoted to the Fund, and other demands on their time relating to managing portfolios for both mutual fund and non-mutual fund clients; Artisan Partners’ research and decision-making processes, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the Fund; the policies relating to the assignment of Artisan Partners’ personnel to Artisan Funds’ portfolios and other accounts advised or sub-advised by Artisan Partners; the adequacy and sophistication of Artisan Partners’ technology and systems with respect to investment and administrative matters; and the education, experience and number of Artisan Partners’ personnel who are expected to provide services to the Fund;

•

The terms of the Advisory Agreement, including a list of services performed by Artisan Partners; how the services performed by Artisan Partners differ from (a) the services performed by Artisan Partners under other advisory agreements with registered investment companies or other accounts, and (b) the services typically performed by an

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FACTORS CONSIDERED IN APPROVING ARTISAN GLOBAL SMALL CAP FUND’S ADVISORY AGREEMENT

investment adviser for registered investment companies and other accounts; Artisan Partners’ responsibility for making investment decisions and for observing investment objectives, policies and restrictions of the Fund; Artisan Partners’ standard of care; and termination provisions;

•

Any litigation pending, threatened or settled involving Artisan Partners, and the results of any audits, investigations or examinations by the Securities and Exchange Commission (the “SEC”) or other governmental or regulatory authorities;

•

Information regarding fee arrangements, including a comparison of the estimated total expense ratio of the Fund with the total expense ratios of other mutual funds (taking into account factors bearing on comparability, such as size, account-level charges, and investment objective); the structure of the proposed advisory fees, including the method of computing fees, and the frequency of payment of fees; a comparison of the proposed advisory fees charged by Artisan Partners to the Fund with the advisory fees charged by other advisory organizations for managing mutual funds and other accounts, especially funds and accounts having similar investment goals and providing similar service; voluntary or contractual advisory fee limitations or reductions and the relationship of fees to any fee limitation; the possible cost savings by Artisan Partners, incentives to effect savings, and sharing of savings with the Fund; whether Artisan Partners expects to realize any economies of scale in providing services to the Fund and, if so, whether the economies of scale are expected to be shared with the Fund; a comparison of fees proposed to be charged by Artisan Partners to the Fund with the fees that could be expected to be charged by Artisan Partners for managing other accounts, including separate accounts and other mutual funds to which Artisan Partners provides sub-advisory services, with similar investment goals, including an explanation of any material differences, as well as any differences attributable to differences in the nature or scope of services provided; information regarding other expenses, including expenses expected to be incurred by each of (a) Artisan Partners, as adviser and administrator, (b) Artisan Partners Distributors LLC, as the principal underwriter, and (c) the Fund; custodian, shareholder servicing and transfer agent fees; and information regarding payments to financial intermediaries;

•

Potential “fall-out” benefits to Artisan Partners or its affiliates from their proposed relationship with the Fund, in addition to the proposed advisory fees; benefits to Artisan Partners or its affiliates in selling other products or attracting and retaining other clients and receipt of research paid for with commissions; and the method of estimating other benefits;

•

Matters relating to brokerage and portfolio transactions, including Artisan Partners’ obligation to seek best execution of portfolio transactions and the quality of execution it has achieved in the management of other accounts; Artisan Partners’ policies relating to allocation of brokerage for research and other services (“soft dollars”); Artisan Partners’ practices in light of SEC guidance under Section 28(e) of the Securities Exchange Act of 1934; research purchased with Artisan Partners’ cash; research available for purchase by cash; and Artisan Partners’ policies relating to the execution of portfolio transactions through brokers who sell Artisan Funds’ shares and steps taken to comply with Rule 12b-1(h) under the Investment Company Act of 1940;

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FACTORS CONSIDERED IN APPROVING ARTISAN GLOBAL SMALL CAP FUND’S ADVISORY AGREEMENT

•

Artisan Partners’ financial condition and stability and financial arrangements between Artisan Partners and its parent organization; any material changes (financial or otherwise) that have occurred during the past year or that are anticipated to occur during the next 12 months in the business of Artisan Partners or its parent; whether and how any such changes are expected to affect the services to be performed by Artisan Partners for the Fund; and succession planning with respect to key portfolio management and other personnel;

•	The potential profitability to Artisan Partners of its relationship with the Fund; and

•

Potential conflicts of interest between the Fund and Artisan Partners and circumstances and actions addressing or bearing on potential conflicts of interest, including: the type and number of other clients served by Artisan Partners; the basis of sharing personnel, services, research and advice among clients; Artisan Partners’ policies relating to decisions to buy or sell securities for the Fund and other clients where the same security might be bought or sold for a number of clients; Artisan Partners’ policies relating to allocating purchases and sales of the same security, including initial public offerings, among the Fund and other clients of Artisan Partners; the possible advantages, including economies of scale, and disadvantages in having an investment adviser that has other clients; any relevant investments by Artisan Partners on its own behalf and possible related conflicts of interest with the Fund; and Artisan Partners’ code of ethics.

At the Meeting, after discussion and consideration of the information presented, the independent directors met in executive session with their independent counsel to discuss the materials presented. The independent directors and their independent counsel reviewed with the full board the information discussed at the Meeting and during the executive session. The directors then considered whether any further discussion or review was necessary, concluding that the information reviewed by the independent directors at the Meeting and at the October and November 2012 meetings provided a strong basis for considering the initial approval of the Advisory Agreement. The directors then reviewed and affirmed each of the following conclusions:

The nature, extent, and quality of Artisan Partners’ services. The directors concluded that the nature and extent of Artisan Partners’ services proposed to be provided to the Fund would be appropriate and consistent with, and in some cases more advantageous to the Fund than, the terms of the Advisory Agreement. The directors concluded that Artisan Partners has sufficient and well-qualified personnel, with appropriate education and experience, to serve the Fund effectively and that key personnel, including the proposed investment management team, would not be undesirably overextended in assuming management responsibilities for the Fund.

The investment performance of the Fund. Because the Fund was not yet in operation, the directors noted that the Fund has no performance history of its own. However, the directors reviewed the performance history of the proposed investment management team and concluded that the proposed investment management team had produced successful historical results. In particular, the directors noted that the proposed co-portfolio managers of the Fund had produced successful historical results for Artisan International Fund and Artisan International Small Cap Fund over the long term and for Artisan Global Equity Fund since its inception in 2010.

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FACTORS CONSIDERED IN APPROVING ARTISAN GLOBAL SMALL CAP FUND’S ADVISORY AGREEMENT

Cost of services, economies of scale and benefits derived by Artisan Partners. The directors concluded that the overall estimated expense ratio of the Fund (after giving effect to Artisan Partners’ contractual undertaking to reimburse the Fund for ordinary operating expenses in excess of 1.50% of the Fund’s average net assets annually) was reasonable in relation to the nature, extent and quality of services to be provided to the Fund and in comparison to (i) the fees charged by mutual funds considered by Lipper to be within the same peer category or universe as the Fund and (ii) the fees charged and the array of services offered to other Artisan Partners clients, including its separate account clients. The directors also concluded that since the Fund does not currently have any assets, Artisan Partners is not realizing any material benefits from economies of scale with respect to the Fund. The directors also noted Artisan Partners’ representations that economies of scale were not expected for the Fund because of capacity constraints in the Fund’s investment strategy.

Other benefits derived by the Fund or Artisan Partners. The directors concluded that, other than the services provided by Artisan Partners pursuant to the Advisory Agreement and the proposed management fees to be paid in return, the Fund and Artisan Partners may potentially benefit from their relationship with each other in several ways. For Artisan Partners, the directors concluded there were potentially two primary fall-out benefits: (1) the potential conversion of Fund shareholders to separate account clients; and (2) the acquisition of research products and services in return for commissions paid by the Fund on portfolio transactions (“soft dollars”). The directors concluded that, although Artisan Partners may derive those additional benefits, the Fund also could benefit from potential institutional shareholders who might choose to invest in the Fund because they want Artisan Partners’ services, but do not meet Artisan Partners’ minimum separate account size requirements. The directors also concluded that the Fund could benefit from Artisan Partners’ use of soft dollars generated with respect to its separate account clients.

Following those discussions, the board approved the Fund’s Advisory Agreement, dated February 12, 2013, through November 30, 2014 by the unanimous vote of all directors and also by the unanimous vote of all the “non-interested” directors.

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FACTORS CONSIDERED IN APPROVING THE FUNDS’ AMENDED AND RESTATED INVESTMENT ADVISORY AGREEMENT

Artisan Funds’ board of directors, including a quorum of the independent directors, formally considered and unanimously approved the amended and restated investment advisory agreement (the “Amended and Restated Advisory Agreement”) between Artisan Funds, on behalf of each Fund, and Artisan Partners at a meeting held on August 13, 2013. On the basis of the considerations discussed below, the Board concluded that the approval of the Amended and Restated Advisory Agreement would be in the best interests of each Fund.

The Board recommended to shareholders of each Fund that they approve the Amended and Restated Advisory Agreement at the special meeting of shareholders to be held on November 12, 2013. The Amended and Restated Advisory Agreement would be effective upon shareholder approval and the expected change of control of Artisan Partners resulting from transition arrangements triggered by Artisan Partners Asset Management Inc.’s (“APAM”) (the general partner of the parent company of Artisan Partners) initial public offering (the “Transition”). The Amended and Restated Advisory Agreement would continue in effect through June 30, 2015.

In determining to approve the Amended and Restated Advisory Agreement between Artisan Funds, on behalf of each Fund, and Artisan Partners, the directors considered and reviewed all the information provided to them in connection with this matter by Artisan Partners prior to and at their August 13, 2013 meeting. In all of their deliberations, the independent directors were advised by independent counsel to the independent directors.

The directors focused on the fact that, in connection with APAM’s initial public offering (“IPO”) and as a result of the Transition, Artisan Partners is expected to undergo a change of control no later than March 12, 2014. The directors noted that such change of control would constitute an assignment of the current investment advisory agreements (the “Current Advisory Agreements”) for each Fund and, therefore, result in the automatic termination of each of those agreements under the 1940 Act. The directors considered that the Amended and Restated Advisory Agreement is being proposed primarily in response to the Transition. The directors also considered that, given the need for new investment advisory agreements to replace the Current Advisory Agreements upon their termination, Artisan Partners took the opportunity to standardize, clarify and modernize various provisions of the Current Advisory Agreements and combine all thirteen agreements, one for each of the thirteen series of Artisan Funds, into a single Amended and Restated Advisory Agreement for all Funds. The directors considered that the Current Advisory Agreements were implemented at different times over the course of many years and therefore differ in some respects from Fund to Fund and contain some outdated provisions. The Board concluded that the standardization and combination of all the Current Advisory Agreements into a single Amended and Restated Advisory Agreement would benefit the Funds by eliminating outdated provisions, making the administration of the Funds more efficient and providing more flexibility for the operations of the Funds, within the limits of the applicable law.

The directors recognized the benefit of Artisan Partners’ continued management of the Funds following the Transition. In this regard, the directors noted that the IPO had not resulted in any changes in the management or operation of the investment advisory functions performed by Artisan Partners with respect to the Funds, including any changes in the personnel engaged in the day-to-day investment management of the Funds or the investment style, philosophy or strategy of the Funds. The directors also noted that the IPO

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FACTORS CONSIDERED IN APPROVING THE FUNDS’ AMENDED AND RESTATED INVESTMENT ADVISORY AGREEMENT

had not caused any reduction in the quality of services provided to the Funds and did not have any effect on Artisan Partners’ ability to fulfill its obligations to the Funds under the Current Advisory Agreements. Similarly, the directors noted that the Transition is not expected to have a material effect on Artisan Partners or result in any changes in the personnel engaged in the day-to-day investment management of the Funds or the investment style, philosophy or strategy of the Funds. The directors concluded that providing for the continued management of the Funds by Artisan Partners following the Transition would benefit the Funds.

The directors evaluated the terms of the proposed Amended and Restated Advisory Agreement, in comparison with the terms of the Current Advisory Agreements. The directors noted that there would be no change in the rate of the advisory fees that the Funds would pay to Artisan Partners under the Amended and Restated Advisory Agreement. The directors determined that the differences between the Current Advisory Agreements and the Amended and Restated Advisory Agreement would not appreciably change the scope or quality of the services to be provided by Artisan Partners to the Funds. The directors also noted that Artisan Partners’ standard of care under the Amended and Restated Advisory Agreement, which states that Artisan Partners is not liable to a Fund or to any shareholder of a Fund for any loss suffered by a Fund or any shareholder of a Fund from or as a consequence of any act or omission of Artisan Partners, or any of its partners, employees or agents, in the course of, or in connection with, rendering services under the agreement, unless there is willful misfeasance, bad faith or gross negligence on the part of Artisan Partners or reckless disregard of its obligations and duties, would remain unchanged.

The directors also considered that, in connection with the preparation of a single Amended and Restated Advisory Agreement for all Funds, Artisan Partners proposed to reallocate certain expenses to the Funds for which Artisan Partners is contractually responsible under the Current Advisory Agreements for certain, but not all, Funds.

Certain expenses relating to the determination of daily price computations borne by Artisan Partners on behalf of Artisan Emerging Markets Fund, Artisan Global Value Fund, Artisan International Fund, Artisan Small Cap Fund and Artisan Value Fund (the “Five Funds”) under the Current Advisory Agreements would be borne by those Funds under the Amended and Restated Advisory Agreement. The directors noted that the Current Advisory Agreements for each of the other Funds already state that the Funds bear such expenses. The directors considered that the reallocation of such expenses to the Five Funds would increase the gross expense ratio of each of the Five Funds by less than 0.01%. The directors determined that this increase in expenses of the Five Funds is immaterial. The directors further noted that Artisan Partners has, in a separate contract, agreed to reimburse Artisan Global Value Fund, one of the Five Funds, for its management fee and any other ordinary operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs) in excess of 1.50% of its average daily net assets through February 1, 2014, such that shareholders of such Fund would not experience any increase in expenses at least through such date.

The directors also noted that the Amended and Restated Advisory Agreement provides that each Fund shall bear all expenses of maintaining the registration of such Fund under the 1933 Act and the 1940 Act. By contrast, the Current Advisory Agreements for Artisan

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FACTORS CONSIDERED IN APPROVING THE FUNDS’ AMENDED AND RESTATED INVESTMENT ADVISORY AGREEMENT

International Fund and Artisan Small Cap Fund provide that Artisan Partners shall bear all expenses relating to maintaining registration of those Funds under the 1933 Act. The directors noted that this change would not in fact result in any increase of expenses to those Funds because the only expenses relating to maintaining registration of those Funds which the Funds have historically borne are filing fees payable pursuant to Rule 24f-2 under the 1940 Act, which the Funds and Artisan Partners have regarded as expenses under the 1940 Act, rather than under the 1933 Act. Those expenses would continue to be borne by the Funds under the Amended and Restated Advisory Agreement.

The directors also took into account their deliberations and conclusions, including the extensive materials that they reviewed, in connection with their most recent approval of the Current Advisory Agreements. The directors noted that they had approved the renewal of each of the Current Advisory Agreements for the Funds, except Artisan Global Small Cap Fund, for a one-year period commencing December 1, 2012, at their November 13, 2012 meeting, after conducting an extensive review of all materials provided in connection with the approval process at their October 26, 2012 and November 12-13, 2012 meetings. The directors also noted that they had approved the Current Advisory Agreement for Artisan Global Small Cap Fund, which commenced operations on June 25, 2013, for a one-year period commencing June 21, 2013, at their February 12, 2013 meeting, after conducting an extensive review of all materials provided in connection with the approval process at their February 12, 2013 meeting. Although they did not conduct a detailed review of each factor, at their August 13, 2013 meeting, the directors noted that, at each of these earlier meetings, they had considered various factors in connection with the approval process, as applicable, including: (i) the nature, extent and quality of Artisan Partners’ services; (ii) the investment performance of each existing Fund; (iii) the costs of the services to be provided and profits realized or expected to be realized by Artisan Partners; (iv) the extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors; (v) the services to be rendered and the amounts to be paid under the investment advisory agreements in comparison to the amounts paid by other mutual funds considered by Lipper to be within the same category or universe as each existing Fund and the array of services offered and fees charged to other clients of Artisan Partners, including separate account clients and mutual funds for which it serves as sub-adviser; and (vi) other benefits derived by the Funds or Artisan Partners from their relationship with each other.

Finally, the directors requested and received information from Artisan Partners regarding any material changes to any of the information they considered at the October 2012, November 2012 and February 2013 meetings in connection with their approvals of the Current Advisory Agreements. In this regard, the directors noted that the officers of the Funds believed that there were no material updates to Artisan Partners’ responses that had not otherwise been previously reported to the directors.

Based on the foregoing considerations, on August 13, 2013, the directors present, including a majority of the independent directors, unanimously approved the Amended and Restated Advisory Agreement and determined to recommend its approval to the shareholders of the Funds.

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NOTES ON MANAGEMENT’S  DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

The discussions of each Fund included in this report include statistical information about the portfolios of each of the Funds. Except as otherwise noted, that information is as of September 30, 2013. That information will vary with changes in a Fund’s portfolio investments. The performance information for each Fund relative to its benchmark index discussed in this report was prepared by the Adviser using information reported by FactSet Research Systems, Inc. (“FactSet”). For the purposes of assigning portfolio securities to a particular country in this report, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. However, the Adviser in its own judgment may consider an issuer to be from a country other than the country designated by the securities information vendors. The Adviser currently uses MSCI Inc. as its primary source and FactSet as a secondary source for this information. The primary information vendor’s criteria include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. The Adviser may also consider other criteria such as the source of a company’s revenues. Over time, country designations may change.

For the purposes of assigning portfolio securities to a particular sector and industry, the Adviser assigns securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI Inc. and Standard & Poor’s (to the extent available) as primary sources and FactSet (to the extent available) as a secondary source for this information. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry, or if the published classification appears to be erroneous, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and other publicly available information about the company’s peer group. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Definition of Portfolio Statistic

Market Capitalization is the aggregate value of all of a company’s outstanding equity securities.

Descriptions of Indices

Each Fund’s performance is compared in this report to changes in one or more indices, including in all cases a broad-based index of changes in prices of securities in the markets in which the Fund invests. All of the indices are unmanaged and their returns include reinvested dividends. Unlike the Funds’ returns, the returns of each index do not include the payment of sales commissions or other expenses that would be incurred in the purchase or sale of the securities included in that index. An investment cannot be made directly in an index. Fair value pricing is not employed by market indices.

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NOTES ON MANAGEMENT’S DISCUSSION OF FUND  PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

The indices to which the Funds are compared are:

Artisan Emerging Markets Fund – Morgan Stanley Capital International Emerging Markets Index is a market-weighted index of companies in emerging markets.

Artisan Global Equity, Artisan Global Opportunities and Artisan Global Value Funds – Morgan Stanley Capital International All Country World Index (MSCI ACWI) is a market-weighted index of global developed and emerging markets.

Artisan Global Small Cap Fund – Morgan Stanley Capital International All Country World Small Cap Index (MSCI ACWI Small Cap) – is a market-weighted index of small cap securities of global developed and emerging markets.

Artisan International, Artisan International Small Cap and Artisan International Value Funds – Morgan Stanley Capital International EAFE Index (MSCI EAFE) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada. MSCI EAFE’s average annual return since inception of the International Fund is based upon a starting date of December 31, 1995.

Artisan International Fund – Morgan Stanley Capital International EAFE Growth Index (MSCI EAFE Growth) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada, that exhibits growth investment style characteristics according to MSCI’s methodology. MSCI EAFE Growth’s average annual return since inception of the International Fund is based upon a starting date of December 31, 1995.

Artisan International Fund – Morgan Stanley Capital All Country World Index Ex U.S. (MSCI ACWI Ex U.S.) is a market-weighted index of global developed and emerging markets, excluding the U.S.

Artisan International Small Cap Fund – Morgan Stanley Capital International EAFE Small Cap Index (MSCI EAFE Small Cap) is a market-weighted index of small companies in developed markets, excluding the U.S. and Canada.

Artisan International Value Fund – Morgan Stanley Capital International EAFE Value Index (MSCI EAFE Value) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada, that exhibits value investment style characteristics according to MSCI’s methodology.

Artisan Mid Cap and Artisan Mid Cap Value Funds – Russell Midcap® Index is a market-weighted index of about 800 medium-sized U.S. companies.

Artisan Mid Cap Fund – Russell Midcap® Growth Index is a market-weighted index of those medium-sized companies included in the Russell Midcap® Index with higher price-to-book and higher forecasted growth values.

Artisan Mid Cap Value Fund – Russell Midcap® Value Index is a market-weighted index of those medium-sized companies included in the Russell Midcap® Index with lower price-to-book ratios and lower forecasted growth values.

Artisan Small Cap and Artisan Small Cap Value Funds – Russell 2000® Index is a market-weighted index of about 2,000 small U.S. companies.

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NOTES ON MANAGEMENT’S DISCUSSION OF  FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

Artisan Small Cap Fund – Russell 2000® Growth Index is a market-weighted index of those small companies included in the Russell 2000® Index with higher price-to-book ratios and higher forecasted growth values.

Artisan Small Cap Value Fund – Russell 2000® Value Index is a market-weighted index of those small companies included in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values.

Artisan Value Fund – Russell 1000® Index is a market-weighted index of about 1,000 large U.S. companies.

Artisan Value Fund – Russell 1000® Value Index is a market-weighted index of those large companies included in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values.

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report, if any, are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by the Adviser. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The MSCI information may only be used by the reader, may not be reproduced or redisseminated in any form and may not be used to create any financial instruments or products or any indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the reader of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall MSCI Parties have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

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NOTES ON MANAGEMENT’S DISCUSSION OF FUND  PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

Russell Investment Group is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. The presentation may contain confidential information and unauthorized use, disclosure, copying, dissemination or redistribution is strictly prohibited. This is a presentation of Artisan Funds. Russell Investment Group is not responsible for the formatting or configuration of this material or for any inaccuracy in Artisan Funds’ presentation thereof.

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Funds’ proxy voting policies and procedures, without charge, upon request by calling 800.344.1770. That information also is included in Artisan Funds’ statement of additional information, which is available without charge, on Artisan Funds’ website at www.artisanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Artisan Fund voted proxies relating to portfolio securities held during the twelve-month period ended June 30 is available without charge, on Artisan Funds’ website at www.artisanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

INFORMATION ABOUT PORTFOLIO SECURITIES

Artisan Funds files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the quarters ending December 31 and June 30 (the first and third quarters of the Funds’ fiscal year) on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. You also may review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 800.SEC.0330.

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DIRECTORS AND OFFICERS

The board of directors has overall responsibility for the conduct of the affairs of Artisan Funds. Each director serves an indefinite term of unlimited duration until the next annual meeting of shareholders and until the election and qualification of his or her successor or until he or she retires, resigns or is removed from office. Artisan Funds’ bylaws further provide that each director must retire by the end of the calendar year in which he or she attains the age of 72. The board of directors may fill any vacancy on the board provided that after such appointment at least two-thirds of the directors have been elected by the shareholders. The shareholders may remove a director by a vote of a majority of the outstanding shares of the Funds at any meeting of shareholders called for the purpose of removing such director.

The board of directors elects the officers of Artisan Funds. Each officer serves until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed or disqualified. The board of directors may remove any officer with or without cause at any time.
The names and ages of the directors and officers as of November 15, 2013, the position each holds with the Funds, the date each was first elected to office, their principal business occupations and other directorships they have held during at least the last five years are shown below.1 Each director oversees all thirteen series of Artisan Funds.

Name and Age at 11/15/13	Position(s) Held with Artisan Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during at least the Past 5 Years	Other Public Company or Registered Investment Company Directorships Held
Directors who are not “interested persons” of Artisan Funds:
David A. Erne – 70	Director and Independent Chair of the Board of Directors	Director since 3/27/95; Independent Chair since 2/4/05	Of counsel to the law firm Reinhart Boerner Van Deuren s.c., Milwaukee, WI.	Former Trustee, Northwestern Mutual Life Insurance Company (individual life insurance, disability insurance and annuity company).
Gail L. Hanson – 57	Director	1/1/12	Chief Financial Officer, Aurora Health Care (not for profit health care provider); from September 2004 to February 2011, Deputy Executive Director, State of Wisconsin Investment Board.	Director, Northwestern Mutual Series Fund, Inc. (investment company) (28 portfolios).
Thomas R. Hefty – 66	Director	3/27/95	Retired; from January 2007 to February 2008, President, Kern Family Foundation (private, grant-making organization); until December 2006, of counsel to the law firm Reinhart Boerner Van Deuren s.c., Milwaukee, WI; until December 2006, Adjunct Professor, Department of Business and Economics, Ripon College; until December 2002, Chairman of the Board and Chief Executive Officer of Cobalt Corporation (provider of managed care and specialty business services).	None.

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DIRECTORS AND OFFICERS

Name and Age at 11/15/13	Position(s) Held with Artisan Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during at least the Past 5 Years	Other Public Company or Registered Investment Company Directorships Held
Patrick S. Pittard – 67	Director	8/9/01	Distinguished Executive in Residence (teaching position), University of Georgia; until December 2012, Chairman and Chief Executive Officer, ACT Bridge, Inc. (enterprise talent management firm); until October 2001, Chairman of the Board, President and Chief Executive Officer of Heidrick & Struggles International, Inc. (executive search firm).	Director, Lincoln National Corporation (insurance and investment management company); former Director, Cbeyond, Inc. (telecommunications company, formerly Cbeyond Communications, Inc.).
R. Scott Trumbull – 65	Director	11/13/12	Chairman, Chief Executive Officer and Director, Franklin Electric Co., Inc. (manufacturer of water and fuel pumping systems).	Director, Health Care REIT (investor in health care real estate).
Director who is an “interested person” of Artisan Funds and Officer:
Eric R. Colson – 44*	Director, President and Chief Executive Officer	President and Chief Executive Officer since 2/9/10; Director since 11/12/13	President, Chief Executive Officer and Director of Artisan Partners Asset Management Inc. (since March 2013); Managing Director, Chief Executive Officer (since January 2010) and President (since April 2013) of Artisan Partners; prior thereto, Managing Director and Chief Operating Officer – Investment Operations of Artisan Partners.	None.
Officers:
Brooke J. Billick – 59	Chief Compliance Officer	8/19/04	Chief Compliance Officer – U.S. Mutual Funds and Associate Counsel of Artisan Partners; Chief Compliance Officer of Artisan Partners Distributors LLC; until January 2012, Chief Compliance Officer of Artisan Partners.	None.
Gregory K. Ramirez – 43	Chief Financial Officer, Vice President and Treasurer	2/8/11	Managing Director and since April 2013 Vice President and Assistant Treasurer of Artisan Partners; Vice President, Treasurer and Chief Financial Officer of Artisan Partners Distributors LLC since July 2012; prior thereto, Assistant Treasurer of Artisan Partners Distributors LLC; until February 2011, Assistant Secretary and Assistant Treasurer of Artisan Funds.	None.

134	Artisan Funds

DIRECTORS AND OFFICERS

Name and Age at 11/15/13	Position(s) Held with Artisan Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during at least the Past 5 Years	Other Public Company or Registered Investment Company Directorships Held
Sarah A. Johnson – 41	General Counsel, Vice President and Secretary	2/8/11	Managing Director (since March 2010), Vice President (since April 2013), Secretary (since October 2013), Chief Compliance Officer (January 2012–September 2013) and General Counsel (since October 2013) of Artisan Partners; prior thereto Associate Counsel of Artisan Partners; Vice President and Secretary of Artisan Partners Distributors, LLC; until February 2011, Assistant Secretary of Artisan Funds.	None.
James S. Hamman, Jr. – 44	Vice President and Assistant Secretary	2/8/11	Associate Counsel (since March 2010), Vice President (since April 2013) and Assistant Secretary (since October 2013) of Artisan Partners; from January 2008 until February 2010, Principal of Elite Investment Partners, LLC; prior thereto, Executive Vice President, General Counsel and Secretary of Calamos Asset Management, Inc.	None.
Stephen W. Hlavach – 45	Assistant Treasurer	2/14/12	Tax Director (since January 2011) and Assistant Treasurer (since April 2013) of Artisan Partners; prior thereto, Tax Lead, Mergers & Acquisitions of The Boeing Company.	None.
Shannon K. Jagodinski – 36	Assistant Treasurer	2/14/12	Senior Manager of Investment Accounting of Artisan Partners.	None.

[1]	Andrew A. Ziegler retired as an interested director of Artisan Funds effective November 12, 2013.
*	Mr. Colson is an “interested person” of Artisan Funds, as defined in the 1940 Act, because he is President and Chief Executive Officer of Artisan Funds and a Managing Director, President and Chief Executive Officer of Artisan Partners. Mr. Colson also serves as President and Chief Executive Officer of Artisan Investments GP LLC (the general partner of Artisan Partners) and Artisan Partners Holdings LP (the parent company of Artisan Partners) and President, Chief Executive Officer and Director of Artisan Partners Asset Management Inc. (the general partner of Artisan Partners Holdings LP).

The business address of the officers and the director affiliated with Artisan Partners is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. The address of the other directors is c/o Artisan Funds, 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

Artisan Funds’ statement of additional information (SAI) contains further information about the directors. Please call 800.344.1770 or visit our website at www.artisanfunds.com for a free copy of the SAI.

Artisan Funds	135

ARTISAN FUNDS

P.O. BOX 8412

BOSTON, MA 02266-8412

Item 2.    Code of Ethics.

(a) Registrant has adopted a code of ethics (the “Code”) that applies to its principal executive officer, principal financial officer and principal accounting officer (the “Covered Officers”).

(b) No disclosures are required pursuant to this Item 2(b).

(c) During the period covered by the report, registrant did not make any substantive amendments to the Code.

(d) During the period covered by the report, registrant did not grant any waivers, including implicit waivers, from the provisions of the Code.

(e) Not applicable.

(f) A copy of the Code is filed as Exhibit (a)(1) to this Form N-CSR.

Item 3.    Audit Committee Financial Expert.

Registrant’s board of directors has determined that Thomas R. Hefty, member and chairman of the registrant’s audit committee, Gail L. Hanson, member of the registrant’s audit committee, and R. Scott Trumbull, member of the registrant’s audit committee, each qualify as an audit committee financial expert, as such term is defined in Instruction 2(b) to Item 3 of Form N-CSR. Mr. Hefty, Ms. Hanson and Mr. Trumbull are “independent” as such term is defined in paragraph (a)(2) of Item 3 of Form N-CSR.

Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including, without limitation, for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.    Principal Accountant Fees and Services.

Aggregate fees billed to the registrant for professional services rendered by the registrant’s principal accountant, Ernst & Young LLP, are summarized in the tables below. The tables summarize fees billed (or to be billed) by the registrant’s principal accountant for work performed relating to each applicable period identified below.

Fees:

	Fiscal Year Ended September 30, 2013	Fiscal Year Ended September 30, 2012
Audit Fees (a)	$284,400	$265,500
Audit-Related Fees (b)	$52,260	$50,200
Tax Fees (c)	$252,454	$323,650
All Other Fees (d)	$—	—

(a) “Audit Fees” include amounts for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements and services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements, including for 2013, portions of which have not been billed at the time of this filing and fees billed for consents issued in conjunction with the registrant’s post-effective amendments to the Funds’ registration statements filed for each of the last two fiscal years. The fees billed during the fiscal year ended September 30, 2013 also include the consent issued in conjunction with the registrant’s post-effective amendments to the Funds’ registration statements filed in connection with the initial offering of investor shares of Artisan Global Small Cap Fund. The fees billed during the fiscal year ended September 30, 2012 also include consents issued in conjunction with the registrant’s post-effective amendments to the Funds’ registration statements filed in connection with the name change of Artisan Global Opportunities Fund (formerly Artisan Growth Opportunities Fund) and the initial offering of institutional shares of Artisan Global Value Fund, Artisan Mid Cap Value Fund, Artisan Small Cap Fund and Artisan Small Cap Value Fund.

(b) “Audit-Related Fees” include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements. Audit-related fees have not been reported under the item “audit fees” in the chart above.

The fees billed by Ernst & Young LLP during the fiscal years ended September 30, 2013 and September 30, 2012 include fees incurred for services for review procedures performed in conjunction with the semiannual reports to shareholders as of March 31, 2013 and March 31, 2012.

(c) “Tax Fees” include amounts for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning.

The fees shown in the table above for the fiscal year ended September 30, 2013 include fees for (1) the review and preparation of the Funds’ income tax returns for the fiscal year ended September 30, 2013, which have not been billed as of the time of this filing; (2) the review of excise tax calculations and preparation of excise tax returns for the calendar year ended December 31, 2013, which also have not yet been billed as of the time of this filing; (3) the use of a PFIC database supplied by Ernst & Young LLP for the fiscal year ended September 30, 2012 and the excise year ended December 31, 2012, and the semiannual period ended March 31, 2013; (4) the use of a Qualified Foreign Corporation (QFC) Database supplied by Ernst & Young LLP for the calendar year ended December 31, 2012; (5) the use of a Global Withholding Tax Reporter Database supplied by Ernst & Young LLP for the fiscal year ended September 30, 2013; and (6) the filing of reclaims of tax amounts withheld by European Union member countries.

The fees shown in the table above for the fiscal year ended September 30, 2012 include fees for (1) the review and preparation of the Funds’ income tax returns for the fiscal year ended September 30, 2012;(2) the review of excise tax calculations and preparation of excise tax returns for the calendar year ended December 31, 2012; (3) the use of a PFIC database supplied by Ernst & Young LLP for the fiscal year ended September 30, 2011 and the excise year ended December 31, 2011, and the semiannual period ended March 31, 2012; (4) the use of a Qualified Foreign Corporation (QFC) Database supplied by Ernst & Young LLP for the calendar year ended December 31, 2011; (5) the use of a Global Withholding Tax Reporter Database supplied by Ernst & Young LLP for the fiscal year ended September 30, 2012; and (6) the filing of reclaims of tax amounts withheld by European Union member countries.

(d) None.

(e)(1) During its regularly scheduled periodic meetings, the registrant’s audit committee considers any requests to pre-approve any audit, audit-related, tax and other services to be provided by the principal accountants of the registrant. The audit committee has authorized its chairman to exercise that authority in the intervals between meetings; and the chairman presents any such pre-approvals to the audit committee at its next regularly scheduled meeting. Under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, pre-approval of non-audit services may be waived provided that: 1) the aggregate fees for all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to its principal accountant during the fiscal year in which services are provided, 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(e)(2) No services included in Items 4(b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees for the fiscal years ended September 30, 2013 and September 30, 2012 by the registrant’s principal accountant for non-audit services rendered to the registrant are shown in the tables above and described under Items 4(b) – (d) above. For the registrant’s fiscal years ended September 30, 2013 and September 30, 2012, Ernst & Young LLP served as the registrant’s principal accountant and provided no services and billed no fees for non-audit services rendered to the registrant’s adviser or entities controlling, controlled by or under common control with the adviser.

(h) The audit committee of the registrant’s board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. The provisions of Rule 2-01(c)(7) were effective on May 6, 2003. No such services were rendered on or after May 6, 2003.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of September 30, 2013 are included as part of the annual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes to report.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Exhibits.

(a)	(1)	Code of Ethics for Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (as referenced in Item 2 above), attached hereto as Exhibit (a)(1)

	(2)	Certifications of Eric R. Colson, Principal Executive Officer and Gregory K. Ramirez, Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

(b)		Certification of Eric R. Colson, Principal Executive Officer and Gregory K. Ramirez, Principal Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	December 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	December 5, 2013

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Financial Officer

Date:	December 5, 2013